                                                    Registration No. 2-84904
                                                                        811-3790

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 18
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 20
                          QUANTITATIVE GROUP OF FUNDS
                          ---------------------------
              (Exact Name of Registrant as Specified in Charter)

                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773
                         ----------------------------
              (Address of Principal Executive Offices) (Zip Code)
                                (781) 259-1144
                                --------------
              Registrant's Telephone Number, including Area Code
                         WILLARD L. UMPHREY, President
                          Quantitative Group of Funds
                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773
                         ----------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
                            Joseph R. Fleming, Esq.
                            DECHERT PRICE & RHOADS
                      Ten Post Office Square, Suite 1230
                          Boston, Massachusetts 02109
                               ________________

            It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)
/_/ on (date) pursuant to paragraph (b)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a) of Rule 485
                                   _________

     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1998 was filed on May 28, 1998.

                          QUANTITATIVE GROUP OF FUNDS

                             Cross Reference Sheet

                            Pursuant to Rule 495(a)

Item No.        Registration Statement Caption                         Caption in Prospectus
--------        ------------------------------                         ---------------------
Part A
------
 1.       Cover Page..........................................   Cover Page
 2.       Synopsis............................................   Summary of Fees and Expenses
 3.       Condensed Financial Information.....................   Financial Highlights
 4.       General Description of Registrant...................   Investment Objectives and
                                                                 Policies; Risk Considerations;
                                                                 Portfolio Securities; Other
                                                                 Investment Practices
 5.       Management of the Fund..............................   Management of the Funds, Prior
                                                                 Performance of the Portfolio
                                                                 Manager of the Foreign Value
                                                                 Fund
 6.       Capital Stock and Other Securities..................   The Quantitative Group
 7.       Purchase of Securities Being Offered................   Calculation of Net Asset Value;
                                                                 How to Invest

 8.       Redemption or Repurchase............................   How to Redeem
 9.       Pending Legal Proceedings...........................   Not Applicable

Item No.  Registration Statement Caption                         Caption in Statement of
--------  ------------------------------                         -----------------------
                                                                 Additional Information
                                                                 ----------------------
Part B
------
10.       Cover Page and Table of Contents....................   Cover Page
11.       Fund History........................................   The Quantitative Group
12.       Description of the Fund and its                        Investment Objectives and
           Investments and Risks .............................   Policies; Other Investment
                                                                 Practices; Investment
                                                                 Restrictions of the Funds
13.       Management of the Registrant........................   Management of the Funds
14.       Control Persons and Principal Holders                  Management of the Funds
           of Securities......................................   (Trustees and Officers)
15.       Investment Advisory and Other
           Services...........................................   Management of the Fund
                                                                 (Trustees and Officers);
                                                                 Management Contract;
                                                                 Advisory Contracts;
                                                                 Distribution and
                                                                 Distribution Plan
16.       Brokerage Allocation and Other Practices............   Portfolio Transactions
17.       Capital Stock and Other Securities..................   The Quantitative Group
18.       Purchase, Redemption and Pricing of                    How to Invest; How to
           Shares.............................................   Redeem; Calculation of Net
                                                                 Asset Value
19.       Taxation of the Fund................................   Distributions;  Taxation
20.       Underwriter.........................................   Distributor and Distribution
                                                                 Plan
21.       Calculation of Performance Data.....................   Performance Measures
22.       Financial Statements................................   Financial Statements

Part C
------

          Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

QUANTITATIVE GROUP OF FUNDS
PROSPECTUS

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

AUGUST 1, 1998


                                   U.S. EQUITY FUNDS

                                      Quantitative Small Cap Fund
                                      Quantitative Mid Cap Fund
                                      Quantitative Growth and Income Fund

                                   INTERNATIONAL EQUITY FUNDS

                                      Quantitative International Equity Fund
                                      Quantitative Foreign Value Fund
                                      Quantitative Emerging Markets Fund

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]------------------------------------------------------------

55 Old Bedford Road                                                   PROSPECTUS
Lincoln, Massachusetts 01773                                      August 1, 1998
800-331-1244

The Quantitative Group of Funds is an open-end, non-diversified investment com-pany that offers six funds (individually a "Fund" and collectively the "Funds") with this Prospectus. Each Fund has distinct investment objectives. Quantita-tive Advisors, Inc. ("Manager") provides overall management and operational services to the Funds. Individual investment advisors ("Advisors") are pres-ently responsible for the day-to-day management of each Fund. The Funds are distributed by U.S. Boston Capital Corporation ("Distributor"), an affiliate of the Manager.

                               U.S. EQUITY FUNDS

  QUANTITATIVE SMALL CAP FUND
  QUANTITATIVE MID CAP FUND
  QUANTITATIVE GROWTH AND INCOME FUND

                              INTERNATIONAL FUNDS

  QUANTITATIVE INTERNATIONAL EQUITY FUND
  QUANTITATIVE FOREIGN VALUE FUND
  QUANTITATIVE EMERGING MARKETS FUND

Each Fund offers Ordinary Shares and Institutional Shares. Purchasers of Ordi-nary Shares of the Quantitative Small Cap Fund, Quantitative Growth and Income Fund, Quantitative International Equity Fund, and Quantitative Emerging Markets Fund pay a one percent (1%) deferred sales charge upon redemption, and an an-nual asset-based sales charge of .50%. Purchasers of Ordinary Shares of the Quantitative Foreign Value Fund pay a one percent (1%) deferred sales charge upon redemption, and a service fee of .25%. Ordinary Shares of the Quantitative Mid Cap Fund are offered on a no-load basis and carry only a service fee of
 .25%. Institutional Shares are offered on a pure no-load basis.

The minimum investment for Ordinary Shares of a Fund generally is $2,500. A $1,000 minimum applies to investors acquiring Ordinary Shares through an Auto-matic Investment Plan who agree to make minimum monthly purchases of $100 and to investors establishing certain accounts for minors. There is also a $1,000 minimum for Individual Retirement Accounts, pension, profit sharing and other employee benefit plans. Institutional Shares are available to qualified invest-ors, as described in this Prospectus, and to clients of certain securities dealers and financial advisors participating in programs described later in the Prospectus. There is no minimum for subsequent investments.

This Prospectus concisely describes the information that investors ought to know before investing. Please read the Prospectus carefully and keep it for further reference. A Statement of Additional Information ("SAI") dated August 1, 1998, which is incorporated by reference in this Prospectus, is available free of charge by writing or telephoning the Funds at 800-331-1244. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet Web site (http://www.sec.gov).

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                          Page
Quick Reference Guide                                                        2
Summary of Fees and Expenses                                                 3
Financial Highlights                                                         5
Prior Performance of the Portfolio Manager of the Foreign Value Fund Man-
 aging Other Accounts                                                        8
Investment Objectives and Policies                                           9
Risk Considerations                                                         12
Management of the Funds                                                     13
How to Invest                                                               17
How to Make Exchanges                                                       20
How to Redeem                                                               20
Calculation of Net Asset Value                                              22
Dividends, Distributions, and Taxation                                      22
Portfolio Securities                                                        23
Other Investment Practices                                                  24
Performance Data                                                            27
The Quantitative Group                                                      27

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

QUICK REFERENCE GUIDE

The Quantitative Funds

The investment objectives of each Fund are summarized below. There is no as-surance that a Fund will be able to attain its investment objectives. Because each Fund is limited by specific investment objectives, investments in a par-ticular Fund may be subject to greater market fluctuations than a portfolio with broader investment alternatives. More detailed information about each of the Funds, including risk considerations relevant to a particular Fund, is presented in Investment Objectives and Policies on page 9, Risk Considerations on page 12, Portfolio Securities on page 23, and Other Investment Practices on page 24.

                               U.S. Equity Funds

QUANTITATIVE SMALL CAP FUND ("Small Cap Fund") (formerly Quantitative Numeric
Fund) seeks maximum long-term capital appreciation by investing primarily in common stocks. The Fund generally invests in companies with smaller (one bil-lion dollars or less) market capitalizations.

QUANTITATIVE MID CAP FUND ("Mid Cap Fund") (formerly Quantitative Numeric II
Fund) seeks long-term growth of capital by investing primarily in common stock of companies with medium (one billion to five billion dollars) market capital-izations.

QUANTITATIVE GROWTH AND INCOME FUND ("Growth and Income Fund") seeks long-term growth of capital and income by investing primarily in common stocks of large companies having substantial equity capital that are currently paying divi-dends.

                              International Funds

QUANTITATIVE INTERNATIONAL EQUITY FUND ("International Equity Fund") seeks long-term capital growth and income by investing primarily in foreign securi-ties. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

QUANTITATIVE FOREIGN VALUE FUND ("Foreign Value Fund") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Austra-lia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

QUANTITATIVE EMERGING MARKETS FUND ("Emerging Markets Fund") (formerly Quanti-tative Foreign Frontier Fund) seeks long-term growth of capital by investing in securities of issuers located in emerging markets. An investment in the Emerging Markets Fund should be regarded as speculative and is subject to spe-cial risks that should be considered carefully by potential investors.

Minimum Investments

Each Fund offers Ordinary Shares and Institutional Shares. Purchasers of Ordi-nary Shares of the Small Cap Fund, Growth and Income Fund, International Eq-uity Fund, and Emerging Markets Fund pay a one percent (1%) deferred sales charge upon redemption, and an annual asset based sales charge of .50%. Pur-chasers of Ordinary Shares of the Foreign Value Fund pay a one percent (1%) deferred sales charge upon redemption, and a service fee of .25%. Ordinary Shares of the Mid Cap Fund are offered on a no-load basis and carry only a service fee of .25%. Institutional Shares are offered on a pure no-load basis. The minimum investment for Ordinary Shares of a Fund generally is $2,500. A $1,000 minimum investment applies to investors establishing an Automatic In-vestment Plan who agree to make minimum monthly purchases of $100 and to in-vestors establishing certain accounts for minors. There is also a $1,000 mini-mum for Individual Retirement Accounts (IRAs), pension, profit sharing and other employee benefit plans. Institutional Shares are available to certain institutional investors purchasing Shares in amounts greater than or equal to $1,000,000, and to other qualified investors described later in the Prospec-tus. There is no minimum for subsequent investments. See How to Invest on page 17.

How to Invest

Ordinary Shares may be purchased at their daily net asset value by completing the Account Application provided with this Prospectus and sending the Applica-tion, along with a check payable to QUANTITATIVE GROUP OF FUNDS, to the fol-lowing address:

    Quantitative Group of Funds
    Attention: Transfer Agent
    55 Old Bedford Road
    Lincoln, Massachusetts 01773

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]------------------------------------------------------------

Investors also may make monthly automatic investments through their checking account. Call 800-331-1244 with any questions, or to request an IRA Account Ap-plication. See How to Invest on page 17.

Redemptions and Exchanges

Shares may be redeemed at any time at their daily net asset value less a one percent (1%) deferred sales charge for Ordinary Shares. The deferred sales charge is not deducted on redemption of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996. Ordinary Shares of one Fund may generally be exchanged for Ordinary Shares of another Fund at any time without incurring a deferred sales charge. Special rules apply to exchanges into the Mid Cap Fund. The exchange privilege only is available to investors in states in which shares of the Fund to be acquired may legally be sold. An individual Fund may not be offered in each state.

Redemptions or exchanges of shares may be requested in writing. Shares also may be redeemed or exchanged by telephone or by automatic withdrawal, if those op-tions are selected on the Account Application. See How to Make Exchanges on page 20 and How to Redeem on page 20.

SUMMARY OF FEES AND EXPENSES

Shareholder Transaction Expenses (All Funds)

                                                      ORDINARY INSTITUTIONAL
                                                       SHARES     SHARES
Maximum Sales Load Imposed on Purchases               None         None
Maximum Sales Load Imposed on Reinvested Dividends    None         None
Deferred Sales Charge (as a percentage of redemption
 proceeds) (Mid Cap Fund)                             None(1)      None
Deferred Sales Charge (as a percentage of redemption
 proceeds) (all other Funds)                          1.00%        None
Exchange Fee                                          None         None

--------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996.

Annual Operating Expenses (as a percentage of average net assets)

                          Small Cap Mid Cap Growth and  International   Foreign    Emerging Markets
                            Fund     Fund   Income Fund  Equity Fund  Value Fund**       Fund
Ordinary Shares
Management Fee              1.00%    1.00%      .75%        1.00%        1.00%           .80%
 12b-1 Fees                  .50%     .25%      .50%         .50%         .25%           .50%
 Other Expenses (after
  reimbursement)*            .37%     .40%      .35%         .55%         .50%           .95%
Total Operating Expenses    1.87%    1.65%     1.60%        2.05%        1.75%          2.25%

--------
 * Other expenses and total operating expenses are shown giving effect to cus-tody credits received by the Funds in accordance with SEC regulations. These credits are generated by interest earned on uninvested cash balances main-tained by the Funds, and are used to offset custodial expenses of the Fund. Expenses net of custody credits would be as follows:

Other Expenses (after
 reimbursement)              .36%     .40%      .32%         .50%         .45%           .95%
Total Operating Expenses    1.86%    1.65%     1.57%        2.00%        1.70%          2.25%

--------
 ** Other expenses are based on estimated expenses for the current fiscal year of the Foreign Value Fund, which commenced investment operations on July 1, 1998.

Institutional Shares
Management Fee              1.00%    1.00%      .75%        1.00%        1.00%           .80%
 12b-1 Fees                  None     None      None         None         None           None
 Other Expenses (after
  reimbursement)*            .38%     .54%      .35%         .55%         .50%           .95%
Total Operating Expenses    1.38%    1.54%     1.10%        1.55%        1.50%          1.75%

--------
 * Expenses net of custody credits would be as follows:

Other Expenses (after
 reimbursement)              .37%     .54%      .32%         .50%         .45%           .95%
Total Operating Expenses    1.37%    1.54%     1.07%        1.50%        1.45%          1.75%

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

The purpose of the summary of expenses of the respective Funds is to assist an investor in understanding the various costs and expenses that an investor in a particular Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see Management of the Funds on page 13. None of the above examples should be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Expenses for the Funds are estimated based on actual expenses for each Fund's fiscal year ended March 31, 1998, including expense limitations where applicable, as well decreases in expenses anticipated in the current fiscal year. The Manager has contractually agreed to limit the total operating expenses of the Small Cap, and Growth and Income and International Equity Funds to 2.00% of their average net assets, without giving effect to custody credits, if applicable. The Manager also voluntarily has agreed to temporarily limit the total operating expenses of the Mid Cap and Emerging Markets Funds to 1.65% and 2.25%, respectively, of their average net assets, without giving effect to custody credits, if applicable. The agreement is subject to periodic review, and there is no guarantee that the Manager will continue to limit expenses of these Funds in the future. During the period ended March 31, 1998, the Manager agreed to limit the expenses of the Mid Cap Fund and the Emerging Markets Fund to 1.65% and 2.45%, respectively, of their average net assets, net of custody credits, and the Manager and the Distributor both waived additional fees for the Mid Cap Fund. Expenses eligible for reimbursement under all applicable expense limitations do not include interest, taxes, brokerage commissions, or extraordinary expenses. If the agreement were not in effect, the total expenses of the Funds would have been as follows: Mid Cap Fund Ordinary Shares--2.19%, Mid Cap Fund Institutional Shares--2.01%, Emerging Markets Fund Ordinary Shares--2.68%, and Emerging Markets Fund Institutional Shares--2.01%. Long-term shareholders owning Ordinary Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. The management fee paid to the Manager for managing the Small Cap Fund, the Mid Cap Fund, the International Equity Fund, and the Foreign Value Fund is higher than that paid by most other investment companies.

Example:  You would pay the following expenses on a $1,000 investment assuming
          (1) 5% annual return and (2) redemption at the end of each time period. Expenses shown in this example do not give effect to the custody credits:

                                Ordinary Shares              Institutional Shares
                        1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
Small Cap Fund           $29     $70    $113     $233    $14     $44     $76     $166
Mid Cap Fund             $17     $52    $ 90     $195    $16     $46     $78     $169
Growth and Income Fund   $27     $62    $ 99     $204    $11     $35     $61     $134
International Equity
 Fund                    $31     $75    $122     $251    $16     $49     $84     $185
Foreign Value Fund       $28     $66     --       --     $15     $47     --       --
Emerging Markets Fund    $33     $81    $132     $272    $18     $55     $95     $206

      You would pay the following expenses on the same investment, assuming no redemption:

Small Cap Fund           $19     $59    $101     $219    $14     $44     $76     $166
Mid Cap Fund             $17     $52    $ 90     $195    $16     $46     $78     $169
Growth and Income Fund   $16     $50    $ 87     $190    $11     $35     $61     $134
International Equity
 Fund                    $21     $64    $110     $238    $16     $49     $84     $185
Foreign Value Fund       $18     $55     --       --     $15     $47     --       --
Emerging Markets Fund    $23     $70    $120     $258    $18     $55     $95     $206


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following per share financial information for the Small Cap Fund (formerly Quantitative Numeric Fund), Mid Cap Fund (formerly Quantitative Numeric II
Fund), Growth and Income Fund, International Equity Fund, and Emerging Markets Fund (formerly Quantitative Foreign Frontier Fund) has been examined by PricewaterhouseCoopers LLP (formerly Price Waterhouse LLP), independent accountants, whose report thereon is included in the Statement of Additional Information. Per share financial information is not included for the Foreign Value Fund because it commenced operations subsequent to March 31, 1998. This condensed financial information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                        Income from
                                  Investment Operations                          Distributions
                                            Net Realized
                  Net Asset                      and                 Dividends  Distributions               Net Asset
                  Value at     Net           Unrealized   Total From  from Net      from                     Value,
                  Beginning Investment       Gain (Loss)  Investment Investment   Realized        Total      End of     Total
                  of Period   Income        on Securities Operations   Income   Capital Gains Distributions  Period   Return (c)
SMALL CAP FUND
ORDINARY SHARES
Year Ended March
31,
1994               $14.12     (0.09)            2.57         2.48        --         (1.27)        (1.27)     $15.33     17.80%
1995(f)            $15.33     (0.20)            1.67         1.47        --         (0.99)        (0.99)     $15.81     10.24%
1996(f)            $15.81     (0.21)(a)         5.54         5.33        --         (2.23)        (2.23)     $18.91     34.25%
1997(f)            $18.91      0.16 (a)(h)      0.77         0.93        --         (4.80)        (4.80)     $15.04      1.72%
1998(f)            $15.04     (0.23)(a)         5.60         5.37      (0.16)       (2.45)(i)     (2.61)     $17.80     37.79%
INSTITUTIONAL SHARES (D)
Year Ended March
31,
1994               $14.15     (0.05)            2.63         2.58        --         (1.27)        (1.27)     $15.46     18.50%
1995(f)            $15.46     (0.13)            1.71         1.58        --         (0.99)        (0.99)     $16.05     10.88%
1996(f)            $16.05     (0.12)(a)         5.63         5.51        --         (2.23)        (2.23)     $19.33     34.89%
1997(f)            $19.33      0.08 (a)(h)      0.94         1.02        --         (4.80)        (4.80)     $15.55      2.21%
1998(f)            $15.55     (0.15)(a)         5.79         5.64      (0.34)       (2.45)(i)     (2.79)     $18.40     38.44%
MID CAP FUND
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05 (a)         0.07         0.12        --           --            --       $10.12      1.20%
Year Ended March
31,
1996(f)            $10.12      0.06 (a)         3.27         3.33      (0.01)       (0.24)        (0.25)     $13.20     33.01%
1997(f)            $13.20      0.09 (a)         2.29         2.38      (0.14)       (2.00)        (2.14)     $13.44     17.47%
1998(f)            $13.55     (0.08)(a)         6.06         5.98        --         (3.37)        (3.37)     $16.05     46.76%
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996               $10.27      0.10 (a)         3.09         3.19      (0.02)       (0.24)        (0.26)     $13.20     31.12%
Year Ended March
31,
1997               $13.20      0.11 (a)         2.27         2.38      (0.03)       (2.00)        (2.03)     $13.55     17.51%
1998(f)            $13.55     (0.06)(a)         6.12         6.06        --         (3.37)        (3.37)     $16.24     47.01%
GROWTH AND INCOME FUND
ORDINARY SHARES
Year Ended March
31,
1994               $17.27      0.18             0.21         0.39      (0.16)       (3.64)        (3.80)     $13.86      1.51 %
1995(f)            $13.86      0.14             1.44         1.58      (0.16)       (1.56)        (1.72)     $13.72     12.71 %
                         Ratios and Supplemental Data
                    Net    Ratio of    Ratio of Net
                  Assets, Operating     Investment
                  End of   Expenses    Income (Loss)                Average
                  Period  to Average    to Average    Portfolio    Commission
                  (000s)  Net Assets    Net Assets    Turnover      Rate (g)
SMALL CAP FUND
ORDINARY SHARES
Year Ended March
31,
1994              $40,852    1.83%         (1.30)%     389.00%          --
1995(f)           $53,920    1.84%         (1.31)%     320.00%          --
1996(f)           $71,618    1.97%*        (1.17)%     324.00%          --
1997(f)           $57.135    1.97%*         0.90 %(h)  393.00%      $0.0305
1998(f)           $66.876    1.90%*        (1.33)%     135.00%      $0.0406
INSTITUTIONAL SHARES (D)
Year Ended March
31,
1994              $24,175    1.23%         (0.70)%     389.00%          --
1995(f)           $47,044    1.36%         (0.82)%     320.00%          --
1996(f)           $42,803    1.47%*        (0.87)%     324.00%          --
1997(f)           $ 9,207    1.47%*         0.41 %(h)  393.00%      $0.0305
1998(f)           $ 6.286    1.41%*        (0.86)%     135.00%      $0.0406
MID CAP FUND
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)           $   420     --            1.50 %(b)    0.00%(b)       --
Year Ended March
31,
1996(f)           $ 6,025    2.34%*         0.46 %     181.00%          --
1997(f)           $ 8,733    1.19%*         0.62 %     162.00%      $0.0492
1998(f)           $15,484    1.57%         (0.52)%     128.00%      $0.0466
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996              $ 4,621    2.02%(b)*      0.87 %(b)  181.00%          --
Year Ended March
31,
1997              $   361    1.44%*         0.77 %     162.00%      $0.0492
1998(f)           $   823    1.40%         (0.35)%     128.00%      $0.0466
GROWTH AND INCOME FUND
ORDINARY SHARES
Year Ended March
31,
1994              $36,510    1.72%          1.02 %     110.00%          --
1995(f)           $37,048    1.69%          1.01 %     121.00%          --

                                        Income from
                                  Investment Operations                       Distributions
                                         Net Realized
                  Net Asset                   and                 Dividends  Distributions               Net Asset
                  Value at     Net        Unrealized   Total From  from Net      from                     Value,
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total      End of       Total
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions  Period     Return (c)
1996(f)            $13.72      0.12 (a)       2.89        3.01      (0.13)       (2.03)        (2.16)     $14.57        22.17 %
1997(f)            $14.57      0.08 (a)       2.53        2.61      (0.10)       (1.86)        (1.96)     $15.22        17.97 %
1998(f)            $15.22      0.00           7.61        7.61      (0.05)       (1.93)        (1.98)     $20.85        51.52 %
INSTITUTIONAL SHARES (D)
Year Ended March
31,
1994               $17.28      0.28           0.19        0.47      (0.25)       (3.64)        (3.89)     $13.86         1.99 %
1995(f)            $13.86      0.21           1.44        1.65      (0.23)       (1.56)        (1.79)     $13.72        13.29 %
1996(f)            $13.72      0.20 (a)       2.89        3.09      (0.20)       (2.03)        (2.23)     $14.58        22.75 %
1997(f)            $14.58      0.15 (a)       2.55        2.70      (0.18)       (1.86)        (2.04)     $15.24        18.62 %
1998(f)            $15.24      0.10           7.60        7.70      (0.17)       (1.93)        (2.10)     $20.84        52.18 %
INTERNATIONAL EQUITY FUND
ORDINARY SHARES
Year Ended March
31,
1994               $ 8.03      0.00 (a)       2.28        2.28      (0.13)         --          (0.13)     $10.18        28.69 %
1995(f)            $10.18     (0.03)(a)       0.04        0.01      (0.13)         --          (0.13)     $10.06         0.07 %
1996(f)            $10.06      0.00 (a)       0.67        0.67      (0.03)         --          (0.03)     $10.70         6.63 %
1997(f)            $10.70      0.01 (a)       0.40        0.41      (0.08)         --          (0.08)     $11.03         3.82 %
1998(f)            $11.03      0.07 (a)       1.30        1.37      (0.11)       (0.06)        (0.43)(j)  $11.97        12.95 %
INSTITUTIONAL SHARES (D)
April 1, 1991 to
March 19,
1992               $ 9.40      0.09 (a)      (1.40)      (1.31)     (0.15)         --          (0.15)     $ 7.94(e)    (14.62)%(b)
August 25,
1994** to March
31,
1995(f)            $11.00      0.01 (a)      (0.73)      (0.72)     (0.18)         --          (0.18)     $10.10        (6.57)%
Year Ended March
31,
1996(f)            $10.10      0.04 (a)       0.66        0.70      (0.07)         --          (0.07)     $10.73         6.95 %
1997(f)            $10.73      0.06 (a)       0.41        0.47      (0.10)         --          (0.10)     $11.10         4.38 %
1998(f)            $11.10      0.14 (a)       1.28        1.42      (0.20)       (0.11)        (0.57)(j)  $11.95        13.50 %
EMERGING MARKETS FUND
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)            $10.00     (0.05)(a)      (2.71)      (2.76)       --           --            --       $ 7.24       (27.60)%
Year Ended March
31,
1996(f)            $ 7.24     (0.07)(a)       1.21        1.14        --           --            --       $ 8.38        15.75 %
1997(f)            $ 8.38     (0.04)(a)       0.90        0.86        --           --            --       $ 9.24        10.26 %
1998(f)            $ 9.24     (0.04)         (1.50)      (1.51)       --           --            --       $ 7.70       (16.67)%
INSTITUTIONAL SHARES
April 2, 1996**
to March 31,
1997(f)            $ 8.49      0.01 (a)       0.80        0.81      (0.03)         --          (0.03)     $ 9.27        9.54 %
Year Ended March
31,
1998(f)            $ 9.27      0.02          (1.53)      (1.51)       --           --            --       $ 7.76       (16.29)%
                        Ratios and Supplemental Data
                    Net    Ratio of    Ratio of Net
                  Assets, Operating     Investment
                  End of   Expenses       Income                    Average
                  Period  to Average    to Average    Portfolio    Commission
                  (000s)  Net Assets    Net Assets    Turnover      Rate (g)
1996(f)           $41,353    1.73%*        0.81 %      152.00%          --
1997(f)           $43,266    1.73%*        0.50 %       98.00%      $0.0397
1998(f)           $66,397    1.69%*       (0.01)%       72.00%      $0.0368
INSTITUTIONAL SHARES (D)
Year Ended March
31,
1994              $ 3,990    1.22%         1.52 %      110.00%          --
1995(f)           $ 1,975    1.23%         1.48 %      121.00%          --
1996(f)           $ 1,888    1.24%*        1.31 %      152.00%          --
1997(f)           $ 1,532    1.24%*        0.99 %       98.00%      $0.0397
1998(f)           $ 3,724    1.19%*        0.50 %       72.00%      $0.0368
INTERNATIONAL EQUITY FUND
ORDINARY SHARES
Year Ended March
31,
1994              $26,222    2.01%        (0.08)%       40.00%          --
1995(f)           $27,657    1.91%        (0.24)%       46.48%          --
1996(f)           $27,402    2.15%*       (0.04)%       43.00%          --
1997(f)           $27,410    2.20%*        0.10 %      135.00%      $0.0140
1998(f)           $32,182    2.18%*        0.62 %       61.00%      $0.0095
INSTITUTIONAL SHARES (D)
April 1, 1991 to
March 19,
1992              $     0    1.63%         1.05 %       52.00%          --
August 25,
1994** to March
31,
1995(f)           $ 3,052    1.66%(b)      0.13 %(b)    46.48%(b)       --
Year Ended March
31,
1996(f)           $ 1,241    1.65%*        0.38 %       43.00%          --
1997(f)           $ 1,760    1.69%*        0.51 %      135.00%      $0.0140
1998(f)           $ 1,728    1.68%*        1.19 %       61.00%      $0.0095
EMERGING MARKETS FUND
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)           $ 4,259    2.54%(b)     (1.03)%(b)    10.72%(b)       --
Year Ended March
31,
1996(f)           $ 7,736    2.74%*       (0.84)%        9.00%          --
1997(f)           $10,052    2.68%*       (0.47)%        8.00%      $0.0024
1998(f)           $ 9,241    2.69%*       (0.43)%       52.00%      $0.0008
INSTITUTIONAL SHARES
April 2, 1996**
to March 31,
1997(f)           $ 1,212    2.01%(b)*     0.13 %(b)     8.00%(b)   $0.0024
Year Ended March
31,
1998(f)           $ 1,002    2.19%*        0.24 %       52.00%      $0.0008

 * EXPENSE RATIOS FOR THE PERIODS ENDED MARCH 31, 1998, MARCH 31, 1997 AND MARCH 31, 1996 ARE SHOWN GROSS OF CUSTODY CREDITS IN ACCORDANCE WITH SEC REGULATIONS. SEE NOTE 3 TO THE FINANCIAL STATEMENTS OF THE FUNDS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. THESE CREDITS ARE GENERATED BY INTEREST EARNED ON UNINVESTED CASH BALANCES MAINTAINED BY THE FUNDS, AND ARE USED TO OFFSET CUSTODIAL EXPENSES OF THE FUND. THE FUNDS' EXPENSE RA-TIOS NET OF SUCH CREDITS, AS REPORTED IN PRIOR PERIODS, WOULD HAVE BEEN AS
   FOLLOWS: SMALL CAP ORDINARY AND INSTITUTIONAL SHARES, 1.89%, 1.90%, 1.88% AND 1.40%, 1.40%, 1.38%, RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997, AND 1996; MID CAP ORDINARY AND INSTITUTIONAL SHARES, 1.11%, 1.92% AND 1.27, 1.66% (ANNUALIZED), RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1997 AND 1996; GROWTH AND INCOME ORDINARY AND INSTITUTIONAL SHARES, 1.65%, 1.70%, 1.64% AND 1.14%, 1.21%, 1.15%, RESPECTIVELY, FOR THE
   PERIODS ENDED MARCH 31, 1998, 1997, AND 1996; INTERNATIONAL EQUITY ORDINARY AND INSTITUTIONAL SHARES, 2.03%, 2.15%, 2.09% AND 1.54%, 1.64%, 1.59%, RE-
   SPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997, AND 1996; AND EMERGING MARKETS ORDINARY AND INSTITUTIONAL SHARES 2.57%, 2.56%, 2.59% AND 2.07%, 1.89% (ANNUALIZED), %, RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997, AND 1996.
** COMMENCEMENT OF OPERATIONS.
(a) Reflects expense waivers/reimbursements in effect during the period. See
    Note 3 to the Financial Statements of the Funds. As a result of such waivers/reimbursements, expenses of the Small Cap Fund Ordinary Shares for the periods ended March 31, 1998, 1997 and 1996 reflect a reduction of $0.01, $0.02, and $0.02 per share; expenses of the Small Cap Fund Institu-tional Shares for the periods ended March 31, 1998, 1997 and 1996 reflect a reduction of $0.01, $0.02 and $0.02 per share; expenses for the Mid Cap Fund Ordinary Shares for the periods ended March 31, 1998, 1997, 1996 and 1995 reflect a reduction of $0.07, $0.15, $0.23 and $0.76 per share; ex-penses for the Mid Cap Fund Institutional Shares for the period ended March 31, 1998, 1997 and 1996 reflect a reduction of $0.06, $0.10 and $0.11 per share; expenses of the Growth and Income Fund Ordinary Shares for the periods ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Growth and Income Fund Institutional Shares for the period ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the International Equity Fund Ordi-nary Shares for the periods ended March 31, 1998, 1997, 1996, 1995 and 1994 reflect a reduction of $--, $0.01, $0.01, $0.01 and $0.01 per share, respectively; expenses of the International Equity Fund Institutional Shares for the periods ended March 31, 1998, 1997, 1996 and 1995 reflect a reduction of $--, $0.02, $0.01 and $0.01 per share, respectively; expenses of the Emerging Markets Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.01, $0.01 and $0.02 per share; and expenses of the Emerging Markets Fund Institutional Shares for the period ended March 31, 1997 reflect a reduction of $0.02 per share.
(b) Annualized.
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares, where applicable. The total return would have been lower if certain fees had not been waived or if fees had not been reduced by credits allowed by the custodian. The deferred sales charge of 1% is not deducted on Ordinary Shares of the Mid Cap purchased on or after Au-gust 1, 1996.
(d) Investment Income and Expenses for the periods ending March 31, 1991 through March 31, 1994 were calculated for the Ordinary Shares and then adjusted for the differences in distribution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional share-holders and no Institutional Shares of beneficial interest outstanding from that date until August 25, 1994. See Note 1 to the Financial State-ments of the Funds.
(f) Per share numbers have been calculated using the average shares method.
(g) In accordance with SEC reporting requirements the average commission rate has been calculated for fiscal years beginning on or after December 1, 1995.
(h) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the ad-visor during the fiscal year ended March 31, 1997.
(i) Represents $2.42 per share of distributions from realized capital gains and $0.03 per share of a return of capital.
(j) Includes $0.06 per share of distributions in excess of net investment in-come and $0.05 per share of distributions in excess of realized capital gains for Ordinary Shares and $0.11 per share of distributions in excess of net investment income and $0.05 per share of distributions in excess of realized capital gains for Institutional Shares.

QUANTITATIVE GROUP of FUNDS                             [LOGO OF QUANTITATIVE
--------------------------------------------------------GROUP APPEARS HERE]

PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER OF THE FOREIGN VALUE FUND MANAGING OTHER ACCOUNTS

Provided below are historical performance figures reflecting a composite of the total returns for all private accounts managed by Bernard J. Horn, Jr. (the "Portfolio Manager") for the periods indicated, that have investment ob-jectives, policies and strategies substantially similar to those of the For-eign Value Fund (the "Composite International Accounts"). The data presented are unaudited and represent the performance of the Composite International Ac-counts while Mr. Horn was employed by Polaris Capital Management, Inc., the Fund's Advisor ("Polaris"), and other investment firms. See Management of the Fund--the Manager and the Advisor on page 13. Prior to acquiring Polaris in January, 1995, Mr. Horn worked as a portfolio manager at Horn & Company from February 1980 to January 1991, at Freedom Capital Management Corporation from January 1991 to September 1992, and at MDT Advisers, Inc. from September 1992 to December 1994. No one other than Mr. Horn played a significant part in achieving the Composite International Accounts' performance during the time periods shown.

At Polaris, Mr. Horn is responsible for managing the Foreign Value Fund. Mr. Horn will generally have the same degree of investment discretion in making decisions with respect to the Foreign Value Fund as with the Composite Inter-national Accounts, although the Fund is subject to certain legal restrictions, set forth below, that do not apply to private accounts. The Composite Interna-tional Accounts information is provided merely to illustrate the past perfor-mance of the Portfolio Manager in managing substantially similar accounts, as measured against a specified market index, and does not represent the perfor-mance of the Foreign Value Fund, which does not yet have a performance record of its own. Investors should not consider this performance data as indication of future performance of the Fund, the Portfolio Manager, or Polaris.

The performance information for the Composite International Accounts has been adjusted to reflect the same types of fees and expenses to which the Foreign Value Fund is subject, including the 1% redemption fee for Ordinary Shares, and prior to any fee waivers or expense reimbursements. Due to the difference in expenses between the Composite International Accounts and the Foreign Value Fund, the actual returns for the Composite International Accounts would have been higher. In addition, the Composite International Accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Composite International Accounts could have been lower than what is shown had they been regulated as investment companies under the federal se-curities laws.

The following table summarizes the calculation of average annual return for the Composite International Accounts compared with the performance of the Mor-gan Stanley Europe, Australia and Far East ("EAFE") Index for the periods in-dicated.

Average Annual Total Return as of 3/31/98 (Assuming Expenses of Ordinary
Shares)

                                                      One    Five   Ten
                                                      Year  Years  Years
Composite International Accounts(1)                  13.36% 13.58% 10.69%
Composite International Accounts, Excluding Cash(1)  12.77% 15.91% 11.92%
EAFE Index(2)                                        18.61% 11.93%  6.20%

Average Annual Total Return as of 3/31/98 (Assuming Expenses of Institutional Shares)

                                                      One    Five   Ten
                                                      Year  Years  Years
Composite International Accounts(1)                  14.78% 14.09% 11.08%
Composite International Accounts, Excluding Cash(1)  14.19% 16.42% 12.30%
EAFE Index(2)                                        18.61% 11.93%  6.20%

--------
(1) The term "Composite International Accounts" refers to fully discretionary private accounts having investment objectives substantially similar to those employed in managing the Foreign Value Fund. The percentages shown consist of the average annual total return (net of the projected fees and expenses for the Foreign Value Fund) for the years 1988 through 1997 of Composite International Accounts which Bernard J. Horn, Jr., President of Polaris, personally managed in his capacity as sole investment officer for other investment firms by which he was then employed, and which accounts, after January 1, 1995, continued under management by Polaris. The data for 1988 through 1994 are not, and should not be construed as, the performance data of Polaris, which began operations in January 1995.
(2) The EAFE Index is an unmanaged index of common stocks considered to be generally representative of the performance of issuers located in Europe, Australia and the Far East. The Index is adjusted to reflect the reinvest-ment of dividends, but does not reflect fees, brokerage commissions, or other expenses of investing.

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE                                QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

Value of $10,000 Investment in Composite International Accounts vs. EAFE Index

The following line graph compares the value of $10,000 invested in the Compos-ite International Accounts for the ten year period ended March 31, 1998 (assum-ing expenses commensurate with the Ordinary Shares of the Foreign Value Fund) with the value of $10,000 invested in the EAFE Index. The performance data pre-sented represents past performance of the Composite International Accounts and does not indicate future performance of the Foreign Value Fund, the Portfolio Manager, or the Advisor. Share prices and investment returns of the Foreign Value Fund will fluctuate with market conditions, as well as changes in compa-ny-specific fundamentals of portfolio securities, so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]


                    YEAR          EAFE        COMPOSITE

                     88         $10,000        $10,000
                                  9,570         10,533
                                  9,647          9,903
                                 11,161         10,985
                     89          11,206         12,174
                                 10,522         11,836
                                 11,827         13,165
                                 12,383         13,958
                     90           9,956         14,045
                                 10,931         16,072
                                  8,636         12,347
                                  9,560         12,424
                     91          10,296         12,812
                                  9,740         12,021
                                 10,597         13,335
                                 10,798         13,045
                     92           9,535         13,557
                                  9,754         14,644
                                  9,930         13,520
                                  9,572         13,578
                     93          10,740         14,735
                                 11,836         14,548
                                 12,641         15,279
                                 12,767         17,498
                     94          13,227         17,537
                                 13,914         17,226
                                 13,928         17,747
                                 13,803         17,343
                     95          14,079         17,590
                                 14,206         18,967
                                 14,831         20,432
                                 15,454         20,784
                     96          15,917         22,723
                                 16,188         23,751
                                 16,188         23,567
                                 16,463         26,660
                     97          16,233         27,333
                                 18,359         30,756
                                 18,249         32,117
                                 16,826         28,849
                     98          19,301         30,824


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

Quantitative Investment Style

Each of the Funds employs a "quantitative" investment approach to selecting in-vestments. Investment managers using this approach to investing rely on com-puter technology and financial databases to assist in the stock selection proc-ess. Proprietary computer models are capable of rapidly ranking a large uni-verse of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, a portfolio of securities consistent with an individual Fund's in-vestment objectives is constructed.

General

It is generally the practice of each Fund to remain fully invested during most market conditions. However, for temporary defensive purposes, when market con-ditions are such that a more conservative approach to investment is desirable, and for liquidity purposes, a Fund may invest in the short-term debt obliga-tions described under Portfolio Securities on page 23. With the exception of the Growth and Income Fund, current income is only a secondary consideration for the Funds in selecting investments.

Because the investment alternatives available to each Fund may be limited by the specific objectives of that Fund, investors should be aware that an invest-ment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of secu-

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                             [LOGO OF QUANTITATIVE
--------------------------------------------------------GROUP APPEARS HERE]

rities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single Fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

U.S. Equity Funds

Quantitative Small Cap Fund

The investment objective of the Quantitative Small Cap Fund is to seek maximum long-term capital appreciation by investing primarily in common stocks, al-though it also may invest in convertible preferred stocks, warrants and con-vertible debentures and bonds. The Small Cap Fund generally invests in common stock of companies with smaller (one billion dollars or less) market capital-izations. The Fund also may purchase investment-grade fixed-income securities such as bonds, debentures and notes when it is believed that they have poten-tial for long-term capital appreciation.

Quantitative Mid Cap Fund

The investment objective of the Quantitative Mid Cap Fund is to provide for long-term growth of capital. The Fund seeks to attain its objective primarily by investing in common stock of companies with medium (one billion to five billion dollars) market capitalizations, although the Fund may invest in the common stock of companies with smaller and larger market capitalizations as well. The Fund also may purchase investment-grade fixed-income securities, such as bonds, debentures and notes, when it is believed they have potential for long-term capital appreciation. In anticipation of a decline in the price of a security, it may be sold short and the same security would be borrowed from a broker or other institution to complete the sale. The Fund's short sales must be fully collateralized, and the Fund will not sell short securi-ties whose underlying value exceeds 25% of the Fund's net assets. See Other Investment Practices--Short Sales on page 25.

Under normal circumstances at least 65% of the Mid Cap Fund's total assets will be invested in common stocks of domestic companies, as well as convert-ible debt, preferred stock, rights, warrants, options and other securities ex-changeable for shares of common stock. The Fund also may invest in equity se-curities of foreign and multinational companies.

Quantitative Growth and Income Fund

The investment objective of the Quantitative Growth and Income Fund is to seek long-term growth of capital and income by investing primarily in common stocks of large companies having substantial equity capital that are currently paying dividends. The Growth and Income Fund also may invest in securities, including American Depository Receipts, of certain larger, well-capitalized foreign com-panies whose stock is traded in the United States and is part of the Standard & Poor's 500 Index, and in convertible debentures and bonds, convertible pre-ferred stocks, and in investment-grade fixed-income securities, such as bonds, debentures and notes. Fixed-income securities, unless rated A or higher by Standard & Poor's Corporation or by Moody's Investors Service, Inc., may have some speculative characteristics. Since changes in prevailing interest rates affect the market value of debt instruments inversely, generally the longer the maturity of the debt instrument the greater the risk of an adverse move-ment in interest rates and a decline in the market value of the debt instru-ment.

International Funds

Quantitative International Equity Fund

The investment objective of the Quantitative International Equity Fund is to seek long-term capital growth and income by investing in a diversified portfo-lio consisting primarily of foreign securities. The Fund's policy is to con-centrate its investments in securities issued by companies having their prin-cipal business activities outside of the United States, and foreign government securities. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of the value of its total assets in foreign securi-ties. Investments by the Fund in foreign securities may involve special con-siderations and additional investment risks. See Risk Considerations--Foreign Securities on page 12.

The Fund intends to seek investment opportunities in securities principally traded on recognized stock exchanges in Australia, Canada, New Zealand, West-ern Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Ita-ly, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United King-

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE                                QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

dom) and the Far East (Hong Kong, Japan, Malaysia and Singapore) and on such other recognized foreign stock exchanges as may be determined from time to time.

Under normal circumstances, at least 65% of the Fund's total assets will be in-vested in securities of companies having their principal business activities in nine or more foreign countries. This diversification should enable the Fund to take advantage of differences between economic trends and the performance of the securities markets in various countries. The diversification also may re-duce the effect of events in any one country on the Fund's performance.

Quantitative Emerging Markets Fund

The investment objective of the Quantitative Emerging Markets Fund is to pro-vide for long-term growth of capital by investing in equity securities of is-suers located in emerging markets. Under normal circumstances, at least 65% of the Emerging Markets Fund's total assets will be invested in common stocks, as well as convertible debt, preferred stock, rights, warrants, options and other securities exchangeable for shares of common stock.

The Fund is designed to provide investors with a broad exposure to the growth of equity markets in less developed nations. The Fund generally will be in-vested in eight or more emerging markets. An emerging market is broadly defined as one with low- to middle per capita income. The classification system used by the World Bank and International Finance Corporation in determining the emerg-ing markets of the world will be used to define the eligible universe of poten-tial markets for investment. The Fund currently expects to invest in issuers located in some or all of the following emerging market countries: Argentina, Brazil, Czech Republic, Chile, China, Colombia, Greece, Hungary, India, Indone-sia, Israel, Jordan, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. The list of countries in which the Fund can invest may change from time to time.

The performance of individual emerging markets generally is characterized by greater volatility than more developed markets. By diversifying the Fund's in-vestments, the Fund attempts to reduce the affect of volatility in any one mar-ket on the Fund's overall performance. Nevertheless, an investment in the Emerging Markets Fund should be considered speculative and is subject to spe-cial risks that should be reviewed carefully by potential investors. See Risk Considerations--Foreign Securities on page 12.

Quantitative Foreign Value Fund

The investment objectives of the Foreign Value Fund are to seek long-term capi-tal growth and income by investing in a diversified portfolio consisting pri-marily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets. The Fund's policy is to concentrate its investments in securities issued by companies having their principal business activities outside of the United States, and foreign government securities. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of the value of its total assets in foreign securities. Investments by the Fund in foreign securities may involve special considerations and addi-tional investment risks. See Risk Considerations--Foreign Securities on page 12.

The Fund intends to seek investment opportunities in securities principally traded on recognized stock exchanges in Australia, Canada, New Zealand, Western Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom) and the Far East (Hong Kong, Japan, Malaysia and Singapore) and on such other recognized foreign stock exchanges as may be determined from time to time.

The Fund may also invest in securities principally traded on recognized stock exchanges in emerging markets. An emerging market is broadly defined as one with low- to middle per capita income. The class-ification system used by the World Bank and International Finance Corporation in determining the emerging markets of the world will be used to define the eligible universe of potential markets for investment. The Fund currently expects to invest in issuers located in some or all of the following emerging market countries: Argentina, Brazil, Czech Republic, Chile, China, Colombia, Greece, Hungary, India,

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                             [LOGO OF QUANTITATIVE
--------------------------------------------------------GROUP APPEARS HERE]

Indonesia, Israel, Jordan, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, Sri Lanka, Tai-wan, Thailand, Turkey, Venezuela and Zimbabwe. The list of countries in which the Fund can invest may change from time to time. There is no limit as to the percentage of the Fund's assets that may be invested in emerging markets.

RISK CONSIDERATIONS

Investors should be aware that the Small Cap Fund may invest in smaller compa-nies, and that the International Equity, Foreign Value and Emerging Markets Funds may invest in foreign securities. Both classes of investments involve special risks that are described below. Consequently, only those investors who are in the financial position to assume such risks in seeking the possibility of long-term growth of capital should consider an investment in these Funds.

Smaller Companies

The Small Cap Fund may have substantial portions of its investments in smaller companies. Small companies may have more narrow product lines and often lack the managerial, financial and other resources of medium- or larger-sized com-panies with whom they compete. In addition, the securities of these companies may not be as readily marketable and may experience more price volatility. The securities of some smaller companies also may be purchased by the Fund because they have a potential for growth and earnings over the next several years greater than that of most other companies. Since securities of these companies tend to trade in the marketplace at above-average price to earnings ratios, the price of these securities often can experience a more sudden and dramatic downward reaction to negative news than is the case with securities carrying a lower market multiple. This is particularly true of companies with a narrow product line or whose securities are relatively thinly traded.

Foreign Securities

The International Equity Fund, Foreign Value Fund and Emerging Markets Fund will have a substantial portion of their assets invested in foreign securi-ties. Investments in foreign securities may involve special considerations and risks not present in investments in domestic securities. Foreign stock mar-kets, while growing in volume, generally have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. compa-nies. Foreign brokerage commissions are generally higher than in the United States, and custodial expenses for a portfolio of foreign securities are gen-erally higher than for a portfolio of U.S. securities.

Dividends, interest and other amounts received by a Fund on account of its in-vestments in foreign securities may be subject to foreign withholding taxes and collection fees. In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, po-litical or financial instability and diplomatic developments that could affect the value of investments in those countries. There also may be less publicly available information about a foreign company than about a U.S. company, and foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Foreign securities markets may have different clearance and settlement proce-dures than the U.S. securities markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of secu-rities transactions, making it difficult to conduct securities trades. The in-ability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Funds due to subsequent declines in the value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in liability to the purchaser.

Emerging Markets

The Emerging Markets Fund invests primarily in issuers located in emerging markets. The risks described above generally are greater for investments in emerging markets. In addition, economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as rates

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE                                QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

of growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments posi-tions. Many countries with emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging markets countries. These factors may strongly influence the price of securities held by the Fund in a particular country.

Foreign Currency Risks

Because investments in foreign companies generally involve currencies of for-eign countries, changes in currency exchange rates and in exchange control reg-ulations may affect the value of foreign securities held by the Funds, and the Funds may incur costs in connection with conversions between various curren-cies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securi-ties denominated in the same currency. In addition, significant uncertainty surrounds the proposed introduction of the euro (a common currency for the Eu-ropean Union) in January 1999 and its effect on the value of securities denomi-nated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, result-ing in a loss to the Funds. Such changes will also affect the Fund's income and distributions to shareholders. The International Equity Fund, Foreign Value Fund and Emerging Markets Fund may attempt to minimize the effect of currency fluctuation by entering into hedging transactions. The success of these strate-gies will depend on the Advisor's ability to predict movements in exchange rates. See Other Investment Practices--Foreign Currency Transactions on page 25.

MANAGEMENT OF THE FUNDS

Under Massachusetts law, the management of the Funds' business and affairs is the ultimate responsibility of the Board of Trustees ("Trustees") of the Funds.

The Manager and the Advisors

The Funds are managed by Quantitative Advisors, Inc., 55 Old Bedford Road, Lin-coln, MA 01773 (the "Manager"), which provides overall management and adminis-tration of the Funds. Under the terms of the management agreement, the Manager may, subject to the approval of the Trustees, manage the Funds itself or, sub-ject to the approval by the Trustees and the shareholders, select subadvisors (the "Advisors") to manage certain of the Funds. In the latter case, the Man-ager monitors the Advisors' investment program and results, reviews brokerage matters, oversees compliance by the Funds with various federal and state stat-utes and carries out the directives of the Trustees. In each case, the Manager also provides the Funds with office space, office equipment, and personnel nec-essary to operate and administer the Funds' business, and supervises the provi-sion of services by third parties such as the Funds' custodian.

Pursuant to an Advisory Contract with the Manager, the Advisor to a Fund fur-nishes continuously an investment program for the Fund, makes investment deci-sions on behalf of the Fund, places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by such Advisor and may perform certain limited, related administrative func-tions in connection therewith.

Under the terms of the Management Agreement and the Advisory Contracts, portfo-lio transactions may be executed with broker-dealers who furnish an Advisor or the Manager, without cost to it, certain services of value to the Advisor or Manager in advising the Fund and other clients. In so doing, the Fund may pay greater brokerage commissions than it might otherwise pay. Sales of shares of a Fund may also be considered as a factor in the selection of brokers for a Fund's portfolio transactions.

Each Fund emphasizes the use of computer models in the stock selection process. These computer models generally are developed as a result of research conducted by a team of individuals. The same investment strategy used to manage a partic-ular Fund also may be used to manage separate institutional accounts maintained at the Manager or Advisor.

The Manager is an affiliate of U.S. Boston Capital Corporation, the Funds' Dis-tributor, which is a wholly owned subsidiary of U.S. Boston Corporation. Willard L. Umphrey, CFA President and Trustee of the Funds, Leon Okurowski, Treasurer and Trustee of

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                             [LOGO OF QUANTITATIVE
--------------------------------------------------------GROUP APPEARS HERE]

the Funds, and Edward L. Pittman together own 100% of the Manager's outstand-ing voting securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital Corporation.

Day-to-day responsibility for managing the Funds presently is provided by the Advisors described below.

Quantitative Small Cap Fund
Quantitative Mid Cap Fund

Columbia Partners, L.L.C., Investment Management, 1701 Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. Columbia Partners was organized in 1995 as a Dela-ware limited liability company and is located in Washington, D.C. The firm presently has over one billion dollars in assets under management for individ-ual, pension plan and endowment accounts. Robert A. von Pentz, CFA has managed the Small Cap and Mid Cap Funds since July 1996. Mr. von Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief fi-nancial officer of Riggs Investment Management Corporation, where he worked from 1989 to 1995. Mr. von Pentz received a BA in Economics and an MBA in Fi-nance from the University of New Mexico.

Quantitative Growth and Income Fund

State Street Global Advisors, 2 International Place, Boston, MA 02110, a unit of State Street Bank and Trust Company ("State Street"), serves as Advisor to the Growth and Income Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly owned bank holding company. State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. The Growth and Income Fund has been managed continu-ously by the Matrix Equity Group at State Street since the Fund's inception. The team at State Street presently responsible for the daily management of the Fund includes Steven M. Esielonis, Douglas T. Holmes, CFA, and Charles Babin, CFA. Mr. Esielonis has served as a Vice President at State Street since 1992. Prior to that time, he was a Portfolio Manager at Eastern Portfolio Advisors. Mr. Holmes, Senior Vice President at State Street, has worked at State Street since 1984. Mr. Babin joined State Street as a Managing Director in 1996. Prior to that time, he was a Senior Vice President at Natwest Investment Man-agement from 1995 to 1996 and the President and Managing Director of BRS Capi-tal Management from 1987-1995. Mr. Esielonis received a BA in Economics from St. Anselms College. Mr. Holmes received a BS in Mathematics from Northeastern University. Mr. Babin received a BA in Accounting and an MBA from Boston Col-lege.

Quantitative International Equity Fund
Quantitative Emerging Markets Fund

Independence International Associates, Inc., 53 State Street, Boston, MA 02109, formerly Boston International Advisors, Inc. ("Independence Interna-tional"), serves as Advisor to the International Equity Fund and the Emerging Markets Fund. Independence International was organized in 1986 as a Massachu-setts corporation and is located in Boston, Massachusetts. The firm presently has over two billion dollars under management in international portfolios of pension and endowment funds, among others. Both the International Equity Fund and Emerging Markets Fund are managed by Norman H. Meltz and David A. Umstead, Ph.D., CFA. Mr. Meltz received his BS from Tufts University. Dr. Umstead re-ceived a doctorate in finance from the University of North Carolina, his MBA from Boston University, and an undergraduate degree from the University of Vermont. Mr. Meltz and Dr. Umstead are the principal executive officers of In-dependence International. Both individuals were among the founders of Indepen-dence International and have been involved since the inception of each Fund in the development and application of the Funds' investment strategies. Independence International is wholly owned by Independence Investment Associ-ates, Inc., a Delaware corporation.

Quantitative Foreign Value Fund

Day-to-day responsibility for managing the Foreign Value Fund presently is provided by Polaris Capital Management, Inc., 125 Summer Street, Boston, MA 02110 ("Polaris"). Polaris was organized in 1995 as a Massachusetts corpora-tion. The firm presently has over fifty million dollars under management for institutional clients and wealthy individuals. The Foreign

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                                                                              14

[LOGO OF QUANTITATIVE                                QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

Value Fund is managed by Bernard R. Horn, Jr. Mr. Horn received a MS in manage-ment from the Alfred P. Sloan School of Management at the Massachusetts Insti-tute of Technology in 1980 and a BS in Business Administration from Northeast-ern University in 1978. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers, Inc.

Management and Advisory Fees

As compensation for services rendered, the Fund pays the Manager a monthly fee at the annual rate of: 1% of the average daily net asset value of the Small Cap Fund, Mid Cap Fund, the International Equity Fund, and the Foreign Value Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Emerging Markets Fund; and 0.75% of the average daily net asset value of the Growth and Income Fund. From this fee, the Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisors of the individual Funds, if applica-ble (see Advisory Contracts on page 16).

Pursuant to an expense limitation in the Management Contract, the Manager has agreed to reduce its compensation paid with respect to the Small Cap Fund, Growth and Income Fund, and International Equity Fund to the extent that a Fund's total expenses exceed 2% of average net asset value for any fiscal year. The Funds' Distribution Agreement calls for U.S. Boston Capital Corporation, the Funds' Distributor, to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also agreed to assume expenses of those Funds if necessary in order to reduce its total expenses to no more than 2% of aver-age net asset value for any fiscal year. Fund expenses subject to this limita-tion are exclusive of brokerage, interest, taxes and extraordinary expenses, and are calculated gross of custody credits, if applicable. Extraordinary ex-penses include, but are not limited to, the higher incremental costs of custody associated with foreign securities.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimburse-ment from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Fund's fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Mid Cap and Emerging Markets Funds in order to reduce the total expenses of the Funds to no more than 1.65% and 2.25%, respectively, of their average net asset value. Expenses eligible for reimbursement do not include interest, taxes, brokerage commis-sions, or extraordinary expenses, and expenses are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

For services rendered by the Manager during the fiscal year ended March 31, 1998, the Funds paid to the Manager fees in an amount equivalent to 1% of the average net assets of the Small Cap Fund, the Mid Cap Fund, and the Interna-tional Equity Fund, 0.80% of the average net assets of the Emerging Markets Fund, and 0.75% of the average net assets of the Growth and Income Fund. The Foreign Value Fund was not in existence on March 31, 1998. These fees were waived by the Manager to the extent required to comply with (i) its undertaking to assume expenses of any of the Small Cap Fund, Growth and Income Fund and In-ternational Equity Fund (including the Manager's compensation) in excess of 2% of those Funds' average net assets and (ii) its voluntary undertaking to assume expenses of the Mid Cap Fund and the Emerging Markets Fund (including the Man-ager's compensation) in excess of 1.65% and 2.45%, respectively, of the Funds' average net assets.

In addition to the management fee, the Funds pay all expenses not assumed by the Manager, including, without limitation, Trustees' fees and fees for audit-ing, legal, custodian and shareholder services. All general expenses of the Funds are allocated among and charged to the assets of the respective Funds and between the classes of each Fund on a basis that the Trustees deem fair and eq-uitable, which may be based on the relative net assets of each Fund and class of shares, or the nature of the services performed and relative applicability to each Fund and class of shares.

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                             [LOGO OF QUANTITATIVE
--------------------------------------------------------GROUP APPEARS HERE]

Advisory Contracts

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advi-sors of the Funds are as follows: Small Cap Fund--0.50% of average daily total net assets; Mid Cap Fund--0.40% of average daily total net assets; Growth and Income Fund--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; International Equity Fund--0.50% of average daily total net assets; Foreign Value Fund--35% of the management fee paid by the Trust to the Manager for assets under management in the Fund up to $30,000,000 and 50% of the man-agement fee paid by the Fund to the Manager for assets under management in the Fund over $30,000,000; and Emerging Markets Fund--0.40% of average daily total net assets.

For services rendered during the fiscal year ended March 31, 1998, the Manager paid to the Advisors of the following Funds fees in amounts equivalent to the following percentages of average daily net asset value: Small Cap Fund--0.50%; Mid Cap Fund--0.40%, Growth and Income Fund--0.334%; International Equity Fund--0.50%, and Emerging Markets Fund--0.40%.

The Manager and the Quantitative Group of Funds on behalf of the Funds have filed a request for an exemptive order with the SEC that would permit the Man-ager, subject to certain conditions such as initial shareholder approval, to enter into or amend an Advisory Contract without obtaining shareholder ap-proval each time. If the order is issued, with Trustee approval, the Manager would be permitted to employ a new Advisor for a Fund, change the terms of the Advisory Contracts, or enter into new Advisory Contracts with the Advisors. Under the exemptive order, the Manager would retain ultimate responsibility to oversee the Advisers and to recommend their hiring, termination, and replace-ment. Shareholders of a Fund would continue to have the right to terminate the Advisory Contract applicable to that Fund at any time by a vote of the major-ity of the outstanding voting securities of the Fund. Shareholders would be notified of any Advisor changes or other material amendments to an Advisory Contract that occurs under these arrangements.

Distributor and Distribution Plan

U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773 ("Dis-tributor"), a Massachusetts corporation organized April 23, 1970, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor acts as the principal distributor of the Funds' shares pursuant to a written agreement dated April 17, 1985 ("Distribution Agreement"). Under the Distribution Agree-ment, the Distributor is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. The Distribution Agreement calls for the Distributor to use its best efforts to secure purchasers for shares of the Funds.

Under the terms of a Distribution Plan ("12b-1 Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Investment Company Act"), the Funds pay the Distributor a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shares of the Small Cap Fund, Growth and Income Fund, International Equity Fund, and Emerging Markets Fund and (ii) 0.25% of the average net asset value of Ordinary Shares of the Mid Cap Fund and the Foreign Value Fund held in shareholder accounts opened during the pe-riod the 12b-1 Plan is in effect, as determined at the close of each business day during the month. The 12b-1 Plan is a "compensation" plan, which means that although the Trustees are expected to take into account the expenses of the Distributor in their periodic review of the 12b-1 Plan, the fee is payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. If the expenses of distribution exceed payments under the 12b-1 Plan and deferred sales charges received by the Dis-tributor, the Funds are not required to reimburse the Distributor for excess expenses; if payments under the 12b-1 Plan and deferred sales charges received by the Distributor exceed expenses of distribution, the Distributor may real-ize a profit.

Pursuant to an expense limitation in the Distribution Agreement, the Distribu-tor has agreed to reduce its

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                                                                              16

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

compensation with respect to the Small Cap Fund, Growth and Income Fund and In-ternational Equity Fund, to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year (after reduction of the Manager's compensation in accordance with the Manage-ment Contract). See Management of the Funds--Management and Advisory Fees on page 15. The Distributor would not be required to reduce its compensation to the extent it is committed to make payments to non-affiliated entities for services in connection with the distribution of a Fund's shares. The Distribu-tor, and in some cases the Manager, may make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Custodian

Investors Fiduciary Trust Company ("Custodian") is the custodian of each of the Funds' securities and cash. The Funds have authorized the Custodian to deposit certain portfolio securities in a central depository system as allowed by Fed-eral law.

Transfer Agent

Quantitative Institutional Services ("Transfer Agent"), a division of the Man-ager, is the transfer agent and dividend disbursing agent for each of the Funds. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative Institutional Services, 55 Old Bedford Road, Lincoln, Massachusetts 01773. Account balances and other shareholder inquiries can be directed to the Transfer Agent at 800-331-1244. Subject to the approval of the Trustees, the Transfer Agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase or-ders and funds from certain investors.

HOW TO INVEST

Classes of Shares

The Funds offer two classes of shares: Ordinary Shares and Institutional Shares. The main distinction between the two classes of shares lies in a one percent (1%) deferred sales charge paid upon redemption and an ongoing .50% an-nual asset-based sales charge borne by Ordinary Shareholders, which are not ap-plicable to Institutional Shareholders. Shareholders of the Foreign Value Fund pay the 1% deferred sales charge on redemption but only a service fee of .25% of average net assets. The deferred sales charge is not paid on redemption of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, and Ordinary Shares of this Fund bear only an annual service fee of .25% of average net assets. See How to Redeem--Payment of Redemption Amount on page 21. Both classes of shares represent interests in the same portfolios of securities and each has the same rights, except that Ordinary Shares have exclusive voting rights with respect to the Funds' 12b-1 Plan.

Ordinary Shares

Ordinary Shares of each Fund generally are available to investors purchasing a minimum of $2,500. However, the minimum is only $1,000 for investors who elect to participate in the Funds' Automatic Investment Plan and invest $100 or more per month pursuant to the Plan and investors establishing accounts for minors pursuant to state laws governing Uniform Gifts/Transfers to Minors. There is also a $1,000 minimum for purchases of shares held in an Individual Retirement Account ("IRA") or similar plan established under the Employee Retirement In-come Security Act of 1974, or for any pension, profit sharing or other employee benefit plan or participant therein, whether or not the plan is qualified under
Section 401 of the Internal Revenue Code, including any plan established under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10). The Funds or the Distributor, at their discretion, may waive these minimums. There is no minimum for additional investments, although the Funds or the Distributor, at their discretion, reserve the right to impose such a minimum at any time. In-vestors may exceed the minimum initial investment for Institutional Shares by cumulative purchases and appreciation of shares over a period of time.

Institutional Shares

Institutional Shares (formerly "Class A Shares") of a Fund generally are avail-able in minimum investments of $1,000,000 or more. Institutional Shares, sub-ject to the $1,000,000 minimum, may only be purchased by the following classes of investors:

  (i) benefit plans with at least $10,000,000 in plan assets and 200 partici-pants, that either have

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

  a separate trustee vested with investment discretion and certain limita-tions on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences or which allow their partici-pants to select among one or more investment options, including the Fund;
  (ii) banks and insurance companies purchasing shares for their own account;
  (iii) a bank, trust company, credit union, savings institution or other de-pository institution, its trust departments or common trust funds purchas-ing for non-discretionary customers or accounts; (iv) certain fee paid reg-istered investment advisors not affiliated with the Manager or Distributor purchasing on behalf of their clients; and (v) investors who hold Institu-tional Shares purchasing for existing Institutional Share accounts.

The following classes of investors may also purchase Institutional Shares and are not subject to the minimum initial investment requirement:

  (i) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or com-mission when it purchases shares of any registered investment management company; (ii) officers, partners, Trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee; and (iii) clients of certain secu-rities dealers not affiliated with the Distributor offering programs in which the client pays a separate fee to an advisor providing financial man-agement or consulting services, including WRAP fee programs. The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of Institutional Shares. Neither the Fund, the Manager, nor the Distributor receives any part of the fees charged cli-ents of such securities dealers or financial advisors. To qualify for the purchase of Institutional Shares, Fund Employees and other persons listed in section (ii) must provide the Transfer Agent with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the Funds.

Institutional Shares are not subject to any sales charges, including fees pur-suant to the Funds' 12b-1 Plan. Investments in Institutional Shares require a special Account Application. Please call 800-331-1244 for an Application.

Making an Initial Investment

Shares of each class of a Fund may be purchased at the per share net asset value of shares of such class next determined after the purchase order is re-ceived by the Fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., New York time), will receive that evening's closing price. The Funds will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 22. The offering of shares of the Funds, or of any particular Fund, may be suspended from time to time, and the Funds reserve the right to reject any specific order.

All initial investments must be accompanied by a completed Account Applica-tion. Investors who wish to have telephone exchange or telephone redemption privileges for their accounts must elect these options on the Account Applica-tion. Investors completing an Account Application should carefully review the Application and particularly consider the discussion in this Prospectus re-garding the Funds' policies on exchanges of Fund shares and processing of re-demption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred Retirement Plans on page 17. For further information, including assistance in completing an Ac-count Application, call the Funds' toll-free number 800-331-1244.

Investments by Check

Shares of the Funds may be purchased by sending a check payable to QUANTITA-TIVE GROUP OF FUNDS spec-

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                                                                              18

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

ifying the name(s) of the Fund(s) and amount(s) of investment(s), together with the appropriate Account Application (in the case of an initial investment) to:

    Quantitative Group of Funds
    Attention: Transfer Agent
    55 Old Bedford Road
    Lincoln, Massachusetts 01773

The account of a shareholder making an investment with a check that is not hon-ored for its full amount may be subject to extra charges to cover collection costs.

Automatic Investment Plan

An investor may participate in the Automatic Investment Plan for the Funds by completing the appropriate section of the Account Application and enclosing a minimum investment of $1,000 per Fund. A shareholder may authorize an automatic withdrawal of at least $100 per Fund to be made from a credit balance in his or her checking, NOW or similar account each month to purchase shares of the Fund. The Automatic Investment Plan may be terminated at any time by the shareholder, the Funds, or the Transfer Agent.

Investments by Wire

Investors desiring to make payment for a Fund's shares by wire should contact the Transfer Agent at 800-331-1244 or their dealer or broker for wire instruc-tions. For new accounts, a completed Account Application must precede or accom-pany payment. To ensure that a wire is credited to the proper account, invest-ors should specify their names, the name(s) of the Fund(s) and class of shares in which they are investing, and their account numbers. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the Distributor has a sales agreement. Orders received by the Distributor from dealers or brokers will receive that evening's closing price if the orders are received by the dealer or broker from its customer prior to 4:00 p.m., or such other time as agreed upon by the Distributor, and are transmitted to and re-ceived by the Distributor prior to its close of business that day.

Sales agreements may provide, among other things, that during the term thereof, the Distributor will pay a sales fee of 1.00% of the offering price to the dealer transmitting an order for Ordinary Shares, provided that the Ordinary Shares sold are subject to the 1% deferred sales charge, and a service fee at an annual rate of 0.25% of the average daily net asset value of Ordinary Shares owned by shareholders with whom the dealer has a servicing relationship, or for whom the dealer is the holder of record or dealer of record.

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and relevant Advisors, shares of a Fund may be purchased in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Subsequent Investments

Additional purchases of shares by a shareholder for his or her existing account in a particular Fund should identify the Fund and the shareholder's account number. Failure to specify the Fund in which the additional investment is to be made will result in the return of the additional investment to the shareholder. If additional investments are to be made in more than one Fund, a shareholder should, in addition to providing his or her account numbers, identify the amount to be invested in each Fund, although payment for all additional invest-ments may be made by a single check.

Investments Through Tax-Deferred Retirement Plans

Retirement plans offer investors a number of benefits, including the chance to shelter investment income and capital gains. Contributions to a retirement plan also may be tax deductible. Custodial retirement accounts, including Individual Retirement Accounts (IRAs), Rollover IRAs, Roth IRAs, Simplified Employee Pen-sion Plans (SEP-IRAs), and 403(b) Accounts for employees of tax exempt institu-tions including schools, hospitals and charitable organizations require a spe-cial Account Application. Please call 800-331-1244 for assistance. State Street Bank and Trust Company acts as custodian for the Funds' tax-deferred accounts. Custodial accounts are subject

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

to specific fees. Other types of tax-deferred accounts, including accounts es-tablished by a Plan Sponsor under Section 401(k) of the Internal Revenue Code for employee benefit plans, may be opened using the attached Account Applica-tion.

HOW TO MAKE EXCHANGES

Shareholders may exchange all or a portion of their shares for shares of a like class in another Fund (subject to the applicable minimum). No exchanges will be permitted from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. The Trust offers Or-dinary Shares that, depending on the individual funds, are either no-load or subject to a 1% deferred sales charge. Exchanges are generally permitted be-tween Ordinary Shares of each Fund. An investor owning Ordinary Shares subject to the deferred sales charge may exchange into the no-load Ordinary Shares of the Mid Cap Fund without incurring the deferred sales charge but would be as-sessed the deferred sales charge upon redemption from the Fund group regard-less of the character of shares held at the time of redemption. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual Funds may not be registered in each state. Shareholders should be aware that exchanges may produce a gain or loss, as the case may be, for tax purposes.

Exchange transactions may be executed in writing or by telephone, if applica-ble. Exchanges must be made between accounts that have the same name, address and tax identification number. Exchanges will be made at the per share net as-set value of shares of such class next determined after the exchange request is received in good order by the Fund. Telephone requests for exchange must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time), and will be honored only if the shareholder has elected the telephone exchange option on the Account Application.

Neither the Funds, the Manager, the Distributor, nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by tele-phone if they act in good faith on instructions reasonably believed to be gen-uine. The Funds employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by telephone and to provide written confirmation of all transactions effected by telephone.

HOW TO REDEEM

Investors may directly redeem shares of a Fund by written request, by tele-phone, and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the Fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. Requests for redemption that are sub-ject to any special conditions or which specify a future or past effective date, except for certain notices of redemptions exceeding $250,000 (see Pay-ment of Redemption Amount on page 21), cannot be accepted.

Written Request for Redemption

Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption signed by each registered owner exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If a shareholder redeems more than $10,000, or requests that the redemption proceeds be paid to someone other than the shareholder of record or sent to an address other than the address of record, the signature of the redeeming shareholder must be signature guaranteed. The use of signature guarantees is designed to protect both the shareholder and the Funds from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, na-tional securities exchanges, registered securities associations, clearing agencies and savings associations. Signature guarantees by notaries public are not acceptable. Shares may not be redeemed by facsimile request.

Requests should be sent to:

    Quantitative Group of Funds
    Attention: Transfer Agent
    55 Old Bedford Road
    Lincoln, Massachusetts 01773

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                                                                             20

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

Telephone Redemption

Shareholders who have authorized the Funds to accept telephone instructions on their Account Application may redeem shares credited to their account(s) by calling the Transfer Agent at 800-331-1244 provided that they have not changed their address of record within the last thirty days. Requests for redemption must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time). Once made, a telephone request for redemption may not be modified or canceled. The Funds, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on in-structions received by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by tele-phone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by telephone, to pro-vide written confirmation of all transactions effected by telephone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.

Automatic Withdrawal Plan

A shareholder with a $10,000 minimum account may request withdrawal of a speci-fied dollar amount (a minimum of $100) on either a monthly or quarterly basis. If withdrawal payments exceed dividends, the number of shares in an account will be reduced and may eventually be depleted. An Automatic Withdrawal Plan may be established by completing the Automatic Withdrawal Form, which is avail-able by calling 800-331-1244. The Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Funds or the Transfer Agent.

Redemption through Brokers

Shareholders may sell shares back to the Funds through selected dealers or bro-kers. Shareholders should contact their securities broker or dealer for appro-priate instructions and for information concerning any transaction or service fee that may be imposed by the dealer or broker. Redemption requests received by the Distributor from dealers or brokers will receive that evening's closing price if the requests are received by the dealer or broker from its customer prior to 4:00 p.m., New York time, or such other time as agreed upon by the Distributor, and are transmitted to and received by the Distributor prior to its close of business that day.

Payment of Redemption Amount

Redemption proceeds, less a deferred sales charge of one percent (1%) for Ordi-nary Shares where applicable, will generally be sent within three business days of the execution of a redemption request. However, if the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

Except as noted below, a deferred sales charge amounting to one percent (1%) of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. The deferred sales charge is also imposed when a shareholder transfers his or her shares from an account maintained with the Fund that is subject to the deferred sales charge to an ac-count maintained by a broker-dealer that is not subject to the deferred sales charge due to one of the exceptions cited below. Ordinary Shares of the Mid Cap Fund purchased after August 1, 1996 are no-load and are generally not subject to the deferred sales charge. Special rules apply to exchanges into the Mid Cap Fund (see How to Make Exchanges on page 20). Ordinary Shares of the Mid Cap Fund purchased before August 1, 1996 (the "Pre-August Shares") remain subject to a 1% deferred sales charge. Additional shares acquired by reinvestment of dividends and capital gains paid on Pre-August shares are also subject to the 1% deferred sales charge on Pre-August Shares. Because of this deferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) Institutional Shares; (ii) involuntary redemptions; (iii) redemptions of shares tendered for exchange; (iv) redemptions of shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code; and (v) redemp-tions of shares held in omnibus accounts maintained by no transaction fee ("NTF") programs of certain broker-dealers pursuant to a written agreement be-tween the broker-dealer and the Fund, the Manager and/or the Distributor. Not-withstanding the foregoing, the deferred sales charge will be imposed on re-demptions of shares maintained by NTF programs held for fewer than thirty-one calendar days. In

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

addition, the deferred sales charge will not be imposed on redemptions of Or-dinary Shares made by Fund Employees and related persons qualified to purchase Institutional Shares.

Redemptions in Excess of $250,000

To the extent consistent with state and federal law, the Funds may make pay-ment of the redemption price either in cash or in kind. Pursuant to Rule 18f-1 under the Investment Company Act, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder of a Fund during any 90-day period to the lesser of $250,000 or one percent (1%) of the net asset value of such Fund at the beginning of such period. In case of a redemption in kind, securities de-livered in payment for shares of a particular class of a Fund would be valued at the same value assigned to them in computing the net asset value per share of such class. Shareholders receiving such securities incur brokerage costs when the securities are sold.

The above limitation notwithstanding, if a shareholder elects to redeem shares valued at more than $250,000 from any one account in either class of a Fund in a 90-day period, the redemption proceeds will be paid in cash if the share-holder provides the Funds, at least 30 days prior to the date of the proposed redemption transaction, with an unconditional instruction to redeem such shares on that date. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days after receipt of the instruction by the Funds. The instruction may be made by telephone if the shareholder has authorized the Funds to accept such an in-struction. If the shareholder has not done so, the instruction must be in writing with all signatures guaranteed. Shares will be redeemed at their net asset value on the date specified in the instruction and the redemption pro-ceeds, less any applicable deferred sales charge will, in the absence of a re-quest that the proceeds be wired or sent by electronic funds transfer, be sent by check to the shareholder's address as it appears on his or her account reg-istration.

If an unconditional instruction to redeem shares valued at more than $250,000 on a specified date is subsequently canceled by a shareholder, the Funds will not accept a like instruction from such shareholder for a period of 90 days from the date of cancellation.

CALCULATION OF NET ASSET VALUE

Net asset value per share of each class of shares of a Fund will be determined as of close of market on the NYSE on each day on which the NYSE is open for trading, in the following manner: securities for which market quotations are readily available shall be valued at market value, which is determined by us-ing the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported as in the case of some securities traded over-the-counter, the mean between the last reported bid and asked prices. For certain foreign securities, where no sales have been reported, the Fund may value such securities at the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remain-ing maturities of 60 days or less are stated at amortized cost, which approxi-mates market, subject to a determination by the Trustees that this method rep-resents fair value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net as-set value" per share.

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

Each Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover.

All dividends and/or distributions paid on a class of shares of a Fund will be paid in shares of such class (taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution) or, at the election of each shareholder, in cash. Shareholders also may elect to have income dividends paid in cash and capital gains distri-butions paid in additional shares at net asset value. All distributions, whether received in shares or cash, are taxable and must be reported by each shareholder on Federal income tax returns.

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                                                                              22

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

Taxation

The following discussion is intended for general information only. An investor should consult with his or her own tax advisor as to the particular tax conse-quences of an investment in the Funds. Each Fund offered to the public intends to qualify as a "regulated investment company" by complying with provisions of the Internal Revenue Code, as amended (the "Code"). To so qualify, the Fund must satisfy certain income, asset diversification and distribution require-ments. For any taxable year in which a Fund so qualifies and timely distributes all of its taxable income, it generally will be relieved of federal income and excise taxes.

For federal income tax purposes, distributions paid from each Fund's net in-vestment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from long-term capital gains are taxable to individ-ual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), whether received in cash or additional shares and regardless of how long a shareholder has held the shares. If a portion of the fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund might be eligible for the corporate dividends-received deduction. Any distribution which is declared in October, November or December payable to shareholders of record on any date in those months and paid by January 31 of the next year will be treated as paid on December 31. Distributions on Fund shares received shortly after their pur-chase are subject to federal income taxes, although such distributions may in effect be a return of capital.

Upon the sale or other disposition of shares of the Fund, a shareholder may re-alize a capital gain or loss which may be eligible for reduced capital gains rates for individual shareholders, generally depending on the shareholder's holding period for the shares.

Annually, shareholders of each Fund will receive information as to the federal tax status of distributions received from such Fund.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required cer-tifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax lia-bility.

Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, lo-cal and foreign taxes.

PORTFOLIO SECURITIES

Equity Securities

Each of the Funds will invest primarily in common stocks. The Funds also may invest in other types of equity securities such as preferred stocks, convert-ible securities, warrants and options. The International Equity Fund and Emerg-ing Markets Fund must invest at least 65% of their assets in equity securities of foreign issuers.

Convertible Securities

Each of the Funds may invest in convertible securities, such as convertible de-bentures, bonds and preferred stock, that allow the holder thereof to convert the instrument into common stock at a specified share price or ratio. The price of the common stock may fluctuate above or below the specified price or ratio, which may allow a Fund the opportunity to purchase the common stock at below market price or, conversely, render the right of conversion worthless. The Funds will invest in convertible securities primarily for their equity charac-teristics.

Investment Companies

The International Equity Fund and Emerging Markets Fund may invest up to 10% of their assets in closed-end country funds whose shares are traded in the United States. Investments in closed-end funds may allow the Funds to attain exposure to a broader base of companies in certain emerging markets and to avoid foreign government restrictions that may limit direct investment in a country's equity markets. Closed-end funds are managed pools of securities of companies having their principal place of business in

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

a particular foreign country. Shares of certain of these closed-end investment companies may at times only be acquired at market premiums to their net asset values. Investments in closed-end funds by the Funds are subject to limita-tions under the Investment Company Act.

OPALS

The International Equity Fund, Foreign Value Fund, and Emerging Markets Fund may each invest in OPALS. OPALS represent an interest in a basket of securi-ties of companies primarily located in a specific country generally designed to track an index for that country. Investments in OPALS are subject to the same risks inherent in directly investing in foreign securities. See Risk Con-siderations--Foreign Securities on page 12. In addition, because the OPALS are not registered under the securities laws, they may only be sold to certain classes of investors, and it may be more difficult for the Fund to sell the OPALS than other types of securities. However, the OPALS may generally be ex-changed with their issuer for the underlying securities, which may be more readily tradable.

Short-term Debt Obligations

Each of the Funds may invest in Short-term Debt Obligations. Short-term Debt Obligations may include obligations of the U.S. government (and in the case of the International Equity Fund and Emerging Markets Fund, securities of foreign governments). U.S. government securities purchased by a Fund will be backed by the full faith and credit of the United States. Short-term Debt Obligations also may include certificates of deposit and bankers' acceptances issued by U.S. banks (and, in the case of the International Equity Fund and Emerging Markets Fund, foreign banks) having deposits in excess of $2 billion; commer-cial paper; short-term corporate bonds; debentures; and notes; all with one year or less to maturity. Investments in commercial paper are limited to obli-gations (i) rated Prime 1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("Standard & Poor's"), or in the case of any instrument that is not rated, of comparable quality as determined by the Advisor, or (ii) issued by companies having an outstanding debt issue cur-rently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Invest-ments in other corporate obligations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Short-term Debt Obligations also may include repurchase agreements. Investment grade securities are securities rated in one of the top four sta-tistical rating categories by a nationally recognized statistical ratings or-ganization (NRSRO) such as Moody's or Standard & Poor's. Fixed-income securi-ties, unless rated A or higher by Standard & Poor's or by Moody's, may have some speculative characteristics. See Other Investment Practices in the State-ment of Additional Information for a description of the ratings categories. The value of fixed-income securities may fluctuate inversely in relation to the direction of interest rate changes.

OTHER INVESTMENT PRACTICES

Portfolio Turnover

A change in securities held by a Fund is known as "portfolio turnover" and al-most always involves the payment by the Fund of brokerage commissions or dealer markups and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and may affect taxes paid by shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment deci-sions by any Fund.

While it is, of course, impossible to predict portfolio turnover rates in fu-ture years, portfolio turnover is not expected to exceed 125% for the Growth and Income Fund, or 100% for the Small Cap Fund, Mid Cap Fund, International Equity Fund, Foreign Value Fund and the Emerging Markets Fund.

The portfolio turnover rates for the Funds for their fiscal years 1997 (April 1, 1996 to March 31, 1997) and 1998 (April 1, 1997 to March 31, 1998) were as follows:

                                                                       1997 1998
Small Cap Fund........................................................ 393% 135%
 (Ordinary and Institutional Shares)
Mid Cap Fund.......................................................... 162% 128%
 (Ordinary and Institutional Shares)
Growth and Income Fund................................................  98%  72%
 (Ordinary and Institutional Shares)
International Equity Fund............................................. 135%  61%
 (Ordinary and Institutional Shares)
Emerging Markets Fund.................................................   8%  52%
 (Ordinary and Institutional Shares)

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                                                                              24

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

The decrease in the turnover rate of the Small Cap Fund is attributable to the fact that fiscal year 1998 was the Fund's first full fiscal year of operation under a new Advisor whose investment style is less reliant on turnover that the previous Advisor.

There were no outstanding shares of the Foreign Value Fund during the above-referenced periods. The Foreign Value Fund commenced operations on May 18, 1998. The portfolio turnover rate for the Foreign Value Fund's initial fiscal year is not expected to exceed 100%.

Securities Loans

Each Fund may make secured, short-term loans to broker-dealers of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in the recovery of the securities or loss of rights in the col-lateral should the borrower fail financially.

Options

The Mid Cap Fund, Foreign Value Fund and Emerging Markets Fund may purchase put options and call options on widely recognized securities indices, as well as the common stock of individual companies or baskets of individual companies' stocks in a particular industry or sector. The Small Cap Fund may purchase put and call options on stock index futures and on stock indices. The Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Foreign Value Fund and Emerging Markets Fund may each write covered call options on common stocks in their portfolios to realize a greater current return, to provide greater flexibility in disposing of such securities, or to partially hedge a possible stock market decline. A Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in the price of the stock above the ex-ercise price of the option and retains the risk of loss should the value of the underlying security decline. There can be no assurance that a Fund will always be able to close out options positions at acceptable prices. Both the options themselves, as well as the underlying securities, will be traded on national securities exchanges. The aggregate value of the securities underlying the op-tions may not exceed 25% of a Fund's net assets. Any gains or losses realized by a Fund as a result of its investment in options will depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. See Other Investment Practices in the State-ment of Additional Information.

Short Sales

The Mid Cap Fund may engage in short sales of securities by selling securities it does not own in anticipation of a decline in the market value of the securi-ties. The risk involved in these short sales is that the Fund will experience a loss if there is an increase in the price in the security sold short. No secu-rities will be sold short if, after giving effect to any short sales, the value of all securities sold short would exceed 25% of the Fund's net assets. All six Funds may sell short securities identical to ones that they own in their port-folios.

Foreign Currency Transactions

The International Equity Fund, Foreign Value Fund and Emerging Markets Fund may engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. For each Fund, the Fund's Custodian will place cash or liquid debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of for-ward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The International Equity Fund, Foreign Value Fund and Emerging Markets Fund may enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a secu-rity denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when it appears that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the foreign currency approximating the

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS                               [LOGO OF QUANTITATIVE
----------------------------------------------------------GROUP APPEARS HERE]

value of some or all of the Fund's portfolio securities denominated in such foreign currency. At all times, however, at least 25% of the Fund's assets would not be subject to such contracts. The effect a substantial commitment of a Fund's assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities are among the factors considered in determining whether to enter into such con-tracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

Except as specified below, and as described under Investment Restrictions of the Funds in the Statement of Additional Information, the foregoing investment practices are not fundamental and the Trustees may vote to change the policies as to any Fund without an affirmative vote of a "majority of the outstanding voting securities" (as defined in Investment Restrictions of the Funds) of such Fund.

Investment Restrictions

Specific investment restrictions help each Fund limit investment risks for its shareholders. These restrictions prohibit any Fund from: acquiring more than 10% of any class of securities of any issuer, or more than 10% of the voting securities of any issuer; investing more than 10% of its net assets in securi-ties of companies (including predecessors) less than three years old, securi-ties which are not readily marketable, restricted securities, and in repur-chase agreements that have a maturity longer than seven days; investing more than 25% of its total assets in any one industry; or investing more than 15% of its assets in illiquid securities.

Other significant investment restrictions include the following fundamental policies which, like a Fund's investment objectives, may not be changed as to any Fund without the affirmative vote of a majority of such Fund's outstanding voting securities.

(1) A Fund may not make short sales of securities or maintain a short posi-tion, unless (a) with respect to the Mid Cap Fund, the conditions set forth under Short Sales are met; or (b)(i) at all times when a short position is open the particular Fund owns an equal amount of such securities (or securi-ties convertible into, or exchangeable without payment of any further consid-eration for, securities of the same issue as, and equal in amount to, the se-curities sold short), and (ii) not more than 10% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index.

(2) A Fund may not issue senior securities, borrow money or pledge its assets, except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio se-curities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security).

(3) A Fund may not write, purchase or sell puts, calls or combinations there-of, except that: (i) the Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Foreign Value Fund and Emerging Markets Fund may each write covered call op-tions on common stocks in their portfolios; (ii) the Mid Cap Fund, Foreign Value Fund and Emerging Markets Fund may purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) the Small Cap Fund may purchase put and call options on stock index futures and on stock indices; (iv) the International Equity Fund and Foreign Value Fund may purchase and write call options on stock index futures and on stock indices; and (v) each of the Funds may sell and purchase such options to ter-minate existing positions.

Although these policies envision a Fund maintaining a position in a stock in-dex by selling futures contracts on that index and also envision that under certain conditions one or more Funds may engage in transactions in stock index futures and related options, the Funds do not currently intend to engage in such transactions.

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE                               QUANTITATIVE GROUP of FUNDS
GROUP APPEARS HERE]-------------------------------------------------------------

PERFORMANCE DATA

Further information about the performance of the Funds is available in the an-nual reports to shareholders of the Fund, which may be obtained free of charge by calling 800-331-1244.

From time to time, the Funds may advertise their performance in various ways. These methods include providing information on the returns of the Funds, such as average annual total return, and comparing the performance of the Funds to relevant benchmarks. In reports to shareholders or other literature, the Funds may compare their performance to that of other mutual funds with similar in-vestment objectives and to stock or other relevant indices. Performance infor-mation, rankings, ratings, published editorial comments and listings reported in national financial publications also may be used in computing performance of the Funds (if the Funds are listed in any such publication). In making such comparisons, the Funds may from time to time include a total return figure for Ordinary Shares that does not take into account the 1% deferred sales charge, in order to make a more accurate comparison to other measures of investment re-turn. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. See Performance Measures in the Statement of Additional Information.

THE QUANTITATIVE GROUP

All of the Funds are series of Quantitative Group of Funds (the "Trust"), which was established in 1983 as a business trust under Massachusetts law. The Trust initially was established as the U.S. Boston Investment Company and was renamed the Quantitative Group of Funds in 1993. The Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, the Funds. These shares are entitled to vote at any meeting of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the Investment Company Act shares shall be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect each Fund, then only sharehold-ers of the Fund(s) affected shall be entitled to vote on the matter. Shares are freely transferable, and are entitled to dividends as declared by the Trustees. In liquidation of a Fund, shareholders are entitled to receive the net assets of their Fund, but not of the other Funds. The Funds do not generally hold an-nual meetings of shareholders and will do so only when required by law. Share-holders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders, or by written consent.

--------------------------------------------------------------------------------

QUANTITATIVE GROUP of FUNDS
Ordinary Share Account Application

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

Do not use this application form for an IRA account. For an IRA application or help with this application, please call us at 800-331-1244. Mail to:
Quantitative Group of Funds, Attention: Transfer Agent, 55 Old Bedford Road, Lincoln, MA 01773.

1.  ACCOUNT REGISTRATION
    (Check one)

[_] INDIVIDUAL OR JOINT ACCOUNT

Joint Accounts will be registered as joint tenants with rights of survivorship, unless otherwise specified.

--------------------------------------------------------------------------------
FIRST NAME                        MIDDLE INITIAL                LAST NAME

--------------------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (if other than U.S., please specify)

--------------------------------------------------------------------------------
FIRST NAME OF JOINT OWNER        MIDDLE INITIAL                 LAST NAME

--------------------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (if other than U.S., please specify)

[_] CORPORATION, TRUST OR OTHER ENTITY

--------------------------------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY; if trustee, include date of trust instrument.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TYPE OF ENTITY                   ENTITY'S TAXPAYER ID NUMBER

--------------------------------------------------------------------------------
[_] GIFT OF MINOR

                                                 as custodian for
_______________________________________________
CUSTODIAN'S NAME (only one custodian permitted)

_______________________________________________          under the
MINOR'S NAME (only one minor permitted)

______                           Uniform Gifts/Transfer to Minors Act.
STATE

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER                   DATE OF BIRTH

2. ADDRESS, TELEPHONE AND OCCUPATION

--------------------------------------------------------------------------------
STREET ADDRESS                   APARTMENT OR BOX NUMBER

--------------------------------------------------------------------------------
CITY                             STATE                 ZIP CODE

(   )                            (   )
--------------------------------------------------------------------------------
DAYTIME TELEPHONE                EVENING TELEPHONE

--------------------------------------------------------------------------------
APPLICANT'S OCCUPATION           EMPLOYER

--------------------------------------------------------------------------------
JOINT OWNER'S OCCUPATION         EMPLOYER


3. INVESTMENT SELECTIONS

Ordinary Shares of the following ($5,000 minimum, except for IRA, UGMA and Automatic Investment Plan accounts.)

U.S. Equity Funds

[_]  Quantitative Small Cap                         $
                                                      --------------------------

[_]  Quantitative Mid Cap                           $
                                                      --------------------------

[_]  Quantitative Growth & Income                   $
                                                      --------------------------

International Funds

[_]  Quantitative International Equity              $
                                                      --------------------------

[_]  Quantitative Foreign Value                     $
                                                      --------------------------

[_]  Quantitative Emerging Markets                  $
                                                      --------------------------

Total                                               $
                                                      --------------------------

Please make check payable to:
Quantitative Group of Funds.

PLEASE CONTINUE APPLICATION ON REVERSE SIDE

4.  DISTRIBUTION OPTIONS

All income dividends and capital gains will be reinvested in additional shares of the Fund(s) you select unless you check one or both of the following boxes.

[_] Pay all income in cash.
[_] Pay all capital gains in cash.

5.  TELEPHONE EXCHANGE AND REDEMPTION

To use either or both of these options, you must initial the appropriate line below.

I authorize you to accept any instructions from me or any other registered owner of the account by telephone, or in writing, without a signature guarantee, to:

                                       Exchange shares for shares of
-------------------------------------  another Fund.
INITIAL                 JOINT INITIAL

                                       Redeem shares, and send the proceeds
-------------------------------------  to the address of record.
INITIAL                 JOINT INITIAL

--------------------------------------------------------------------------------
MOTHER'S MAIDEN NAME (for individual, joint, and UGMA accounts only). Joint accounts - supply for first owner; UGMA accounts - supply for custodian.

6.  AUTOMATIC INVESTMENT PLAN
    ($1,000 minimum initial contribution)

[_] I/We authorize you to withdraw from my/our bank account $ _________________

($100 minimum per fund) on a monthly basis on or about the twentieth of each month to be invested in Ordinary Shares of

--------------------------------------------------------------------------------
NAME OF FUND

under the terms set forth in the Prospectus.

Please attach an unsigned, voided check.

7. SIGNATURES

Each of the undersigned certifies that:

 . I am of legal age, have received and read the Prospectus, agree to its terms and understand that those terms are incorporated in this Account Application by reference.

 . I understand that all the information provided in sections 1, 2, 4 and 5 will apply to any new Fund(s) into which my shares may be exchanged.

 . If I have elected the telephone exchange and/or telephone redemption options, I understand that this authorization will be applicable to any of the Funds.
   I hereby ratify any instructions given pursuant to the above election and agree that neither the Funds, the Distributor, nor the Transfer Agent will be liable for any loss, liability, cost or expense for acting upon such instructions believed by them to be genuine in accordance with the terms of the Prospectus.

 .  If I have elected the Automatic Investment Plan, I agree to reimburse
   Quantitative Group of Funds and/or its affiliated companies for any expenses or losses that they may incur in connection with my investments, including any incurred by my bank's failure to act in accordance with my request.

 . Under penalties of perjury, I certify (1) that this Account Application states my correct taxpayer identification number and (2) that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding due to notified shareholder underreporting, strike out clause
   (2).) (The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.)


--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                     DATE

--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (If applicable)

--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                                   DATE

--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (If applicable)

If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity. For Information or additional options, such as IRA Account Applications, rollover requests for qualified retirement plans, Institutional Share Applications, or for wire instructions, please call us at 800-331-1244.

DEALER OR ADVISER (for broker-dealer use only)

--------------------------------------------------------------------------------
FIRM                                                       REP. NO.

                          QUANTITATIVE GROUP OF FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-331-1244
                               www.quantfunds.com

                                    MANAGER

                          Quantitative Advisors, Inc.
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                    ADVISORS


        Columbia Partners, LLC,
         Investment Management        State Street Global Advisors
    1701 Pennsylvania Avenue, N.W.       2 International Place
        Washington, D.C. 20006             Boston, MA 02110

      Independence International     Polaris Capital Management, Inc.
           Associates, Inc.                125 Summer Street
           53 State Street                  Boston, MA 02110
           Boston, MA 02109

                                  DISTRIBUTOR

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   CUSTODIAN

                       Investors Fiduciary Trust Company
                             801 Pennsylvania Ave.
                             Kansas City, MO 64105

                                 TRANSFER AGENT

                      Quantitative Institutional Services
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                               160 Federal Street
                                Boston, MA 02110

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

QUANTITATIVE

   GROUP of FUNDS

55 Old Bedford Road

   Lincoln, MA 01773

voice 800/331-1244

   fax 781/259-1166

www.quantfunds.com

Distributed by U.S. Boston Capital Corp.

                          QUANTITATIVE GROUP OF FUNDS
                      Statement of Additional Information
                      -----------------------------------

                                August 1, 1998
                                --------------

  This Statement of Additional Information ("Statement") contains information which may be of interest to investors but which is not included in the Prospectus of Quantitative Group of Funds (the "Trust"). This Statement is not a Prospectus and is only authorized for distribution when accompanied by the Prospectus of the Trust dated August 1, 1998, and should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus by writing Quantitative Group of Funds, 55 Old Bedford Road, Lincoln, MA 01773.


                               TABLE OF CONTENTS

                                                                      PAGE
INVESTMENT OBJECTIVES AND POLICIES....................................   2

MANAGEMENT OF THE FUNDS...............................................   2

PORTFOLIO TRANSACTIONS................................................   8

HOW TO INVEST.........................................................   9

HOW TO MAKE EXCHANGES.................................................  10

HOW TO REDEEM.........................................................  11

CALCULATION OF NET ASSET VALUE........................................  11

DISTRIBUTIONS.........................................................  13

TAXATION..............................................................  13

OTHER INVESTMENT PRACTICES............................................  16

INVESTMENT RESTRICTIONS OF THE FUNDS..................................  20

PERFORMANCE MEASURES..................................................  21

THE QUANTITATIVE GROUP................................................  23

EXPERTS...............................................................  24

FINANCIAL STATEMENTS..................................................  25

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and policies of the Funds are summarized in the text of the Prospectus following the captions Quick Reference Guide - The
                                         ---------------------------
Quantitative Funds and Investment Objectives and Policies.  There is no
------------------     -----------------------------------
assurance that those objectives will be achieved. This Statement contains certain additional information about those objectives and policies. Capitalized terms used in this Statement but not defined herein have the same meaning as in the Prospectus.

                            MANAGEMENT OF THE FUNDS

Trustees and Officers
---------------------

                                                                           Position with
                       Position                                            Distributor, U.S. Boston
Name and Address+      with Fund        Principal Occupation**             Capital Corporation
---------------------  ---------------  ---------------------------------  ---------------------------
ROBERT M. ARMSTRONG    Trustee          Associate, Keystone                None
                                        Associates (career
                                        management); formerly
                                        President, Alumni Career
                                        Services, Inc. (consulting firm);
                                        Director of Alumni Career
                                        Services, Harvard University,
                                        Graduate School of
                                        Business Administration

EDWARD A. BOND, JR.    Trustee          President, Bond Brothers Inc.      None
                                        (general contractors).

JOHN M. BULBROOK       Trustee          President, John M. Bulbrook        None
                                        Insurance Agency, Inc.

EDWARD E. BURROWS      Trustee          Independent consulting             None
                                        actuary - employee benefit
                                        plans;  formerly Vice President
                                        and Director of Actuarial Services,
                                        Mintz, Levin, Cohn, Ferris,
                                        Glovsky and Popeo, PC
                                        (law firm/consulting);
                                        formerly President, The Pentad
                                        Corporation (employee benefit
                                        consultants and actuaries).

MARK A. KATZOFF        Clerk            Vice President - Counsel,          Vice President - Counsel
                                        U.S. Boston Capital
                                        Corporation

LEON OKUROWSKI*        Trustee,
                       Vice President,  Director and Vice President,       Director and Vice President
                       Treasurer        U.S. Boston Capital
                                        Corporation

WILLARD L. UMPHREY*    President,       Director, President, and           Director, President,
                       Chairman,        Treasurer, U.S. Boston             and Treasurer
                       Trustee          Capital Corporation

RON ZWANZIGER          Trustee          Director, President, and           None
                                        Chief Executive Officer,
                                        Selfcare, Inc.

     +The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

     *Messrs. Umphrey and Okurowski are "interested persons" (as defined in the Investment Company Act of 1940) of the Funds, the Manager or an Advisor.

     **The principal occupations of the officers and Trustees for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers.

   Each Trustee receives an annual fee of $4,000. For services rendered during the fiscal year ended March 31, 1998, the Funds paid Trustees' fees aggregating $27,000.

   The following Compensation Table provides, in tabular form, the following data:

Column (1) All trustees who receive compensation from the Trust.
Column (2) Aggregate compensation received by a trustee from all series of the Trust.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Trust. The Trust does not pay its Trustees such benefits.

Column (5) Total compensation received by a trustee from the Trust plus compensation received from all funds managed by the Manager for which a trustee serves. As there are no such funds other than the series of the Trust, this figure is identical to column (2).

                              COMPENSATION TABLE
                   for the fiscal year ended March 31, 1998

                                           Pension or                           Total
                                           Retirement        Estimated       Compensation
                          Aggregate     Benefits Accrued  Annual Benefits   From the Trust
Name of Person,          Compensation   As Part of Fund        Upon        and Fund Complex
Position                from the Trust      Expenses        Retirement     Paid to Trustee
Robert M. Armstrong,        $4,000             N/A              N/A              $4,000
Trustee

Edward A. Bond, Jr.         $4,000             N/A              N/A              $4,000
Trustee

John M Bulbrook,            $4,000             N/A              N/A              $4,000
Trustee

Edward E. Burrows,          $4,000             N/A              N/A              $4,000
Trustee

Joseph H. Newberg,          $3,000             N/A              N/A              $3,000
Trustee*

Leon Okurowski,             $4,000             N/A              N/A              $4,000
Trustee

Willard L. Umphrey,         $4,000             N/A              N/A              $4,000
Trustee

* Mr. Newberg was not a trustee as of March 31, 1998.

Mr. Zwanziger was elected as a trustee subsequent to March 31, 1998.

   The Trust's Agreement and Declaration of Trust provides that the Funds will indemnify their Trustees and officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds or that such indemnification would relieve any officer or Trustee of any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Funds, at their expense, will provide liability insurance for the benefit of their Trustees and officers.

   Messrs. Umphrey and Okurowski, as officers of the Manager and the Distributor, will benefit from the management and distribution fees paid or allowed by the Funds and from brokerage commissions received by U.S. Boston Capital Corporation in connection with the purchase and sale of the Funds' portfolio securities.

   At June 30, 1998, the officers and Trustees as a group owned in the aggregate 1.12% of the outstanding Ordinary Shares of the Small Cap Fund, 12.07% of the outstanding Institutional Shares of the Small Cap Fund, 0.17% of the outstanding Ordinary Shares of the Mid Cap Fund, 45.39% of the outstanding Institutional Shares of the Mid Cap Fund, 0.66% of the outstanding Ordinary Shares of the Growth and Income Fund, 19.11% of the outstanding Institutional Shares of the Growth and Income Fund, 0.33% of the outstanding Ordinary Shares of the International Equity Fund, 5.66% of the outstanding Institutional Shares of the International Equity Fund, 12.16% of the outstanding Ordinary Shares of the Foreign Value Fund, 3.36% of the outstanding Ordinary Shares of the Emerging Markets Fund, and 1.08% of the outstanding Institutional Shares of the Emerging Markets Fund. At June 30, 1998, there were no outstanding Institutional Shares of the Foreign Value Fund. On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Small Cap
Fund:

     Name and Address                                      % of Outstanding Institutional Shares
     ----------------                                      -------------------------------------
     The Henry and Annie Hurt Home for the Blind
     Washington, DC                                                        5.45%

     The John Dickson Home
     Washington, DC                                                       11.85%

     National Postal Forum
     Fairfax, VA                                                           6.60%

     Pershing Division of Donaldson, Lufkin & Jenrette
     Jersey City, NJ                                                      30.99%

     Temple Preservation Foundation
     Washington, DC                                                        6.41%

     U.S. Boston Corporation
     Lincoln, MA                                                           9.04%

On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary Shares of the Mid Cap Fund:

     Name and Address                                % of Outstanding Ordinary Shares
     ----------------                                ---------------------------------
     Dover Instrument Corporation
     Westboro, MA                                                     8.40%

     Mr. George H. Howell
     Wayland, MA                                                     12.28%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Mid Cap Fund:

     Name and Address                                 % of Outstanding Institutional Shares
     ----------------                                 --------------------------------------
     Charles Schwab and Co., Inc.
     San Francisco, CA                                               23.52%

     Mr. James E. and Ms. Sandra G. Jones
     Owensboro, KY                                                    7.54%

     Ms. Lawrie Okurowski
     Concord, MA                                                     18.17%

     State Street Bank and Trust Custodian for Marsha W. Vaughan IRA
     Stafford, VA                                                     5.03%

     U.S. Boston Corporation
     Lincoln,  MA                                                    22.33%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Growth and Income Fund:

     Name and Address                                 % of Outstanding Institutional Shares
     ----------------                                 --------------------------------------
     Dover Instrument Corporation
     Westboro, MA                                                    33.70%

     Mr. William K. Durr
     Naples, FL                                                       8.66%

     Mr. Leon Okurowski
     Concord, MA                                                      6.13%

     Pershing Division of Donaldson, Lufkin & Jenrette
     Jersey City, NJ                                                 31.43%

     U.S. Boston Corporation
     Lincoln,  MA                                                     6.98%

On the same date, the following person owned 5% or more of the then outstanding
Institutional Shares of the International Equity Fund:

     Dover Instrument Corporation
     Westboro, MA                                                    92.20%

On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary Shares of the Foreign Value Fund:

     Dermatology Associates of Concord, Inc. Profit Sharing Retirement Plan
     Concord,  MA                                                    10.13%

     Mr. William K. Durr
     Naples, FL                                                       9.51%

     Arthur Fertman DDS PC Profit Sharing Retirement Plan
     Burlington,  MA                                                  9.64%

     Lexington Medical Associates Inc. Profit Sharing Trust 1974
     Lexington,  MA                                                   9.38%

     State Street Bank and Trust Custodian for Gerald M. McCue IRA
     Cambridge, MA                                                    5.58%

     U.S. Boston Corporation
     Lincoln,  MA                                                     9.64%


On the same date, the following person owned 5% or more of the then outstanding Ordinary Shares of the Emerging Markets Fund:

     Dover Instrument Corporation
     Westboro, MA                                                     5.02%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the Emerging Markets Fund:

      Strafe & Co.
      Westerville, OH                                                97.44%

Management Contract
-------------------

   The Management Contract continues in force from year to year, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Funds, and by (ii) either the majority vote of all the Trustees or the vote of a majority of the outstanding voting securities of each Fund. The Management Contract automatically terminates on assignment, and is terminable on 60 days' written notice by either party.

   In addition to the management fee, the Funds pay all expenses not assumed by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the respective Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds' shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses and proxies to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. All general Fund expenses are allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund. The Funds are also responsible for such non recurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Trustees. The Funds may have an obligation to indemnify their officers and Trustees with respect to such litigation.

   For services rendered to the Small Cap Fund during the fiscal years ended March 31, 1998, 1997, and 1996, the Manager received fees of $712,299, $916,777, and $1,093,661, respectively. For services rendered to the Mid Cap Fund during the fiscal years ended March 31, 1998, 1997, and 1996, the Manager received fees of $122,800, $96,688, and $39,593, respectively, a portion of which were waived by the Manager. For services rendered to the Growth and Income Fund during the fiscal years ended March 31, 1998, 1997, and 1996, the Manager received fees of $425,583, $334,461, and $321,748, respectively. For services rendered to the International Equity Fund during the fiscal years ended March 31, 1998, 1997, and 1996, the Manager received fees of $311,008, $287,461, and $321,897, respectively. For services rendered to the Emerging Markets Fund during the fiscal years ended March 31, 1998, 1997, and 1996, the Manager
received fees of $86,261, $77,271, and $50,458, respectively.   The Foreign
Value Fund was not in existence as of March 31, 1998.   Such fees were rebated
by the Manager to the extent required to comply with its contractual undertaking to assume certain expenses of the Small Cap Fund, the Growth and Income Fund, and the International Equity Fund (including the Manager's compensation) in excess of 2% of such Fund's average net assets and its voluntary undertaking to assume certain expenses of the Mid Cap Fund and the Emerging Markets Fund ) in excess of 1.65 and 2.45%, respectively, of such Funds' average net assets.

Advisory Contracts
------------------

   Each Advisory Contract provides that it will continue in force for two years from its date, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Advisor, the Manager or the Funds, and by (ii) either the majority vote of all of the Trustees or the vote of a majority of the outstanding voting securities of each Fund to which it relates. Each Advisory Contract may be terminated without penalty with respect to any Fund by vote of the Trustees or the shareholders of that Fund, or by the Manager on not less than 30 nor more than 60 days' written notice or by the particular Advisor on not less than 30 nor more than 60 days', or no less than 150 days' written notice, depending on the Fund. Each Advisory Contract may be amended with respect to any Fund only by a vote of the shareholders of that Fund. Each Advisory Contract also terminates without payment of any penalty in the event of its assignment and in the event that for any reason the Management Contract between the Funds and the Manager terminates generally or terminates with respect to that particular Fund.

   Each Advisory Contract provides that the Advisor shall not be subject to any liability to the Funds or to the Manager or to any shareholder of the Funds for any act or omission in the course of or connected with the rendering of services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Advisor.

Distributor and Distribution Plan
---------------------------------

   The principal terms of the Funds' Distribution Agreement with U.S. Boston Capital Corporation, the principal distributor of the Funds' shares ( the "Distributor"), are described in the prospectus under the caption Management of
                                                                  -------------
the Funds - Distributor and Distribution Plan.
---------------------------------------------

   To permit the Funds to pay a monthly fee to the Distributor, the Funds have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Small Cap, Growth and Income, International Equity, and Emerging Markets Funds pay the Distributor a monthly fee at the annual rate of 0.50% of the average net asset value of shares (excluding Institutional Shares) held in shareholder accounts opened during the period the plan is in effect, as determined at the close of each business day during the month. The Mid Cap and Foreign Value Funds pay the Distributor a monthly fee at the annual rate of 0.25% of the average net asset value of Ordinary Shares.
Rule 12b-1 provides that any payments made by an investment company to a distributor must be made pursuant to a written plan describing all material aspects of the proposed financing of distributions and that all agreements with any person relating to implementation of the plan must be in writing. Continuance of the Plan and the Distribution Agreement is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements ("Qualified Trustees"), cast in person at a meeting called for the purpose. The Plan may be terminated as to a Fund by the vote of a majority of the Qualified Trustees, or by the vote of a majority of the outstanding voting securities of the Fund. All material amendments to the Plan must be approved by the Qualified Trustees and any amendment to increase materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Funds review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     For the fiscal year ended March 31, 1998, the aggregate fees (net of fees waived), paid to the Distributor totaled $818,421, or 0.50% of the average net assets of the Ordinary Shares of the Small Cap, Growth and Income, International Equity, and Emerging Markets Funds and 0.25% of the average net assets of the Ordinary Shares of the Mid Cap Fund.

   The Distributor also receives the deferred sales charges withheld from redemption proceeds, see How to Redeem, and may benefit from its temporary
                         -------------
holding of investors' funds in connection with certain purchases and redemptions of shares of the Funds.

Transfer Agent
--------------

Quantitative Institutional Services ("Transfer Agent"), a division of the Manager, is the transfer agent and dividend disbursing agent for each of the Funds. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative Institutional Services, 55 Old Bedford Road, Lincoln, Massachusetts 01773. For its services, the Transfer Agent receives base at an annual rate of 0.13% of the aggregate average daily net asset value of each class of shares of each Fund and is reimbursed for out of pocket expenses.

                             PORTFOLIO TRANSACTIONS

   Investment Decisions.  Investment decisions for a Fund and for other
   --------------------
investment advisory clients of the Manager or that Fund's Advisor or its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner designed to be equitable to each, taking into account among other things the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

   Brokerage and Research Services.  Transactions on stock exchanges and other
   -------------------------------
agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

   All orders for the purchase and sale of portfolio securities for the Fund are placed, and securities for the Fund bought and sold, through a number of brokers and dealers. In so doing, the Manager or Advisor uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or Advisor, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

   It has for many years been common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Advisors and the Manager may receive research, statistical and quotation services from certain broker-dealers with which the Manager or Advisors place the Funds' portfolio transactions. These services, which in some instances may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisors or the Manager in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in advising the Funds. The fees paid to the Advisors by the Manager or paid to the Manager by the Funds are not reduced because the Advisors or the Manager receive such services.

   As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Advisory Contracts, the Manager or Advisors may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to the Manager or Advisors an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's or Advisors' authority to cause the Funds to pay any such greater commissions is subject to such written policies as the Trustees may adopt from time to time.

   Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the

Manager or Advisors may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

   Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which U.S. Boston Capital Corporation is a member (but not from U. S. Boston Capital Corporation itself). The conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Trustees, particularly those Trustees who are not "interested persons" of the Fund.

   Brokerage commissions paid by the Funds on portfolio transactions totaled $877,111 for the fiscal year ended March 31, 1996, $1,090,683 for the fiscal year ended March 31, 1997, and $494,442 for the fiscal year ended March 31, 1998. None of such commissions was paid to a broker who was an affiliated person of the Funds or an affiliated person of such a person or, to the knowledge of the Funds, to a broker an affiliated person of which was an affiliated person of the Fund, the Manager or any Advisor.

                                 HOW TO INVEST

     The procedures for purchasing shares are summarized in the Prospectus under the caption How to Invest.
            -------------

     Exchange of Securities for Shares of the Funds. Applications to exchange common stocks for Fund Shares must be accompanied by stock certificates (if any) and stock powers with signatures guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations. Securities accepted by the Funds will be valued as set forth under Calculation of Net Asset Value in
                                            ------------------------------
the Prospectus as of the time of the next determination of net asset value after such acceptance. Shares of a Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered. The Funds reserve the right not to accept any particular securities tendered for exchange. The Funds have undertaken to a state securities authority that securities exchanged for shares of the Funds will meet the investment objectives and policies of the Funds, will be acquired for investment and not for resale, and will be liquid securities which are not restricted as to transfer either by law or liquidity of market.

     Open Account System.  Under the Funds' Open Account System all shares
     -------------------
purchased are credited directly to your account in the designated Fund at the time of purchase. All shares remain on deposit with Quantitative Institutional Services, Inc., the transfer, dividend-paying and shareholder servicing agent for the Funds (the "Transfer Agent"). No certificates are issued.

     The following services are currently offered by the Open Account System:

       1. You may make additional investments in a Fund by sending a check (made payable to "Quantitative Group of Funds") to the Funds or by wire, as described under How to Invest in the Prospectus.
                -------------

       2. You may select one of the following distribution options which best fits your needs.

          * REINVESTMENT PLAN OPTION: Income dividends and capital gain distributions paid in additional shares at net asset value.
          * INCOME OPTION: Income dividends paid in cash, capital gain distributions paid in additional shares at net asset value.
          * CASH OPTION: Income dividends and capital gain distributions paid in cash.

          You should indicate the Option you prefer, as well as the other registration details of your account, on the Account Application. The Reinvestment Plan Option will automatically be assigned unless you select a different option. Dividends and distributions paid on a class of shares of a Fund will be paid in shares of such class taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at the election of the shareholder, in cash.

       3. You will receive a statement setting forth the most recent transactions in your account after each transaction which affects your share balance.

     The cost of services rendered under the Open Account System to the holders of a particular class of shares of a Fund are borne by that class as an expense of all shareholders of that class. However, in order to cover additional administrative costs, any shareholder requesting a historical transcript of his account will be charged a fee based upon the number of years researched. There is a minimum fee of $5. The right is reserved on 60 days' written notice to make charges to individual investors to cover other administrative costs of the Open Account System.

     Tax Deferred Retirement Plans.  The Funds offer investors the opportunity
     -----------------------------
to participate in the following types of retirement plans:

     *For individuals whether or not covered by other qualified plans *For employees of tax exempt organizations

     Capital gains and income received by participants in each of the foregoing plans are exempt from taxation until distribution from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Additional information, including the fees and charges with respect to these plans, is available upon request to the Distributor.

     Individual Retirement Account (IRA).  All individuals with earned income
     -----------------------------------
(whether or not covered by qualified private or governmental retirement plans) may purchase shares of any of the Funds pursuant to an IRA. However, contributions to an IRA for taxable years after 1986 by an individual who is covered by a qualified private or governmental plan may not be tax-deductible depending on the individual's income. Detailed information concerning the IRA is available from the Distributor. Custodian services are provided by State Street Bank and Trust Company.

     Retirement Plan for Employees of Tax Exempt Organizations (403(b)).
     ------------------------------------------------------------------
Employees of public school systems and certain types of charitable organizations may enter into a deferred compensation arrangement for the purchase of shares of any of the Funds without being taxed currently on the investment. Contributions which are made by the employer through salary reduction are excludable from the gross income of the employee. Such deferred compensation plans, which are intended to qualify under Section 403(b) of the Internal Revenue Code, are available through the Distributor. Custodian services are provided by State Street Bank and Trust Company.


                             HOW TO MAKE EXCHANGES

     The procedures for exchanging shares of one Fund for those of another are described in the Prospectus under How to Make Exchanges.
                                  ---------------------

     An exchange involves a redemption of all or a portion of shares of one class of a Fund and the investment of the redemption proceeds in shares of a like class in another Fund. The redemption will be made at the per share net asset value of the particular class of shares of a Fund being redeemed which is next determined after the exchange request is received in proper order.

     The shares of the particular class of shares of the Fund being acquired will be purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

     The exchange of shares of one class of a Fund for shares of a like class of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

     The exchange privilege may be modified or terminated at any time, and the Funds may discontinue offering shares of any Fund or any class of any Fund generally or in any particular State without notice to shareholders.


                                 HOW TO REDEEM

     The procedures for redeeming shares of a Fund are described in the Prospectus under How to Redeem.
                 -------------

     Proceeds will normally be forwarded on the second day on which the New York Stock Exchange is open after a redemption request is processed; however, the Funds reserve the right to take up to three (3) business days to make payment. This amount may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

     Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to Quantitative Group of Funds. Shareholders who redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholders of record or sent to an address other than the address of record, must have their signature(s) guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, the Funds may require additional documentation of a customary nature. Shareholders who have authorized the Funds to accept telephone instructions may redeem shares credited to their accounts by telephone. Once made, a telephone request may not be modified or canceled.

     The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds and the Transfer Agent fail to do so, they may be liable for any losses due to unauthorized or fraudulent transactions. The Funds provide written confirmation of all transactions effected by telephone and only mail the proceeds of telephone redemptions to the redeeming shareholder's address of record.

     The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Securities and Exchange Commission.

     The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Funds. To prevent a shareholder from becoming an affiliate of the Funds, the Funds reserve the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.


                        CALCULATION OF NET ASSET VALUE

     Net asset value per share of each class of shares of a Fund will be determined as of the close of market on the New York Stock Exchange ("NYSE"), on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The International Equity and Emerging Markets Funds may invest in securities listed on foreign exchanges which trade on days on which the International Equity and Emerging Markets Funds do not compute net asset value

(i.e., Saturdays and Exchange holidays) and the net asset value of shares of the International Equity and Emerging Markets Funds may be significantly affected on such days.

     Securities for which market quotations are readily available shall be valued at market value, which is determined by using the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported - as in the case of some securities traded over-the-counter - the mean between the last reported bid and asked prices. For certain foreign securities, where no sales have been reported, the Fund may value such securities at the last reported bid price. Securities quoted in foreign currencies shall be translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, subject to a determination by the Trustees that this method represents fair value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

     The fair value of any restricted securities from time to time held by a Fund is determined by its Advisor in accordance with procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Market quotations are not considered to be readily available for long-term corporate bonds, debentures and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     For purposes of determining the net asset value per share of each class of a Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

     Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to 4:15 p.m. Eastern time upon the close of business on the primary exchange for such securities. The values of such securities used in determining the net asset value of the Funds' shares are computed as of such other times. Foreign currency exchange rates are also generally determined prior to 4:15 p.m. Eastern time. Occasionally, events affecting the value of such securities may occur between such times and 4:15 p.m. Eastern time which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of the Funds' securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

     Expenses of the Funds directly charged or attributable to any Fund will be paid from the assets of that Fund except that 12b-1 Plan expenses will not be borne by holders of Institutional Shares of the Funds and each class of shares of the Fund will bear its own transfer agency fees. General expenses of the Funds will be allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

                                 DISTRIBUTIONS

     Each Fund will be treated as a separate entity for federal income tax purposes (see Taxation), with its net realized gains or losses being determined
              ---------
separately, and capital loss carryovers determined and applied on a separate Fund basis.


                                   TAXATION

     Each Fund intends to qualify annually as a "regulated investment company" ("RIC") under the Code.

     To qualify as a RIC, a Fund must (a) derive at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies certain payments with respect to securities loans or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities and securities of RICs); and (c) distribute at least 90% of its investment company taxable income (which includes interest, dividends, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As a RIC, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and futures contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options futures, and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced capital gains rates for individual shareholders, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

     Alternatively, a Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. A Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, if made, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

     A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                          OTHER  INVESTMENT PRACTICES
                          ---------------------------

  Foreign Currency Transactions.  A forward foreign currency exchange contract
  ------------------------------
involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

  Since investments in foreign companies will usually involve currencies of foreign countries, and since the International Equity, Foreign Value, and Emerging Markets Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. The Funds' Custodian will place cash or liquid debt securities into a segregated account of the series in an amount equal to the value of the Funds' total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts.

  The International Equity, Foreign Value, and Emerging Markets Funds will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

  Second, when a Fund's Advisor believes that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies where certain of such currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion, or up to 75% of the value of its assets, to the consummation of these contracts. The Fund's Advisor will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Other than as set forth above, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

  At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

  If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Funds' Advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

  Short-term Debt Obligations.  The Funds may invest in Short-term Debt
  ---------------------------
Obligations for temporary defensive purposes, and each Fund may invest in Short-term Debt Obligations for liquidity purposes (e.g., for redemption of shares, to pay expenses or pending other investments). Short-term Debt Obligations may include obligations of the U.S. government and (in the case of the International Equity Fund, Foreign Value Fund, and Emerging Markets Fund) securities of foreign governments. Short-term Debt Obligations may also include certificates of deposit and bankers' acceptances issued by U.S. banks (and, in the case of the International Equity Fund, Foreign Value Fund and Emerging Markets Fund, foreign banks) having deposits in excess of $2 billion, commercial paper, short-term corporate bonds, debentures and notes and repurchase agreements, all with one year or less to maturity. Investments in commercial paper are limited to obligations (i) rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, or in the case of any instrument that is not rated, of comparable quality as determined by the Manager or Advisor, or (ii) issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Investments in other corporate obligations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's.

     Bond Ratings.  The Moody's Investors Service, Inc. bond ratings cited above
     ------------
are as follows:

     Aaa: Bonds that are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

     Aa:   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or other elements may make long-term risks appear greater than those of "Aaa" securities.

     The Standard & Poor's Corporation bond ratings cited above are as follows:

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA:   Bonds rated "AA" also qualify as high quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

  Repurchase Agreements.  A repurchase agreement is a contract under which a
  ---------------------
Fund would acquire a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Funds will enter into repurchase agreements only with
(i) commercial banks or (ii) registered broker-dealers. Although each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Funds' present intention to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities. While the repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreements (and, for this purpose, the underlying security will be marked to market daily), if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

  Securities Loans.  Each Fund may make secured loans of its portfolio
  ----------------
securities amounting to not more than 30% of its total assets.  See Investment
                                                                    ----------
Restrictions of the Funds.  The risks in lending portfolio securities, as with
-------------------------
other extensions of credit, consist of possible delay in the recovery of the securities or loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that a

Fund's Advisor believes to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents (such as U.S. Treasury bills) at least equal at all times to the market value of the securities lent. The borrower pays to a Fund an amount equal to any dividends or interest received on the securities lent. A Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights, or rights to consent with respect to the loaned securities, pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the security involved.

  Options.  The Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Foreign
  -------
Value Fund, and Emerging Markets Fund may write covered call options which are traded on national securities exchanges with respect to stocks in their portfolios (ensuring that the Funds at all times will have in their portfolios the securities which they may be obligated to deliver if the options are exercised). The "writer" of a call option gives to the purchaser of that option the right to buy the underlying security from the writer at the exercise price prior to the expiration date of the call. Call options are generally written for periods of less than six months. These Funds may write covered call options on securities in their portfolios in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. The Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Foreign Value Fund, and Emerging Markets Fund may also write call options to partially hedge a possible stock market decline. Because these Funds seek growth of capital, covered call options would not be written except at a time when it is believed that the price of the common stock on which the call is being written will not rise in the near future and the Fund does not desire to sell the common stock for tax or other reasons. The writer of a covered call option receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as these Funds remain obligated as writers of covered calls, they forego the opportunity to profit from increases in the market prices of the underlying securities above the exercise prices of the options, except insofar as the premiums represent such profits, and retain the risk of loss should the value of the underlying securities decline. These Funds may also enter into "closing purchase transactions" in order to terminate their obligations as writers of covered call options prior to the expiration of the options. Although limiting writing covered call options to those which are traded on national securities exchanges increases the likelihood of being able to make closing purchase transactions, there is no assurance that these Funds will be able to effect such transactions at any particular time or at an acceptable price. If the Funds were unable to enter into a closing purchase transaction, the principal risks to the Funds would be the loss of any capital appreciation of the underlying security in excess of the exercise price and the inability to sell the underlying security in a down market until the call option was terminated. The writing of covered call options could result in an increase in the portfolio turnover rates of the Funds, especially during periods when market prices of the underlying securities appreciate.

       Short Sales.  The Mid Cap Fund also may engage in short sales of
       -----------
securities by selling securities it does not own in anticipation of a decline in the market value of those securities. To effect such transactions, the Fund must borrow the security to make delivery to a buyer and then later replace the borrowed security by purchasing it at market price. The Adviser may sell securities short in anticipation of a decline in the price of the security between the time it is sold and the time it is purchased for replacement. However, the actual replacement price of the security may be more or less than the price at the time of sale. The Fund will realize a gain if its replacement price is less than the sale price, but will experience a loss if there is an increase in price. The Fund also will incur transaction costs, including interest expenses, and will be required to make margin deposits with brokers until the short position is closed out.

       No securities will be sold short if, after giving effect to any short sales, the value of all securities sold short would exceed 25% of the Fund's net assets. The Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference between (i) the market value of the securities sold short at the time of sale and (ii) any cash or securities required by the broker to be deposited as margin for the short sale (excluding the proceeds of the short sale). The value of U.S. government securities and cash in the segregated account will be marked to market daily and additional deposits will be added if the value of the Fund's short position declines. At all times, however, the deposits in the segregated account together with the amounts held by the broker as margin will not be less than the initial market value of the securities sold short.

       All of the Funds may sell short securities identical to ones that they own in their portfolios.

  Forward Commitments.  Each Fund may make contracts to purchase securities for
  -------------------
a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund holds, and maintains until the settlement date in a segregated account with the Funds' custodian, cash or Short-term Debt Obligations in an amount sufficient to meet the purchase price. These debt obligations will be marked to market on a daily basis and additional liquid assets will be added to such segregated accounts as required. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

     Warrants.  The Funds may invest in warrants purchased as units or attached
     --------
to securities purchased by the series. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                      INVESTMENT RESTRICTIONS OF THE FUNDS

     As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of a Fund (as defined below) , a Fund will not take any of the following actions:

       (1) purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

       (2) purchase any security if as a result any Fund would then have more than 10% of the value of its net assets (taken at current value) invested in any of the following types of investment vehicles: in securities of companies (including predecessors) less than three years old, in securities which are not readily marketable, in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in repurchase agreements which have a maturity longer than seven (7) days, provided, however, that no Fund may invest more than 15% of its assets in illiquid securities;

       (3) make short sales of securities or maintain a short position, if, for the Mid Cap Fund, as a result the value of all securities sold short would exceed 25% of the Fund's net assets; or, for all other Funds, unless at all times when a short position is open the particular Fund owns an equal amount of such securities or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that Index.;

       (4) issue senior securities, borrow money or pledge its assets except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

       (5) purchase or retain securities of any company if, to the knowledge of the Funds, officers and Trustees of the Funds or of the Manager or of the Advisor of the particular Funds who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

       (6) buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

       (7) act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

       (8) make investments for the purpose of exercising control or management;

       (9) participate on a joint or joint and several basis in any trading account in securities;

       (10) write, purchase, or sell puts, calls or combinations thereof, except that: (i) the Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Foreign Value Fund, and Emerging Markets Fund may each write covered call options with respect to all of their portfolio securities; (ii) the Mid Cap Fund, Foreign Value Fund, and Emerging Markets Fund may purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) the Small Cap Fund may purchase put and call options on stock index futures and on stock indices; (iv) the International Equity Fund and Foreign Value Fund may purchase and write call options on stock index futures and on stock indices; and
(v) each of the Funds may sell and purchase such options to terminate existing positions;

       (11) invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

       (12) make loans, except (i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund's total assets). The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan;

       (13) invest more than 25% of the value of its total assets in any one industry;

     No more than 5% of the value of a Fund's total assets will be invested in repurchase agreements which have a maturity longer than seven (7) days. (Investments in repurchase agreements which have a longer maturity are not considered to be readily marketable and their purchase is therefore also restricted as set forth in restriction number (2) above). In addition, a Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" necessary to amend a fundamental policy as to any Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such Fund or (2) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                             PERFORMANCE MEASURES

          Average Annual Total Rate of Return /(1)/, /(2)/, /(3)/

                                                         Year Ended          5 Years Ended      10 Years Ended
                                                       March 31, 1998        March 31, 1998      March 31, 1998   Since Inception
                     SMALL CAP FUND
                       Ordinary Shares                       36.63%            19.31%                   __        24.22% (8/3/92)
                       Institutional Shares                  38.44%            20.17%                   __        21.35% (1/6/93)

                     MID CAP FUND
                       Ordinary Shares                       46.94%               __                    __         32.08% (3/21/95)
                       Institutional Shares                  47.28%               __                    __         31.92% (4/17/95)
                     GROWTH AND INCOME FUND
                       Ordinary Shares                       50.01%            19.87%                17.75%        17.09% (5/9/85)
                       Institutional Shares                  52.18%            20.70%                   __         18.41% (3/25/91)
                     INTERNATIONAL EQUITY FUND
                       Ordinary Shares                       11.82%             9.78%                 5.30%         4.35% (7/31/87)
                       Institutional Shares                  13.50%               __                    __          4.80% (8/25/94)
                     Emerging Markets FUND
                       Ordinary Shares                      (17.50)%              __                    __        ( 6.60)% (8/8/94)
                       Institutional Shares                 (16.29)%              __                    __        ( 4.25)% (4/2/96)

Quantitative Foreign Value was not in existence as of March 31, 1998.

(1) Total return with all dividends and capital gains reinvested. The performance data quoted represents past performance. The investment return and principal value of a current investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) These results reflect the impact of a contractual 2% expense cap applicable to the Quantitative Small Cap Fund, Quantitative Growth and Income Fund, and Quantitative International Equity Fund (when applicable), and voluntary expense caps of 1.65% and 2.45%, respectively, applicable to the Quantitative Mid Cap fund and Quantitative Emerging Markets Fund, as described in the Prospectus, and expense waivers and/or reimbursements applicable to the Funds. If the expenses had not been subsidized, the performance would have been lower.

(3) The return for the Ordinary Shares of the Funds takes into account a one percent (1%) deferred sales charge imposed at the time of redemption. The deferred sales charge is not imposed in the case of redemptions of Institutional Shares, redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, involuntary redemptions, redemptions of Shares tendered for exchange and redemptions of Shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code or for certain other redemptions. (See How to Redeem in the
                                                 -------------
     Prospectus.)

     From time to time, the Funds may advertise their performance in various ways. These methods include providing information on the returns of the Funds and comparing the performance of the Funds to relevant benchmarks. Performance will be stated in terms of total return. "Total return" figures are based on the historical performance of each Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

     Under the rules of the Securities and Exchange Commission (the "Commission"), funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

     P(1+T)/n/ = ERV

Where:  P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years (1, 5, or 10)

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

     The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods plus the time period since the effective date of the registration statement relating to the particular Fund. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are deemed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund. The average annual total returns for the Funds are set forth in the Prospectus under the caption Performance Data.
            -----------------

     In reports to shareholders or other literature, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services Inc. (Lipper) or Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds. The Funds may also compare their performance to the Standard & Poor's 500 Stock Index (S&P 500) or Standard & Poor's 400 Mid Cap Index, indexes of unmanaged groups of common stocks; the Russell 2000, an unmanaged index of the smallest 2,000 of the 3,000 largest U.S. companies; the Morgan Stanley Capital International Europe, Australasia, Far East Index, an index of unmanaged groups of common stocks of foreign companies having their principal business activities in one of eighteen foreign countries in Europe, Australia, and the Far East; or the Baring Emerging Markets Index, International Finance Corporation Investable Composite Index or the Morgan Stanley Capital International Emerging Markets Free Index, indexes of unmanaged groups of common stocks of foreign companies having their principal business activities in emerging nations. In making such comparisons, the Funds may from time to time include a total aggregate return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to make a more accurate comparison to other measures of investment return. For such purposes, the Funds calculate their aggregate total return in the same manner as the above formula except that no sales charges are deducted from the initial amount. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The Funds, however, will disclose the maximum sales charge and will also disclose that the performance data so quoted do not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted. Such alternative information will be given no greater prominence in such sales literature than the information prescribed under Commission rules.

     Performance information, rankings, ratings, published editorial comments and listings reported in national financial publications may also be used in computing performance of the Funds (if the Funds are listed in any such publication). Performance comparisons should not be considered as representative of the future performance of the Funds.


                            THE QUANTITATIVE GROUP

   The Trust was established in 1983 as a business trust under Massachusetts law. A copy of the Amended and Restated Declaration of Trust (as amended through July 19, 1993) amending and restating the Agreement and Declaration of Trust dated June 27, 1983, is on file with the Secretary of the Commonwealth of Massachusetts. The Trust has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, the Funds, each comprised of two classes of shares. There are no rights of conversion between shares of different Funds which are granted by the Amended and Restated Declaration of Trust, but holders of shares of either class of a Fund may exchange all or a portion of their shares for shares of a like class in another Fund (subject to their respective minimums). No exchanges are permitted from one class of shares to another class of shares of the same or a different Fund.

   These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote, including the election of Trustees. Shares vote by individual Fund (or class thereof under certain circumstances) on all matters except that (I) when the Investment Company Act of 1940 so requires, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees of the Funds have determined that a matter affects only the interest of one or more Funds, then only holders of shares of such Fund shall be entitled to vote thereon.

   There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of each Fund and filed with the Fund or by a vote of the holders of two-thirds of the outstanding shares of each Fund at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold, in the aggregate, shares having a net asset value of at least $25,000, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

   Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation of the Trust are entitled to receive the net assets of their Fund, but not of the other Funds. Shareholders have no preemptive rights. The Funds' fiscal year ends on the last day of March.

   Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Funds. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.

   In April 1998, the names of three of the Funds were changed from the Quantitative Numeric Fund, the Quantitative Numeric II Fund and the Quantitative Foreign Frontier Fund to the Quantitative Small Cap Fund, the Quantitative Mid Cap Fund and the Quantitative Emerging Markets Fund, respectively

                                    EXPERTS

   The audited financial statements as of March 31, 1998 included in this Statement of Additional Information have been so included in reliance upon the report of PricewaterhouseCoopers LLP (formerly Price Waterhouse LLP), independent accountants, given on the authority of that firm as experts in accounting and auditing.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE SMALL CAP FUND
--------------------------------------------------------------------------------
COMMON STOCK--99.4%

                                                   Shares     Value
APPAREL & TEXILES--.8%
 Tropical Sportswear International Corporation (a)  43,085 $   608,576
                                                           -----------
AUTOMOBILES--1.9%
 Avis Rent-A-Car Inc. (a)                           42,560   1,380,540
                                                           -----------
BANKS--6.3%
 Coast Federal Litigation Trust (a)                 19,060     309,725
 Golden State Bancorp Inc. (a)                      30,655   1,170,638
 Independence Community Bank Corporation (a)        31,840     569,140
 PFF Bancorp Inc. (a)                               45,120     930,600
 Richmond County Financial Corporation              53,355   1,023,749
 WestAmerica Bancorporation                         15,540     518,647
                                                           -----------
                                                             4,522,499
                                                           -----------
BUILDING CONSTRUCTION--1.7%
 McDermott (J. Ray) S.A. (a)                        28,600   1,204,775
                                                           -----------
BUSINESS SERVICES--3.3%
 American Capital Strategies Ltd.                   43,710     967,084
 Henry Jack & Associates Inc.                       38,600   1,389,600
                                                           -----------
                                                             2,356,684
                                                           -----------
CHEMICALS--2.5%
 Calgon Carbon Corporation                          69,085     807,431
 Mississippi Chemical Corporation                   48,150     966,009
                                                           -----------
                                                             1,773,440
                                                           -----------
COMPUTERS & BUSINESS EQUIPMENT--1.2%
 Xircom Inc. (a)                                    63,190     872,812
                                                           -----------
DRUGS & HEALTH CARE--15.2%
 Coventry Corporation (a)                           72,730   1,168,226
 Curative Health Services Inc. (a)                  35,855   1,194,420
 Monarch Dental Corporation (a)                     64,430   1,103,364
 Orthodontic Centers of America Inc. (a)            60,280   1,307,322
 Priority Healthcare Corporation (a)                41,980     750,392
 PSS World Medical Inc. (a)                         49,845   1,171,358
 Quorum Health Group Inc. (a)                       37,370   1,256,566
 Steris Corporation (a)                             21,325   1,151,550
 Sunrise Assisted Living Inc. (a)                   25,815   1,155,221
 VISX Inc. (a)                                      28,520     713,000
                                                           -----------
                                                            10,971,419
                                                           -----------
ELECTRICAL EQUIPMENT--2.8%
 AFC Cable Systems Inc. (a)                         28,085   1,091,804
 Watsco Inc.                                        34,615     930,278
                                                           -----------
                                                             2,022,082
                                                           -----------
ELECTRONICS--2.6%
 ATMI Inc. (a)                                      29,605     895,551
 Gentex Corporation (a)
  (with rights exp. 8/26/01)                        28,400     963,825
                                                           -----------
                                                             1,859,376
                                                           -----------
FINANCIAL SERVICES--1.0%
 Ocwen Financial Corporation (a)                    26,455     734,126
                                                           -----------

                                                            Shares     Value
FOOD & BEVERAGES--5.6%
 Earthgrains Company                                         22,970 $ 1,014,987
 Flowers Industries Inc.                                     41,655     976,289
 International Home Foods Inc. (a)                           24,155     803,154
 Ralcorp Holdings Inc. (a)                                   59,980   1,244,585
                                                                    -----------
                                                                      4,039,015
                                                                    -----------
HOTELS & RESTAURANTS--1.6%
 Showbiz Pizza Time Inc. (a)                                 33,475   1,115,136
                                                                    -----------
HOUSEHOLD APPLIANCES & FURNISHINGS--1.7%
 Furniture Brands International Inc. (a)                     38,675   1,244,852
                                                                    -----------
INSURANCE--8.0%
 ESG Real Estate Ltd.                                        44,400   1,154,400
 Fremont General Corporation                                 23,185   1,363,568
 Mutual Risk Management Ltd.                                 28,190     954,936
 NAC Real Estate Corporation                                 21,100   1,106,431
 Reliance Group Holdings Inc.                                61,570   1,177,526
                                                                    -----------
                                                                      5,756,861
                                                                    -----------
LEISURE TIME--0.9%
 Championship Auto Racing Team (a)                           35,750     661,375
                                                                    -----------
MISCELLANEOUS--1.5%
 United Rentals Inc. (a)                                     42,515   1,105,390
                                                                    -----------
OFFICE FURNISHINGS & SUPPLIES--1.5%
 United Stationers Inc. (a)                                  17,575   1,086,355
                                                                    -----------
PETROLEUM SERVICES--3.9%
 Friede Goldman International Inc.                           22,525     650,409
 Pride International Inc. (a)                                46,485   1,109,829
 Veritas DGC Inc. (a)                                        20,970   1,060,296
                                                                    -----------
                                                                      2,820,534
                                                                    -----------
POLLUTION CONTROL--3.9%
 MPW Industrial Services Group Inc. (a)                      50,035     544,131
 Philip Services Corporation (a)                             80,105     836,096
 Superior Services Inc. (a)                                  45,695   1,425,113
                                                                    -----------
                                                                      2,805,340
                                                                    -----------
PUBLISHING--3.8%
 Consolidated Graphics Inc. (a)                              24,705   1,429,802
 Mail-Well Inc. (a)                                          34,555   1,308,771
                                                                    -----------
                                                                      2,738,573
                                                                    -----------
REAL ESTATE--8.3%
 Boston Properties Inc.                                      31,745   1,117,027
 Capital Automotive Real Estate Investment Trust (a)         18,935     357,398
 Entertainment Properties Trust                              62,510   1,226,759
 FelCor Suite Hotels Inc.                                    28,680   1,062,952
 Imperial Credit Commercial Mortgage Investment Corporation  65,575     983,625
 Kilroy Realty Corporation                                   42,470   1,213,049
                                                                    -----------
                                                                      5,960,810
                                                                    -----------

--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE SMALL CAP FUND--CONTINUED
-------------------------------------------------------------------------------

COMMON STOCK--Continued

                                     Shares     Value
RETAIL TRADE--6.6%
 Dress Barn, The (a)                  29,965 $   861,494
 Michaels Stores Inc. (a)             35,280   1,318,590
 Ross Stores Inc.                     30,709   1,355,035
 Sunglass Hut International Inc. (a) 118,630   1,245,615
                                             -----------
                                               4,780,734
                                             -----------
SAVINGS & LOAN--1.6%
 Ahmanson (H.F.) & Company                 0          22
 Astoria Financial Corporation        18,680   1,154,658
                                             -----------
                                               1,154,680
                                             -----------
SOFTWARE--4.1%
 Arbor Software Corporation (a)       23,595   1,088,319
 Rational Software Corporation (a)    71,275     926,575
 Wind River Systems Inc. (a)          23,025     915,244
                                             -----------
                                               2,930,138
                                             -----------
TELECOMMUNICATION SERVICES--1.9%
 Lightbridge Inc. (a)                 75,935   1,371,576
                                             -----------
TELEPHONE--0.3%
 Tel-Save Holdings Inc. (a)           10,000     227,500
                                             -----------
TIRES & RUBBER--1.7%
 Safeskin Corporation (a)             17,010   1,256,614
                                             -----------
TRUCKING & FREIGHT FORWARDING--3.2%
 CNF Transportation Inc.              14,965     537,805
 Fritz Company Inc. (a)               43,870     696,436
 Roadway Express Inc.                 44,200   1,085,662
                                             -----------
                                               2,319,903
                                             -----------
 TOTAL COMMON STOCK
  (Cost $59,414,856)                         $71,681,715
                                             ===========

SHORT TERM INVESTMENTS--0.6%

                                                         Par Value    Value
 State Street Repo 4.25%, 4/1/98, (Cost $402,000) (Dated
  3/31/98), Collaterlized by $405,000 U.S. Treasury Bond
  5.875%, 4/30/98, Market Value $414,988, Repurchase
  Proceeds $402,047.                                     $402,000  $    402,000
                                                                   ------------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $402,000)                                                  $    402,000
                                                                   ------------
 TOTAL INVESMENTS--100%
  (Cost $59,816,856) (b)                                           $ 72,083,715
                                                                   ============

(a) Non-income producing security.
(b) At March 31, 1998, the unrealized appreciation of investments based on ag-gregate cost for federal tax purposes of $60,106,555 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $13,959,090
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (1,981,930)
                                                                -----------
   Net unrealized appreciation                                  $11,977,160
                                                                ===========

  The accompanying notes are an integral part of these financial statements.
-------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE MID CAP FUND
--------------------------------------------------------------------------------
COMMON STOCK--95.0%

                                        Shares    Value
AEROSPACE--3.7%
 Sundstrand Corporation                  5,335 $   322,767
 Thiokol Corporation                     6,320     305,335
                                               -----------
                                                   628,102
                                               -----------
ALUMINUM--1.4%
 Reynolds Metals Company                 3,815     234,384
                                               -----------
APPAREL & TEXTILES--3.7%
 Tommy Hilfiger Corporation (a)          5,210     312,926
 Intimate Brands Inc.                   11,345     307,024
                                               -----------
                                                   619,950
                                               -----------
AUTOMOBILES--1.8%
 Lear Corporation (a)                    5,365     302,452
                                               -----------
BANKS--3.9%
 Dime Bancorp Inc.                      12,175     366,011
 Golden State Bancorp Inc. (a)           7,500     286,406
                                               -----------
                                                   652,417
                                               -----------
BUSINESS SERVICES--1.8%
 AccuStaff Inc. (a)                      8,675     299,287
                                               -----------
COMPUTERS & BUSINESS EQUIPMENT--3.6%
 Ingram Micro Inc. (a)                   8,660     321,502
 Tandy Corporation                       5,860     275,420
                                               -----------
                                                   596,922
                                               -----------
DRUGS & HEALTH CARE--9.5%
 General Nutrition Companies Inc. (a)    8,305     330,124
 McKesson Corporation                    5,405     312,139
 Quorum Health Group Inc. (a)           10,237     344,219
 Total Renal Care Holdings Inc. (a)      8,741     291,185
 Watson Pharmaceuticals Inc. (a)         8,775     315,900
                                               -----------
                                                 1,593,567
                                               -----------
ELECTRIC UTILITIES--2.1%
 Montana Power Company                   9,735     351,068
                                               -----------
ELECTRONICS--3.4%
 Advanced Fibre Communications (a)       8,540     310,642
 National Semiconductor Corporation (a) 12,425     260,148
                                               -----------
                                                   570,790
                                               -----------
FINANCIAL SERVICES--3.8%
 Capital One Financial Corporation       4,615     364,008
 SLM Holding Corporation                 6,145     268,076
                                               -----------
                                                   632,084
                                               -----------
FOOD & BEVERAGES--6.8%
 Dean Foods Company                      5,410     272,191
 Dole Food Inc.                          5,815     281,301
 Flowers Industries Inc.                11,890     278,672
 Interstate Bakeries Corporation         9,435     304,868
                                               -----------
                                                 1,137,032
                                               -----------
GAS & PIPELINE UTILITIES--1.7%
 Washington Gas Light Company           10,160     278,130
                                               -----------

                                        Shares    Value
INSURANCE--9.5%
 Ace Limited                             9,465 $   356,712
 Lincoln National Corporation            3,605     305,974
 MGIC Investment Corporation             4,790     314,643
 Ohio Casualty Corporation               6,390     306,720
 Old Republic International Corporation  6,975     309,080
                                               -----------
                                                 1,593,129
                                               -----------
OFFICE FURNISHINGS & SUPPLIES--4.3%
 Miller Herman Inc.                     10,720     359,455
 OfficeMax Inc. (a)                     20,080     358,930
                                               -----------
                                                   718,385
                                               -----------
PAPER--1.5%
 Union Camp Corporation                  4,150     247,962
                                               -----------
PETROLEUM SERVICES--7.3%
 Ensco International Inc.               10,930     303,308
 EVI Inc.                                6,930     320,946
 Global Marine Inc. (a)                 13,320     329,670
 R & B Falcon Corporation (a)            9,375     277,734
                                               -----------
                                                 1,231,658
                                               -----------
POLLUTION CONTROL--2.1%
 Allied Waste Industries Inc. (a)       13,850     345,817
                                               -----------
PUBLISHING--1.8%
 Times Mirror Company                    4,895     310,221
                                               -----------
RETAIL TRADE--5.6%
 Consolidated Stores Corporation (a)     7,590     325,896
 Ross Stores Inc.                        6,720     296,520
 TJX Companies Inc.                      7,100     321,275
                                               -----------
                                                   943,691
                                               -----------
SOFTWARE--5.9%
 Compuware Corporation (a)               6,960     343,650
 Intuit (a)                              6,575     318,066
 Sterling Commerce Inc. (a)              7,040     326,480
                                               -----------
                                                   988,196
                                               -----------
TELECOMMUNICATION SERVICES--3.8%
 CIENA Corporation (a)                   7,195     306,687
 Valassis Communications Inc. (a)        7,930     325,130
                                               -----------
                                                   631,817
                                               -----------
TELEPHONE--4.0%
 EXCEL Communications Inc. (a)          14,305     337,062
 LCI International Inc. (a)              8,800     338,800
                                               -----------
                                                   675,862
                                               -----------
TRUCKING & FREIGHT FORWARDING--2.0%
 CNF Transportation Inc.                 9,205     330,805
                                               -----------
 TOTAL COMMON STOCK
  (Cost $12,937,633)                           $15,913,728
                                               ===========

--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE MID CAP FUND--CONTINUED
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--5.0%

                                                          Par Value    Value
 State Street Repo 4.25%, 4/1/98, (Cost $831,000) (Dated
  3/31/98), Collateralized by $830,000 U.S. Treasury Bond
  5.875%, 4/30/98, Market Value $850,469, Repurchase
  Proceeds $831,098.                                      $831,000  $   831,000
                                                                    -----------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $831,000)                                                   $   831,000
                                                                    ===========
 TOTAL INVESTMENTS--100%
  (Cost $13,768,633) (b)                                            $16,744,728
                                                                    ===========

(a) Non-income producing security.
(b) At March 31, 1998, the unrealized appreciation of investments based on ag-gregate cost for federal tax purposes of $13,771,669 were as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost                $3,136,691
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value                  (163,632)
                                                                   ----------
   Net unrealized appreciation                                     $2,973,059
                                                                   ==========

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
COMMON STOCK--100.0%

                                       Shares    Value
AEROSPACE--3.1%
 General Dynamics Corporation           8,600 $   740,675
 Northrop Grumman Corporation           5,600     601,650
 Sundstrand Corporation                13,200     798,600
                                              -----------
                                                2,140,925
                                              -----------
APPAREL & TEXTILES--0.5%
 V.F. Corporation                       6,800     357,425
                                              -----------
AUTO PARTS--1.3%
 Dana Corporation                      14,700     855,356
                                              -----------
AUTOMOBILES--2.7%
 Chrysler Corporation                   9,100     378,219
 Ford Motor Company                    23,100   1,497,169
                                              -----------
                                                1,875,388
                                              -----------
BANKS--7.9%
 AmSouth Bancorporation                 6,450     380,953
 BankAmerica Corporation               13,800   1,140,225
 Bankers Trust NY Corporation           7,500     902,344
 Comerica Inc.                          9,200     973,475
 First Union Corporation                6,100     346,175
 Mercantile Bankshares Corporation     16,150     584,428
 National City Corporation              1,200      87,975
 Republic NY Corporation                2,500     333,437
 SouthTrust Corporation                16,200     678,375
                                              -----------
                                                5,427,387
                                              -----------
BUSINESS SERVICES--1.3%
 Cognizant Corporation                  1,800     103,275
 Comdisco Inc.                         18,500     807,062
                                              -----------
                                                  910,337
                                              -----------
CHEMICALS--2.3%
 Dow Chemical Company                   3,400     330,650
 Goodrich B.F. Company                 14,000     714,875
 Olin Corporation                      11,000     516,312
                                              -----------
                                                1,561,837
                                              -----------
COMPUTERS & BUSINESS EQUIPMENT--9.5%
 Bay Networks Inc. (a)                 16,300     442,138
 Cisco Systems Inc. (a)                 7,800     533,325
 Compaq Computer Corporation           47,500   1,229,062
 Dell Computer Corporation (a)         28,000   1,897,000
 Pitney Bowes Inc.                     13,200     662,475
 Unisys Corporation (a)                35,600     676,400
 Xerox Corporation                      9,900   1,053,731
                                              -----------
                                                6,494,131
                                              -----------
CONSTRUCTION & MINING EQUIPMENT--2.2%
 Case Corporation                       9,600     654,000
 Caterpillar Inc.                      16,000     881,000
                                              -----------
                                                1,535,000
                                              -----------
CONSTRUCTION MATERIALS--0.4%
 USG Corporation (a)                    4,400     238,425
                                              -----------
COSMETICS & TOILETRIES--1.1%
 Avon Products Inc.                     9,300     725,400
                                              -----------

                                       Shares    Value
DOMESTIC OIL--1.6%
 Amerada Hess Corporation               3,900 $   227,419
 Murphy Oil Corporation                 6,600     330,825
 Phillips Petroleum Company            10,100     504,369
                                              -----------
                                                1,062,613
                                              -----------
DRUGS & HEALTH CARE--8.7%
 Baxter International Inc.             10,200     562,275
 Biogen Inc. (a)                        3,200     154,200
 Bristol-Myers Squibb Company           8,400     876,225
 Merck & Company Inc.                  13,200   1,694,550
 Mylan Laboratories Inc.               30,200     694,600
 Schering-Plough Corporation           24,200   1,976,838
                                              -----------
                                                5,958,688
                                              -----------
ELECTRIC UTILITIES--1.6%
 DTE Energy Company                    10,100     397,056
 Long Island Lighting Company          12,800     403,200
 Rochester Gas & Electric Corporation   9,900     321,750
                                              -----------
                                                1,122,006
                                              -----------
ELECTRICAL EQUIPMENT--3.2%
 General Electric Company              18,200   1,568,612
 Johnson Controls Inc.                 10,600     643,288
                                              -----------
                                                2,211,900
                                              -----------
ELECTRONICS--8.5%
 Eaton Corporation                      4,200     399,788
 General Instrument Corporation (a)    36,000     753,750
 Harris Corporation                     8,800     458,700
 Intel Corporation                     13,000   1,014,813
 Lexmark International Group Inc. (a)  15,600     703,950
 Linear Technology Corporation         11,100     765,900
 Lucent Technologies Inc.               3,844     491,552
 SCI Systems Inc. (a)                  19,200     684,000
 Tektronix Inc.                         2,500     111,562
 Tellabs Inc. (a)                       5,800     389,325
                                              -----------
                                                5,773,340
                                              -----------
FINANCIAL SERVICES--1.8%
 Federal National Mortgage Association 12,000     759,000
 SLM Holding Corporation               10,150     442,794
                                              -----------
                                                1,201,794
                                              -----------
FOOD & BEVERAGES--3.4%
 Coca-Cola Company                      8,500     658,219
 Heinz H.J. Company                    14,000     817,250
 Interstate Bakeries Corporation       12,000     387,750
 McCormick & Company Inc.              15,100     486,975
                                              -----------
                                                2,350,194
                                              -----------
GAS & PIPELINE UTILITIES--0.5%
 National Fuel Gas Company (N.J.)       6,700     314,900
                                              -----------
INDUSTRIAL MACHINERY--0.4%
 Parker Hannifin Corporation            5,000     256,250
                                              -----------

--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE GROWTH AND INCOME FUND--CONTINUED
-------------------------------------------------------------------------------

COMMON STOCK--Continued

                                      Shares    Value
INSURANCE--4.0%
 AMBAC Financial Group Inc.            6,200 $   362,312
 Conseco Inc.                         16,000     906,000
 Everest Reinsurance Holdings         14,800     608,650
 Marsh & McLennan Companies Inc.       9,500     829,469
                                             -----------
                                               2,706,431
                                             -----------
INTERNATIONAL OIL--5.5%
 Amoco Corporation                     3,200     276,400
 Chevron Corporation                   8,600     690,687
 Exxon Corporation                    17,300   1,169,913
 Mobil Corporation                    12,200     934,825
 Texaco Inc.                          11,400     686,850
                                             -----------
                                               3,758,675
                                             -----------
INVESTMENT COMPANIES--0.8%
 Bear Stearns Companies Inc.          10,962     563,173
                                             -----------
NEWSPAPERS--1.4%
 Gannett Inc.                         13,000     934,375
                                             -----------
PAPER--1.1%
 Consolidated Papers Inc.             10,500     672,000
 Sonoco Products Company               2,200      88,137
                                             -----------
                                                 760,137
                                             -----------
PETROLEUM SERVICES--1.5%
 Lyondell Petrochemical Company       19,100     650,594
 Rowan Companies Inc. (a)             12,500     362,500
                                             -----------
                                               1,013,094
                                             -----------
PUBLISHING--1.0%
 Dun & Bradstreet Corporation          4,200     143,587
 McGraw Hill Companies Inc.            7,100     540,044
                                             -----------
                                                 683,631
                                             -----------
RAILROADS & EQUIPMENT--0.9%
 CSX Corporation                       4,400     261,800
 Trinity Inds Inc.                     6,500     356,687
                                             -----------
                                                 618,487
                                             -----------
RETAIL TRADE--7.6%
 Dayton Hudson Corporation            17,000   1,496,000
 Federated Department Stores Inc. (a)  1,700      88,081
 Home Depot Inc.                      15,000   1,011,563
 May Department Stores Company        10,400     660,400
 Supervalu Inc.                       16,900     787,962
 TJX Companies Inc.                   15,600     705,900
 Tiffany & Company                     9,300     452,794
                                             -----------
                                               5,202,700
                                             -----------
SOFTWARE--5.0%
 Autodesk Inc.                        16,600     715,875
 Compuware Corporation (a)            37,600   1,856,500
 Microsoft Corporation (a)             9,400     841,300
                                             -----------
                                               3,413,675
                                             -----------
STEEL--1.0%
 USX--U.S. Steel Group                18,100     683,275
                                             -----------

                                  Shares    Value
TELEPHONE--7.0%
 AT & T Corporation               18,400 $ 1,207,500
 Ameritech Corporation            16,200     800,888
 Bell Atlantic Corporation         8,500     871,250
 GTE Corporation                  13,100     784,362
 U.S. West Inc.                   20,000   1,095,000
                                         -----------
                                           4,759,000
                                         -----------
TOBACCO--1.2%
 Philip Morris Companies Inc.      2,200      91,712
 RJR Nabisco Holdings Corporation  3,000      93,938
 UST Inc.                         12,200     393,450
 Universal Corporation VA          5,800     255,563
                                         -----------
                                             834,663
                                         -----------
 TOTAL COMMON STOCK
  (Cost $46,710,340) (b)                 $68,304,612
                                         ===========

(a) Non-income producing security.
(b) At March 31, 1998, the unrealized appreciation of investments based on ag-gregate cost for federal tax purposes of $46,710,340 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $21,812,823
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value             (218,551)
                                                                -----------
   Net unrealized appreciation                                  $21,594,272
                                                                ===========

  The accompanying notes are an integral part of these financial statements.
-------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMMON STOCK--97.4%
                                               Shares     Value
ARGENTINA--1.7%
 Perez Companc SA, Class B (d)                  11,968 $   162,075
 Telefonica De Argentina SA, Class B (d)         2,700     102,769
 YPF Sociedad Anonima, Class D (d)               9,100     309,400
                                                       -----------
                                                           574,244
                                                       -----------
AUSTRALIA--0.4%
 Westpac Banking Corporation (f)                20,500     137,588
                                                       -----------
AUSTRIA--1.1%
 Austria Mikros System                              20       1,264
 Mayr Melnhof Karto                              5,450     376,986
                                                       -----------
                                                           378,250
                                                       -----------
BELGIUM--0.5%
 Electrabel (f)                                    625     159,240
                                                       -----------
BRAZIL--1.3%
 Aracruz Celulose SA (d)                         4,550      68,250
 Centrais Eletricas Brasileiras (d)              2,900      67,587
 Companhia Cerveja Ria Brahma                    4,400      68,200
 Companhia Siderurgica Nacional (d)              2,100      62,240
 Petrobras Distribuidora                         3,000      26,438
 Telecomunicacoes Brasileiras (d)                1,240     160,968
                                                       -----------
                                                           453,683
                                                       -----------
CHILE--1.3%
 Chilectra SA (d)                                1,250      33,720
 Compania Cervecerias Unidas SA (d)              1,600      48,400
 Compania De Telecom De Chile (d)                3,100      85,444
 Embotelladora Andina SA, Class A (d)            1,000      23,000
 Embotelladora Andina SA, Class B (d)            1,000      20,000
 Empresa Nacional De Electricia (d)              4,100      78,925
 Enersis SA (d)                                  2,400      75,750
 Sociedad Quimica Minera De Chile, Class B (d)     600      26,400
 Vina Concha Y Toro SA (d)                       1,200      39,300
                                                       -----------
                                                           430,939
                                                       -----------
CHINA--0.8%
 Guangshen Railway Ltd. (d)                      7,400      87,875
 Jilin Chemical Industrial Ltd., Class H (d)     7,200      85,950
 Shanghai Chlor-Alkali Chem Ltd. (d)            41,900      73,325
 Shanghai Petrochemical Corporation              1,800      27,788
                                                       -----------
                                                           274,938
                                                       -----------
DENMARK--1.6%
 Bang & Olufsen Holding, Class B                   600      37,873
 Novo-Nordisk AS, Class B (f)                    2,950     502,142
                                                       -----------
                                                           540,015
                                                       -----------
FINLAND--6.8%
 Kesko OYJ                                      17,700     286,974
 Metra OYJ ABP, Class B                          2,300      56,141
 Nokia (AB) OY, Class K                          8,500     914,408
 Stockmann AB (OY), Class B                        600      48,426
 Upm-Kymmene OY                                 39,000     993,639
                                                       -----------
                                                         2,299,588
                                                       -----------

                                          Shares     Value
FRANCE--5.6%
 AXA-UAP                                    3,250 $   334,657
 Compagnie Financiere De Paribas, Class A   2,700     273,229
 Elf Aquitaine                              8,400   1,100,857
 Promodes                                     350     168,281
                                                  -----------
                                                    1,877,024
                                                  -----------
GERMANY--2.5%
 Bayerische Hypoth-Und Wechel Bank (f)     12,710     694,122
 Bayerische Vereinsbank AG (f)              2,200     160,593
                                                  -----------
                                                      854,715
                                                  -----------
HONG KONG--4.7%
 Kumagai Gumi Hong Kong                   336,000     213,569
 New World Development Company             51,000     180,020
 Shangri-La Asia Ltd.                     164,000     140,753
 Swire Pacific, Class A                    24,000     126,996
 Wharf (Holdings)                         473,000     927,894
                                                  -----------
                                                    1,589,232
                                                  -----------
INDIA--1.2%
 Bajaj Auto (e)                             3,300      60,555
 Grasim Industries (e)                      2,700      20,588
 Grasim Industries Ltd. (b) (e)             4,100      31,263
 Gujarat Ambuja Cements (e)                11,200      72,800
 Hindalco Industries Ltd. (b) (e)           2,600      44,122
 Indian Hotels Company Ltd. (e)             3,800      63,650
 Reliance Industries (e)                    9,600      79,200
 Steel Authority of India (e)               4,500      17,096
 Tata Engineering & Locomotive (e)          4,100      30,416
                                                  -----------
                                                      419,690
                                                  -----------
IRELAND--7.2%
 Allied Irish Banks                         7,600      93,252
 CRH                                       65,300     981,354
 Irish Life                                47,700     435,557
 Kerry Group, Class A                      69,300     922,820
                                                  -----------
                                                    2,432,983
                                                  -----------
ITALY--2.9%
 Burgo (Cartiere) Spa (f)                  68,600     609,636
 Sirti Spa (f)                             52,200     358,228
                                                  -----------
                                                      967,864
                                                  -----------
JAPAN--12.8%
 Casio Computer Company (f)                58,000     500,169
 Chichibu Onoda Cement (f)                214,000     378,718
 Chugai Pharmaceutical Company             97,000     632,822
 Fujitsu (f)                               24,000     250,159
 Hitachi                                   49,000     356,417
 Kansai Electric Power (f)                  7,000     117,581
 Mitsubishi Chemical (f)                   86,000     157,999
 Mitsubishi Corporation                    45,000     367,815
 Nippon Oil Company (f)                    43,000     150,583
 Osaka Gas Company                         55,000     120,843
 Sekisui House                             31,000     253,384
 Tokio Marine & Fire Insurance             16,000     178,771
 Tokyo Electric Power                      29,000     548,011
 Toyobo Company (f)                       149,000     224,581
 Yokogawa Electric                         17,000     101,728
                                                  -----------
                                                    4,339,581
                                                  -----------

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------

COMMON STOCK--Continued

                                                            Shares     Value
MALAYSIA--3.7%
 Golden Hope Plantations                                    148,000 $   187,033
 Malaysia International Shipping                            451,000     867,308
 Perusahaan Otomobil Nasional                               107,000     186,662
                                                                    -----------
                                                                      1,241,003
                                                                    -----------
MEXICO--2.0%
 Kimberly Clark De Mexico SA, Class A (d)                    12,200     315,104
 Telefonos De Mexico SA, Class L (d)                          4,900     276,238
 Vitro Sociedad Anonima (d)                                   7,400      88,800
                                                                    -----------
                                                                        680,142
                                                                    -----------
NETHERLANDS--6.1%
 Getronics NV                                                 3,550     152,408
 ING Groep NV                                                 3,800     215,638
 KLM                                                         22,250     890,128
 Koninklijke Hoogovens NV                                     5,250     253,849
 Kon PTT Nederland                                            6,050     313,426
 Philips Electronic                                           1,900     139,445
 Unilever NV                                                  1,600     107,910
                                                                    -----------
                                                                      2,072,804
                                                                    -----------
NEW ZEALAND--2.1%
 Fletcher Challenge Ltd.                                    201,500     694,078
                                                                    -----------
NORWAY--3.1%
 NCL Holdings AS (a)                                        160,480     728,278
 Norske Skogsindust, Class A                                  9,710     312,022
                                                                    -----------
                                                                      1,040,300
                                                                    -----------
PORTUGAL--2.7%
 Banco Comercial Portugues SA (with rights exp. 4/7/98) (d)   3,362      54,422
 Banco Comercial Portugues (d)                               17,000     545,063
 Portugal Telecom SA (d)                                      6,000     314,625
                                                                    -----------
                                                                        914,110
                                                                    -----------
SINGAPORE--0.2%
 Creative Technology (a)                                      3,000      66,130
                                                                    -----------
SOUTH AFRICA--1.0%
 Anglo American Corporation of South Africa Ltd. (d)          2,400     110,100
 Billiton (d)                                                17,700      53,100
 C.G. Smith Ltd. (d)                                         13,500      62,438
 Gencor Ltd. (d)                                              3,540       6,195
 Iscor Ltd. (d)                                               4,600      12,689
 Malbak Ltd. (d)                                             36,800      29,900
 Sasol Ltd. (d)                                               6,800      55,250
                                                                    -----------
                                                                        329,672
                                                                    -----------
SPAIN--2.3%
 Banco Santander SA                                             800      39,843
 Iberdrola SA                                                48,477     736,348
                                                                    -----------
                                                                        776,191
                                                                    -----------
SWEDEN--2.8%
 Skandia Foersaekrings AB                                    14,620     952,783
                                                                    -----------

                                Shares     Value
SWITZERLAND--8.3%
 Holderbank Financiere Glaris       280 $   293,867
 Sairgroup                          495     691,279
 Schweiz-Ruckversicherungs          180     395,421
 Schweizerische Bankgesellschaf     875   1,429,157
                                        -----------
                                          2,809,724
                                        -----------
TURKEY--0.8%
 Erciyas Biracilik, Class A (e)  30,800      87,780
 Tofas Otomobil Fab (e)         420,600      92,532
 Turkiye Garanti Bankasi AS (e)  25,854     102,123
                                        -----------
                                            282,435
                                        -----------
UNITED KINGDOM--9.9%
 Abbey National                   9,400     181,496
 Anglian Water                   68,000   1,064,706
 Barclays                        19,900     596,174
 British Petroleum                8,900     128,099
 British Telecommunications      32,500     352,941
 HSBC Holdings                   12,300     374,668
 Royal Bank of Scotland Group     6,600     102,344
 United Utilities                37,848     562,497
                                        -----------
                                          3,362,925
                                        -----------
 TOTAL COMMON STOCK
  (Cost $28,440,868)                    $32,951,871
                                        ===========
PREFERRED STOCK--0.1%
BRAZIL--0.1%
 Companhia Vale Do Rio Doce (d)   1,900      45,284
                                        -----------
 TOTAL PREFERRED STOCK
  (Cost $44,413)                        $    45,284
                                        ===========

--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--2.5%
                                                            Par
                                                           Value      Value
 State Street Repo 4.25%, 4/1/98 (Cost $837,000) (Dated
  3/31/98), Collateralized by $835,000 U.S. Treasury Bond
  5.875%, 4/30/98, Market Value $855,593, Repurchase
  Proceeds $837,099.                                      $837,000 $   837,000
                                                                   -----------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $837,000)                                                  $   837,000
                                                                   ===========
 TOTAL INVESTMENTS--100%
  (Cost $29,322,281) (c)                                           $33,834,155
                                                                   ===========

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. (Note 2)
(c) At March 31, 1998, the unrealized appreciation of investments based on ag-gregate cost for federal tax purposes of $29,733,476 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $ 7,194,719
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (3,094,040)
                                                                -----------
   Net unrealized appreciation                                  $ 4,100,679
                                                                ===========

(d) ADR--American Depository Receipts
(e) GDR--Global Depository Receipts
(f) A portion of security is on loan at 3/31/98 (Note 6).

SECTOR ALLOCATIONS (AS A
PERCENTAGE OF TOTAL COMMON
AND PREFERRED STOCK)
---------------------------------
Basic Industries            12.6%
Capital Goods                1.4%
Consumer Basics              9.5%
Consumer Durable Goods       1.5%
Consumer Non-Durable Goods   4.8%
Consumer Services            7.6%
Energy                       5.9%
Finance                     22.1%
General Business             6.8%
Miscellaneous                4.2%
Shelter                      7.5%
Technology                   4.6%
Transportation               2.9%
Utilities                    8.6%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMMON STOCK--89.1%

                                                   Shares      Value
ARGENTINA--7.7%
 Astra Cia Argentina                                 71,970 $   136,757
 Banco Frances Rio Plata (a)                         14,000     140,014
 Central Puerto SA, Class B (a)                      20,000      63,206
 Irsa Inversiones Y Representac                       5,000      18,902
 Ledesma Agricola, Class B                           70,000      65,106
 Telefonica De Argentina, Class B                    46,000     175,738
 Transport Gas Sur, Class B                          14,000      32,553
 YPF SA, Class D                                      4,600     155,956
                                                            -----------
                                                                788,232
                                                            -----------
BRAZIL--2.9%
 Centrais Electrobras                             3,030,000     140,695
 Cia Paulista De Force E Luz (rights exp. 4/7/98)       239           0
 Compania Vale Do Rio Doce                              500      11,037
 Sider Nacional Cia                               2,383,000      70,604
 Souza Cruz (Cia)                                     2,300      19,175
 Telec Brasileiras--Telebras                        528,000      54,560
                                                            -----------
                                                                296,071
                                                            -----------
CHILE--6.0%
 Chilectra SA (d)                                     1,500      41,625
 Chilgener SA (a) (d)                                 1,900      45,719
 Compania Cervecerias Unidas SA (d)                   2,280      68,970
 Compania De Telecomunicaciones De Chile (d)          4,110     113,282
 Embotelladora Andina SA, Class A (d)                 1,500      34,500
 Embotelladora Andina SA, Class B (d)                 1,500      30,000
 Embotelladora Buenos Aires, Class B                     35       1,330
 Empresa Nacional De Electricid (d)                   5,630     108,377
 Enersis SA (d)                                       3,000      94,687
 Madeco SA (d)                                        2,880      49,860
 Maderas Y Sinteticos Sociedad (d)                    2,500      25,781
                                                            -----------
                                                                614,131
                                                            -----------
CHINA--5.1%
 China International Marine, Class B                 19,000      16,013
 Guangdon Electric, Class B                          42,800      23,200
 Guangshen Railway, Class H                         202,000      46,405
 Huaneng Power International Inc. (a) (d)             6,600     155,100
 Maanshan Iron & Steel, Class H                     163,400      16,660
 Qingling Motors, Class H                           119,300      55,429
 Shanghai Chlor-Alkali Chemical, Class B              4,350         748
 Shanghai Dazhong Taxi, Class B (a)                  12,000       8,496
 Shanghai Hai Xing Shipping, Class H (a)            402,000      88,719
 Shanghai Lujiazhui, Class B (a)                     32,320      19,392
 Shanghai Petrochemical Company, Class H            331,800      50,102
 Shanghai Tyre & Rubber, Class B                     32,000       7,360
 Tsingtao Brewery, Class H (a)                       45,900      10,663
 Yizheng Chemical Fibre, Class H                     96,000      15,735
                                                            -----------
                                                                514,022
                                                            -----------

                                                 Shares      Value
GREECE--8.7%
 Alpha Credit Bank                                  1,985 $   153,633
 Attica Enterprises                                 2,200      32,679
 Attica Enterprises (with rights exp. 4/30/98)      2,200       2,002
 Commercial Bank of Greece                          1,140      45,988
 Delta Dairy                                        1,830      20,602
 Ergo Bank                                          1,290      92,379
 Hellenic Bottling Company                          5,460     157,083
 Hellenic Sugar Industries                          3,072      15,274
 Heracles General Cement                            2,900      68,106
 Intracom                                             680      38,914
 Ionian Bank                                        1,040      21,904
 Naoussa Spinning Mills                             5,300      19,557
 National Bank of Greece (a)                          926     101,351
 Titan Cement Company                               1,600     116,880
                                                          -----------
                                                              886,352
                                                          -----------
HUNGARY--3.0%
 Magyar Olaj-Es Gazipare Resz                       3,700     113,443
 Matav Rt                                           8,000      49,319
 OTP Bank                                           2,000     101,732
 Pannonplast Muan Yagi Pari                         1,000      40,716
                                                          -----------
                                                              305,210
                                                          -----------
INDIA--5.3%
 Arvind Mills (a) (e)                               8,000      12,000
 Bombay Dyeing & Manufacturing (a) (e)              8,100      20,655
 Century Textiles (a) (e)                           6,000       9,600
 Croslands Research Labs Ltd. (a) (b) (e)           1,200      31,356
 Grasim Industries Ltd. (a) (b) (e)                 2,900      22,113
 Gujarat Ambuja Cements (e)                         4,300      27,950
 India Cements (e)                                 11,900      17,850
 Indian Hotels Ltd. (e)                             1,100      18,425
 Indian Rayon & Industries (a) (e)                  3,450      14,214
 Indo Gulf Fertilisers & Chemical (e)              38,200      28,650
 ITC Ltd. (e)                                       4,800     115,920
 Larsen & Toubro (e)                                3,000      39,375
 Mahindra & Mahindra (e)                            3,000      24,360
 Reliance Industries (a) (e)                        7,600      62,700
 Southern Petrochemical Industries (b) (e)         10,100      45,955
 Tata Engineering & Locomotive (e)                  4,000      29,674
 United Phosphorus (e)                              4,800      14,688
                                                          -----------
                                                              535,485
                                                          -----------
MALAYSIA--3.7%
 Golden Hope Plantations                           35,000      44,231
 Highlands & Lowlands                             100,000     113,187
 Malaysia International Shipping                   35,000      62,500
 Pan-Malaysia Cement Works                        150,000      53,983
 Tenaga Nasional                                   40,000     101,099
                                                          -----------
                                                              375,000
                                                          -----------

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE EMERGING MARKETS FUND--CONTINUED
--------------------------------------------------------------------------------
COMMON STOCK--Continued

                                                         Shares      Value
MEXICO--9.3%
 Alfa SA, Class A                                           6,915 $    38,967
 Cemex SA, Class A                                          7,300      32,566
 Cemex SA, Class B                                          7,000      37,802
 Cifra SA De Cv, Class V                                   57,388     104,967
 El Puerto De Liverpool, Class C                              200         319
 Empresas La Modern, Class A (a)                           15,300      75,710
 Fomento Economico Mexico, Class B                         14,500     105,371
 Grupo Industrial Bimbo, Class A                           16,000      42,451
 Grupo Mexico, Class B                                      7,800      25,457
 Grupo Televisa SA (a)                                      2,100      38,632
 Kimberly Clark De Mexico, Class B                          5,000      23,949
 Telefonos De Mexico, Class L                              98,400     278,403
 Tubos De Acero De Mexico (a)                               2,100      39,076
 Vitro SA                                                  26,000     103,628
                                                                  -----------
                                                                      947,298
                                                                  -----------
PERU--5.8%
 Cementos Lima                                              2,879      56,381
 Cervs Peruanas Backus & Johnston, Class T                 51,257      37,779
 Cervs Peruanas Backus & Johnston, Class A                  5,724      50,952
 Credicorp Ltd.                                             5,520      89,007
 Minas Buenaventura, Class B                                7,805      64,474
 Pacifico Peru-Suiz                                             2          18
 Southern Peru Copper Corporation                           1,261      19,073
 Telefonica Del Peru, Class B                             125,600     268,776
                                                                  -----------
                                                                      586,460
                                                                  -----------
PHILIPPINES--1.7%
 Manila Electric Company, Class B                          22,000      71,979
 Petron Corporation                                       200,001      31,662
 Philippine Long Distance                                   2,400      66,807
 Philippine National Bank                                     975       2,392
                                                                  -----------
                                                                      172,840
                                                                  -----------
PORTUGAL--10.3%
 Banco Commercial Portugues (with rights exp. 4/20/98)      6,600     213,094
 Banco Espir Santo                                          3,500     161,699
 BPI Soc Gestora                                            1,700      65,390
 Cimpor Cimentos De Portugal                                2,000      70,477
 Jeronimo Martins SGPS                                      2,496     102,663
 Modelo Contin SGPS                                         1,300     101,559
 Portugal Telecom                                           3,328     173,099
 Sonae Investimentos                                        2,400     112,970
 Soporcel                                                   1,000      44,616
                                                                  -----------
                                                                    1,045,567
                                                                  -----------
SOUTH AFRICA--4.8%
 Adcock Ingram                                     948 $     3,763
 Anglo American Corporation of South Africa      2,500     114,507
 Billiton                                       20,400      54,654
 De Beers Centenary                              4,300      93,697
 Gencor                                          4,080       8,340
 Liberty Life Association of Africa              2,700      91,090
 Metro Cash and Carry                            7,284       6,939
 Millennium Entertainment                        1,512       1,740
 Polifin Limited                                   600         863
 Premier Group                                  12,000       1,738
 Sasol                                           7,700      62,346
 South Africa Breweries                          1,800      53,368
                                                       -----------
                                                           493,045
                                                       -----------
TAIWAN--8.9%
 MSCI Taiwan Index Series (b) (f)                6,700     900,547
                                                       -----------
THAILAND--0.0%
 One Holding (warrants exp. 10/11/01)            7,940           0
 Prime Finance and Securities                  131,400           0
                                                       -----------
                                                                 0
                                                       -----------
TURKEY--5.9%
 Akbank                                        930,042      67,920
 Dogan Holding (a)                           2,031,750      73,561
 Ford Otomotiv San                              40,000      24,686
 KOC Holding                                   321,000      50,847
 Konya Cimento                               1,524,000      20,692
 Sifas (a)                                   2,214,000      44,179
 T Garanti Bankasi                           1,441,998      56,955
 Turkiye Is Bankasi                          1,900,000     203,246
 Turk Hava Yollari (a)                         214,000      12,767
 Vestel Electronic Sanayi Ve T                 592,000      46,278
                                                       -----------
                                                           601,131
                                                       -----------
 TOTAL COMMON STOCK
  (Cost $7,933,462)                                    $ 9,061,391
                                                       ===========
PREFERRED STOCK--5.9%
BRAZIL--5.9%
 Banco Bradesco SA                             109,635       1,133
 Banco Est Sao Paulo                           850,000      56,811
 Banco Itau SA                                 239,000     153,434
 Belgo-Mineira                               1,600,000      96,034
 Bombril Cirio SA                            5,000,000      28,142
 Cemig Cia Energetica Minas Gerais             720,500      34,976
 Compania Vale Do Rio Doce                       1,648      39,566
 Centrais Electrobras                          380,000      18,781
 Fosfatados Fertilizantes                   11,700,000      52,681
 Telec Brasileiras--Telebras                   825,000     108,612
 Usiminas                                        1,632      13,204
                                                       -----------
                                                           603,374
                                                       -----------
 TOTAL PREFERRED STOCK
  (Cost $451,297)
                                                       $   603,374
                                                       ===========

--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

PORTFOLIO OF INVESTMENTS March 31, 1998
QUANTITATIVE EMERGING MARKETS FUND--CONTINUED
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--5.0%
                                                            Par
                                                           Value      Value
 State Street Repo 4.25%, 4/1/98, (Cost $512,000) (Dated
  3/31/98), Collateralized by $510,000 U.S. Treasury Bond
  5.875%, 4/30/98, Market Value $522,578, Repurchase
  Proceeds $512,060.                                      $512,000 $   512,000
                                                                   -----------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $512,000)                                                  $   512,000
                                                                   ===========
 TOTAL INVESTMENTS--100%
  (Cost $8,896,759) (c)                                            $10,176,765
                                                                   ===========

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. (Note 2)
(c) At March 31, 1998, the unrealized appreciation of investments based on ag-gregate cost for federal tax purposes of $8,994,014 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $ 2,189,273
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (1,006,522)
                                                                -----------
   Net unrealized appreciation                                  $ 1,182,751
                                                                ===========

(d) ADR--American Depository Receipts
(e) GDR--Global Depository Receipts
(f) OPAL, Rule 144A stock, issued by Morgan Stanley Capital (Delaware) LLC. An OPAL represents an optimised portfolio of securities designed to track the performance of a specific benchmark index in a single trade. Emerging Mar-kets has the contractual right to exchange the OPAL for the underlying se-curities, which may not be restricted securities, at any time.

SECTOR ALLOCATIONS (AS A PERCENTAGE OF TOTAL COMMON
AND PREFERRED STOCK)
----------------------------------------------------------------------------
Basic Industries                                                       12.6%
Capital Goods                                                           4.4%
Consumer Basics                                                         6.2%
Consumer Durable Goods                                                  1.3%
Consumer Non-Durable Goods                                              3.9%
Consumer Services                                                       0.3%
Energy                                                                  6.5%
Finance                                                                20.4%
General Business                                                        3.9%
Miscellaneous                                                          15.1%
Shelter                                                                 3.5%
Technology                                                              1.1%
Transportation                                                          2.5%
Utilities                                                              18.3%
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES March 31, 1998

                                                   Growth and  International  Emerging
                           Small Cap     Mid Cap     Income       Equity       Markets
ASSETS :
Investments at value
(Note 2)
 See accompanying
 schedules                $72,083,715  $16,744,728 $68,304,612  $33,834,155  $10,176,765
Foreign currency at
value (Cost $ 4,858 for
International Equity and
$ 391,231 for Emerging
Markets) (Note 2)                 --           --          --         4,877      384,884
Cash                              --         1,242   1,801,067        1,406      405,544
Collateral for
securities loaned at
value (Note 6)                    --           --          --     4,198,112          --
Dividends, interest and
foreign tax reclaims
receivable                     81,575        3,822      81,321      161,213       13,092
Receivable for
investments sold            2,531,996          --          --           --           --
Receivable for shares of
beneficial interest sold          --           111      50,103          435          --
Other assets                   21,249        2,913      14,348        8,895        3,163
                          -----------  ----------- -----------  -----------  -----------
 Total assets              74,718,535   16,752,816  70,251,451   38,209,093   10,983,448
                          -----------  ----------- -----------  -----------  -----------
LIABILITIES :
Collateral for
securities loaned (Note
6)                                --           --          --     4,198,112          --
Due to custodian              740,312          --          --           --           --
Payable for investments
purchased                     668,060      394,796         --           --       690,782
Payable for shares of
beneficial interest
repurchased                    12,840          --          --         3,811          --
Payable for compensation
of Manager (Note 3)            61,117       17,678      43,806       28,001        6,788
Payable for distribution
fees (Note 3)                  27,875        7,557      27,703       13,267        3,825
Payable to custodian            6,332        3,581       3,598       11,617       15,359
Payable to transfer
agent (Note 3)                 10,032        1,565      10,023        4,964        1,713
Other accrued expenses         29,953       20,550      46,005       39,239       22,331
                          -----------  ----------- -----------  -----------  -----------
 Total liabilities          1,556,521      445,727     131,135    4,299,011      740,798
                          -----------  ----------- -----------  -----------  -----------
NET ASSETS                $73,162,014  $16,307,089 $70,120,316  $33,910,082  $10,242,650
                          -----------  ----------- -----------  -----------  -----------
NET ASSETS CONSIST OF :
Shares of beneficial
interest                  $61,294,469  $12,958,183 $43,087,490  $29,841,039  $11,482,684
Undistributed net
investment income (loss)          947          --        5,642     (292,161)     (68,100)
Accumulated net realized
gain (loss) on
investments and foreign
denominated assets,
liabilities and currency     (400,261)     372,811   5,432,912     (147,411)  (2,453,704)
Unrealized appreciation
of investments and
foreign denominated
assets, liabilities and
currency                   12,266,859    2,976,095  21,594,272    4,508,615    1,281,770
                          -----------  ----------- -----------  -----------  -----------
                          $73,162,014  $16,307,089 $70,120,316  $33,910,082  $10,242,650
                          -----------  ----------- -----------  -----------  -----------
Investment securities,
at cost                   $59,816,856  $13,768,633 $46,710,340  $29,322,281  $ 8,896,759
                          -----------  ----------- -----------  -----------  -----------
NET ASSETS
 Ordinary Shares          $66,876,268  $15,484,375 $66,396,761  $32,182,491  $ 9,240,896
                          -----------  ----------- -----------  -----------  -----------
 Institutional Shares     $ 6,285,746  $   822,714 $ 3,723,555  $ 1,727,591  $ 1,001,754
                          -----------  ----------- -----------  -----------  -----------
Shares of beneficial
interest outstanding
(Unlimited number of
shares authorized)
 Ordinary Shares            3,757,939      964,744   3,184,634    2,688,423    1,200,611
                          -----------  ----------- -----------  -----------  -----------
 Institutional Shares         341,631       50,661     178,632      144,589      129,054
                          -----------  ----------- -----------  -----------  -----------
Net asset value and
offering price per
share*
 Ordinary Shares          $     17.80  $     16.05 $     20.85  $     11.97  $      7.70
                          -----------  ----------- -----------  -----------  -----------
 Institutional Shares     $     18.40  $     16.24 $     20.84  $     11.95  $      7.76
                          -----------  ----------- -----------  -----------  -----------

* A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemp-tions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Year Ended March 31, 1998

                                                   Growth and   International  Emerging
                           Small Cap    Mid Cap      Income        Equity       Markets
INVESTMENT INCOME:
 Dividends*               $   330,963  $  109,716  $   933,347   $  827,462   $   220,734
 Interest                      68,968      19,230          --        21,756        13,007
                          -----------  ----------  -----------   ----------   -----------
Total investment income       399,931     128,946      933,347      849,218       233,741
                          -----------  ----------  -----------   ----------   -----------
EXPENSES:
 Compensation of Manager
 (Note 3)                     712,299     122,800      425,583      311,008        86,261
 Distribution fees, Or-
 dinary Shares (Note 3)       320,707      29,183      273,177      147,117        48,237
 Custodian fees                65,338      45,025       50,320       98,890       110,850
 Transfer agent fees
 (Note 3):
 Ordinary Shares               94,444      17,050       79,932       43,182        14,216
 Institutional Shares          10,651         879        3,062        2,468         1,675
 Audit and legal               63,514      10,607       49,977       27,883         9,703
 Registration fees             31,703       5,185       24,465       13,792         4,853
 Amortization of organi-
 zational expenses (Note
 2)                             2,952         --           --           --            --
 Insurance                     20,556       3,408       16,065        8,996         3,143
 Compensation of Trust-
 ees (Note 3)                  12,158       2,015        9,490        5,311         1,855
 Printing                      14,516       2,466       11,607        6,421         2,214
 Miscellaneous                 14,253       2,586       10,399        6,144         2,421
                          -----------  ----------  -----------   ----------   -----------
 Total expenses before
 waivers and/or reim-
 bursements, and reduc-
 tions                      1,363,091     241,204      954,077      671,212       285,428
 Waivers and/or reim-
 bursements of expenses
 (Note 3)                     (40,002)    (48,918)         --          (351)          --
 Fees reduced by credits
 allowed by Custodian
 (Note 3)                      (7,665)        --       (27,480)     (25,878)      (12,960)
                          -----------  ----------  -----------   ----------   -----------
EXPENSES, NET               1,315,424     192,286      926,597      644,983       272,468
                          -----------  ----------  -----------   ----------   -----------
 Net investment income
 (loss)                      (915,493)    (63,340)       6,750      204,235       (38,727)
                          -----------  ----------  -----------   ----------   -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY AND FOREIGN
TRANSLATION:
 Net realized gain
 (loss) (Note 2) on:
 Investments                2,413,066   2,419,921    8,944,446      323,673    (2,126,425)
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --           --      (103,015)       37,072
 Written options                  --          --       (80,117)         --            --
 Change in unrealized
 appreciation (deprecia-
 tion) of:
 Investments               20,992,077   2,234,749   14,011,197    3,309,438       188,966
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --           --         3,956         1,895
                          -----------  ----------  -----------   ----------   -----------
 Net realized and
 unrealized gain (loss)    23,405,143   4,654,670   22,875,526    3,534,052    (1,898,492)
                          -----------  ----------  -----------   ----------   -----------
 Net increase (decrease)
 in net assets resulting
 from operations          $22,489,650  $4,591,330  $22,882,276   $3,738,287   $(1,937,219)
                          -----------  ----------  -----------   ----------   -----------

*Dividends are net of foreign withholding taxes of $113,911 for International
 Equity, and $14,795 for Emerging Markets.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                   Small Cap                      Mid Cap                  Growth and Income
                           Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                         March 31, 1998 March 31, 1997 March 31, 1998 March 31, 1997 March 31, 1998 March 31, 1997
INCREASE (DECREASE) IN
NET ASSETS :
Operations :
 Net investment income
 (loss)                   $   (915,493)  $    693,843   $   (63,340)   $    63,377    $     6,750    $   232,397
 Net realized gain
 (loss) on investments,
 foreign denominated
 assets, liabilities,
 currency and written
 options                     2,413,066     21,319,089     2,419,921      1,308,543      8,864,329      4,161,193
 Distributions of
 realized gains from
 other investment
 companies                         --             --            --             --             --             --
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                   20,992,077    (16,690,396)    2,234,749        124,901     14,011,197      2,948,570
                          ------------   ------------   -----------    -----------    -----------    -----------
 Net increase (decrease)
 in net assets resulting
 from operations            22,489,650      5,322,536     4,591,330      1,496,821     22,882,276      7,342,160
Distributions to
shareholders from :
 Net investment income
 Ordinary Shares             (573,716)            --            --         (71,413)      (124,594)      (259,327)
 Institutional Shares        (122,203)            --            --            (616)       (16,181)       (23,323)
 Distributions in excess
 of net investment
 income
 Ordinary Shares                   --             --            --             --             --             --
 Institutional Shares              --             --            --             --             --             --
 Net realized gains
 Ordinary Shares            (8,534,419)   (17,582,327)   (2,319,745)    (1,007,841)    (5,343,691)    (4,775,270)
 Institutional Shares         (868,942)    (7,604,417)     (120,011)       (37,397)      (185,893)      (235,639)
 Distributions in excess
 of net realized gains
 Ordinary Shares                   --             --            --             --             --             --
 Institutional Shares              --             --            --             --             --             --
 Return of capital
 Ordinary Shares               (99,481)           --            --             --             --             --
 Institutional Shares          (10,129)           --            --             --             --             --
                          ------------   ------------   -----------    -----------    -----------    -----------
                           (10,208,890)   (25,186,744)   (2,439,756)    (1,117,267)    (5,670,359)    (5,293,559)
                          ------------   ------------   -----------    -----------    -----------    -----------
Fund share transactions
(Note 11)                   (5,460,907)   (28,214,437)    5,061,374     (1,931,229)     8,109,863       (491,446)
                          ------------   ------------   -----------    -----------    -----------    -----------
Increase (decrease) in
net assets                   6,819,853    (48,078,645)    7,212,948     (1,551,675)    25,321,780      1,557,155
Net assets beginning of
year                        66,342,161    114,420,806     9,094,141     10,645,816     44,798,536     43,241,381
                          ------------   ------------   -----------    -----------    -----------    -----------
Net assets end of year
(*)                       $ 73,162,014   $ 66,342,161   $16,307,089    $ 9,094,141    $70,120,316    $44,798,536
                          ============   ============   ===========    ===========    ===========    ===========
(*) Includes
undistributed
(overdistributed) net
investment income of      $        947        693,843   $       --     $    12,716    $     5,642    $   139,667

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                               International Equity                   Emerging Markets
                            Year ended         Year ended         Year ended     Year ended
                          March 31, 1998     March 31, 1997     March 31, 1998 March 31, 1997
INCREASE (DECREASE) IN
NET ASSETS :
Operations :
 Net investment income
 (loss)                    $       204,235    $        33,211    $   (38,727)   $   (39,785)
 Net realized gain
 (loss) on investments,
 foreign denominated as-
 sets, liabilities, cur-
 rency and written op-
 tions                             220,658          1,835,136     (2,089,353)      (128,993)
 Distributions of real-
 ized gains from other
 investment companies                  --              47,975            --             --
 Unrealized appreciation
 (depreciation) of in-
 vestments and foreign
 denominated assets, li-
 abilities and currency          3,313,394           (844,329)       190,861      1,119,489
                           ---------------    ---------------    -----------    -----------
 Net increase (decrease)
 in net assets resulting
 from operations                 3,738,287          1,071,993     (1,937,219)       950,711
Distributions to share-
holders from :
 Net investment income
 Ordinary Shares                  (284,663)          (194,106)           --             --
 Institutional Shares              (28,084)           (12,144)           --          (2,825)
 Distributions in excess
 of net investment in-
 come
 Ordinary Shares                  (157,497)               --             --             --
 Institutional Shares              (15,539)               --             --             --
 Net realized gains
 Ordinary Shares                  (565,604)               --             --             --
 Institutional Shares              (30,405)               --             --             --
 Distributions in excess
 of net realized gains
 Ordinary Shares                  (118,443)               --             --             --
 Institutional Shares               (6,367)               --             --             --
 Return of capital
 Ordinary Shares                       --                 --             --             --
 Institutional Shares                  --                 --             --             --
                           ---------------    ---------------    -----------    -----------
                                (1,206,602)          (206,250)           --          (2,825)
                           ---------------    ---------------    -----------    -----------
Fund share transactions
(Note 11)                        2,208,378           (338,691)       916,061      2,579,464
                           ---------------    ---------------    -----------    -----------
Increase (decrease) in
net assets                       4,740,063            527,052     (1,021,158)     3,527,350
Net assets beginning of
year                            29,170,019         28,642,967     11,263,808      7,736,458
                           ---------------    ---------------    -----------    -----------
Net assets end of year
(*)                        $    33,910,082    $    29,170,019    $10,242,650    $11,263,808
                           ===============    ===============    ===========    ===========
(*) Includes undistrib-
uted (overdistributed)
net investment income of   $      (292,161)   $       445,299    $   (68,100)   $  (101,346)

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                        Income from
                                  Investment Operations
                  Net Asset                  Net Realized
                  Value at     Net          and Unrealized Total from
                  Beginning Investment       Gain (Loss)   Investment
                  of Period   Income        on Securities  Operations
SMALL CAP
ORDINARY SHARES
Year Ended March
31, 1994           $14.12     (0.09)             2.57         2.48
Year Ended March
31, 1995 (f)       $15.33     (0.20)             1.67         1.47
Year Ended March
31, 1996 (f)       $15.81     (0.21)(a)          5.54         5.33
Year Ended March
31, 1997 (f)       $18.91      0.16 (a)(h)       0.77         0.93
Year Ended March
31, 1998 (f)       $15.04     (0.23)(a)          5.60         5.37
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994           $14.15     (0.05)             2.63         2.58
Year Ended March
31, 1995 (f)       $15.46     (0.13)             1.71         1.58
Year Ended March
31, 1996 (f)       $16.05     (0.12)(a)          5.63         5.51
Year Ended March
31, 1997 (f)       $19.33      0.08 (a)(h)       0.94         1.02
Year Ended March
31, 1998 (f)       $15.55     (0.15)(a)          5.79         5.64
MID CAP
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995 (f)           $10.00      0.05 (a)          0.07         0.12
Year Ended March
31, 1996 (f)       $10.12      0.06 (a)          3.27         3.33
Year Ended March
31, 1997 (f)       $13.20      0.09 (a)          2.29         2.38
Year Ended March
31, 1998 (f)       $13.44     (0.08)(a)          6.06         5.98
INSTITUTIONAL
SHARES
April 17, 1995**
to March 31,
1996 (f)           $10.27      0.10 (a)          3.09         3.19
Year Ended March
31, 1997 (f)       $13.20      0.11 (a)          2.27         2.38
Year Ended March
31, 1998 (f)       $13.55     (0.06)(a)          6.12         6.06
GROWTH AND
INCOME
ORDINARY SHARES
Year Ended March
31, 1994           $17.27      0.18              0.21         0.39
Year Ended March
31, 1995 (f)       $13.86      0.14              1.44         1.58
Year Ended March
31, 1996 (f)       $13.72      0.12 (a)          2.89         3.01
Year Ended March
31, 1997 (f)       $14.57      0.08 (a)          2.53         2.61
Year Ended March
31, 1998 (f)       $15.22      0.00              7.61         7.61
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994           $17.28      0.28              0.19         0.47
Year Ended March
31, 1995 (f)       $13.86      0.21              1.44         1.65
Year Ended March
31, 1996 (f)       $13.72      0.20 (a)          2.89         3.09
Year Ended March
31, 1997 (f)       $14.58      0.15 (a)          2.55         2.70
Year Ended March
31, 1998 (f)       $15.24      0.10              7.60         7.70
                                            Distributions
                              Dividends
                  Dividends  in excess of Distributions Distributions                                   Net Assets
                   from Net      Net          from      in excess of                Net Asset             End of
                  Investment  Investment    Realized      Realized        Total     Value End   Total     Period
                    Income      Income    Capital Gains Capital Gains Distributions of Period Return(c)  (000's)
SMALL CAP
ORDINARY SHARES
Year Ended March
31, 1994              --         --           (1.27)         --           (1.27)     $15.33     17.80%   $40,852
Year Ended March
31, 1995 (f)          --         --           (0.99)         --           (0.99)     $15.81     10.24%   $53,920
Year Ended March
31, 1996 (f)          --         --           (2.23)         --           (2.23)     $18.91     34.25%   $71,618
Year Ended March
31, 1997 (f)          --         --           (4.80)         --           (4.80)     $15.04      1.72%   $57,135
Year Ended March
31, 1998 (f)        (0.16)       --           (2.45)(i)      --           (2.61)     $17.80     37.79%   $66,876
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994              --         --           (1.27)         --           (1.27)     $15.46     18.50%   $24,175
Year Ended March
31, 1995 (f)          --         --           (0.99)         --           (0.99)     $16.05     10.88%   $47,044
Year Ended March
31, 1996 (f)          --         --           (2.23)         --           (2.23)     $19.33     34.89%   $42,803
Year Ended March
31, 1997 (f)          --         --           (4.80)         --           (4.80)     $15.55      2.21%   $ 9,207
Year Ended March
31, 1998 (f)        (0.34)       --           (2.45)(i)      --           (2.79)     $18.40     38.44%   $ 6,286
MID CAP
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995 (f)              --         --             --           --             --       $10.12      1.20%   $   420
Year Ended March
31, 1996 (f)        (0.01)       --           (0.24)         --           (0.25)     $13.20     33.01%   $ 6,025
Year Ended March
31, 1997 (f)        (0.14)       --           (2.00)         --           (2.14)     $13.44     17.47%   $ 8,733
Year Ended March
31, 1998 (f)          --         --           (3.37)         --           (3.37)     $16.05     46.76%   $15,484
INSTITUTIONAL
SHARES
April 17, 1995**
to March 31,
1996 (f)            (0.02)       --           (0.24)         --           (0.26)     $13.20     31.12%   $ 4,621
Year Ended March
31, 1997 (f)        (0.03)       --           (2.00)         --           (2.03)     $13.55     17.51%   $   361
Year Ended March
31, 1998 (f)          --         --           (3.37)         --           (3.37)     $16.24     47.01%   $   823
GROWTH AND
INCOME
ORDINARY SHARES
Year Ended March
31, 1994            (0.16)       --           (3.64)         --           (3.80)     $13.86      1.51%   $36,510
Year Ended March
31, 1995 (f)        (0.16)       --           (1.56)         --           (1.72)     $13.72     12.71%   $37,048
Year Ended March
31, 1996 (f)        (0.13)       --           (2.03)         --           (2.16)     $14.57     22.17%   $41,353
Year Ended March
31, 1997 (f)        (0.10)       --           (1.86)         --           (1.96)     $15.22     17.97%   $43,266
Year Ended March
31, 1998 (f)        (0.05)       --           (1.93)         --           (1.98)     $20.85     51.52%   $66,397
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994            (0.25)       --           (3.64)         --           (3.89)     $13.86      1.99%   $ 3,990
Year Ended March
31, 1995 (f)        (0.23)       --           (1.56)         --           (1.79)     $13.72     13.29%   $ 1,975
Year Ended March
31, 1996 (f)        (0.20)       --           (2.03)         --           (2.23)     $14.58     22.75%   $ 1,888
Year Ended March
31, 1997 (f)        (0.18)       --           (1.86)         --           (2.04)     $15.24     18.62%   $ 1,532
Year Ended March
31, 1998 (f)        (0.17)       --           (1.93)         --           (2.10)     $20.84     52.18%   $ 3,724


                          Ratios and Supplemental Data
                   Ratio of    Ratio of Net
                  Operating     Investment
                   Expenses    Income Loss)                 Average
                  to Average    to Average    Portfolio    Commission
                  Net Assets    Net Assets    Turnover      Rate(g)
SMALL CAP
ORDINARY SHARES
Year Ended March
31, 1994             1.83%        (1.30)%      389.00%          --
Year Ended March
31, 1995 (f)         1.84%        (1.31)%      320.00%          --
Year Ended March
31, 1996 (f)         1.97%*       (1.17)%      324.00%          --
Year Ended March
31, 1997 (f)         1.97%*        0.90 %(h)   393.00%      $0.0305
Year Ended March
31, 1998 (f)         1.90%*       (1.33)%      135.00%      $0.0406
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994             1.23%        (0.70)%      389.00%          --
Year Ended March
31, 1995 (f)         1.36%        (0.82)%      320.00%          --
Year Ended March
31, 1996 (f)         1.47%*       (0.67)%      324.00%          --
Year Ended March
31, 1997 (f)         1.47%*        0.41 %(h)   393.00%      $0.0305
Year Ended March
31, 1998 (f)         1.41%*       (0.86)%      135.00%      $0.0406
MID CAP
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995 (f)              -- %         1.50 %(b)     0.00%(b)       --
Year Ended March
31, 1996 (f)         2.34%*        0.46 %      181.00%          --
Year Ended March
31, 1997 (f)         1.19%*        0.62 %      162.00%      $0.0492
Year Ended March
31, 1998 (f)         1.57%        (0.52)%      128.00%      $0.0466
INSTITUTIONAL
SHARES
April 17, 1995**
to March 31,
1996 (f)             2.02%(b)*     0.87 %(b)   181.00%          --
Year Ended March
31, 1997 (f)         1.44%*        0.77 %      162.00%      $0.0492
Year Ended March
31, 1998 (f)         1.40%        (0.35)%      128.00%      $0.0466
GROWTH AND
INCOME
ORDINARY SHARES
Year Ended March
31, 1994             1.72%         1.02 %      110.00%          --
Year Ended March
31, 1995 (f)         1.69%         1.01 %      121.00%          --
Year Ended March
31, 1996 (f)         1.73%*        0.81 %      152.00%          --
Year Ended March
31, 1997 (f)         1.73%*        0.50 %       98.00%      $0.0397
Year Ended March
31, 1998 (f)         1.69%*       (0.01)%       72.00%      $0.0368
INSTITUTIONAL
SHARES (D)
Year Ended March
31, 1994             1.22%         1.52 %      110.00%          --
Year Ended March
31, 1995 (f)         1.23%         1.48 %      121.00%          --
Year Ended March
31, 1996 (f)         1.24%*        1.31 %      152.00%          --
Year Ended March
31, 1997 (f)         1.24%*        0.99 %       98.00%      $0.0397
Year Ended March
31, 1998 (f)         1.19%*        0.50 %       72.00%      $0.0368

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                        Income from
                                  Investment Operations
                  Net Asset               Net Realized
                  Value at     Net       and Unrealized Total from
                  Beginning Investment    Gain (Loss)   Investment
                  of Period   Income     on Securities  Operations
INTERNATIONAL
EQUITY
ORDINARY SHARES
Year Ended March
31, 1994           $ 8.03      0.00 (a)       2.28         2.28
Year Ended March
31, 1995 (f)       $10.18     (0.03)(a)       0.04         0.01
Year Ended March
31, 1996 (f)       $10.06      0.00 (a)       0.67         0.67
Year Ended March
31, 1997 (f)       $10.70      0.01 (a)       0.40         0.41
Year Ended March
31, 1998 (f)       $11.03      0.07 (a)       1.30         1.37
INSTITUTIONAL
SHARES (D)
April 1, 1991 to
March 19, 1992     $ 9.40      0.09 (a)      (1.40)       (1.31)
August 25,
1994** to March
31,
1995 (f)           $11.00      0.01 (a)      (0.73)       (0.72)
Year Ended March
31, 1996 (f)       $10.10      0.04 (a)       0.66         0.70
Year Ended March
31, 1997 (f)       $10.73      0.06 (a)       0.41         0.47
Year Ended March
31, 1998 (f)       $11.10      0.14 (a)       1.28         1.42
EMERGING MARKETS
ORDINARY SHARES
August 8, 1994**
to March 31,
1995 (f)           $10.00     (0.05)(a)      (2.71)       (2.76)
Year Ended March
31, 1996 (f)       $ 7.24     (0.07)(a)       1.21         1.14
Year Ended March
31, 1997 (f)       $ 8.38     (0.04)(a)       0.90         0.86
Year Ended March
31, 1998 (f)       $ 9.24     (0.04)         (1.50)       (1.54)
INSTITUTIONAL
SHARES
April 2, 1996**
to March 31,
1997 (f)           $ 8.49      0.01 (a)       0.80         0.81
Year Ended March
31, 1998 (f)       $ 9.27      0.02          (1.53)       (1.51)
                                            Distributions
                              Dividends
                  Dividends  in excess of Distributions Distributions
                   from Net      Net          from      in excess of                Net Asset
                  Investment  Investment    Realized      Realized        Total     Value End     Total
                    Income      Income    Capital Gains Capital Gains Distributions of Period   Return(c)
INTERNATIONAL
EQUITY
ORDINARY SHARES
Year Ended March
31, 1994            (0.13)        --            --            --          (0.13)     $10.18       28.69 %
Year Ended March
31, 1995 (f)        (0.13)        --            --            --          (0.13)     $10.06        0.07 %
Year Ended March
31, 1996 (f)        (0.03)        --            --            --          (0.03)     $10.70        6.63 %
Year Ended March
31, 1997 (f)        (0.08)        --            --            --          (0.08)     $11.03        3.82 %
Year Ended March
31, 1998 (f)        (0.11)      (0.06)        (0.21)        (0.05)        (0.43)     $11.97       12.95 %
INSTITUTIONAL
SHARES (D)
April 1, 1991 to
March 19, 1992      (0.15)        --            --            --          (0.15)     $ 7.94(e)   (14.62)%(b)
August 25,
1994** to March
31,
1995 (f)            (0.18)        --            --            --          (0.18)     $10.10       (6.57)%
Year Ended March
31, 1996 (f)        (0.07)        --            --            --          (0.07)     $10.73        6.95 %
Year Ended March
31, 1997 (f)        (0.10)        --            --            --          (0.10)     $11.10        4.38 %
Year Ended March
31, 1998 (f)        (0.20)      (0.11)        (0.21)        (0.05)        (0.57)     $11.95       13.50 %
EMERGING MARKETS
ORDINARY SHARES
August 8, 1994**
to March 31,
1995 (f)              --          --            --            --            --       $ 7.24      (27.60)%
Year Ended March
31, 1996 (f)          --          --            --            --            --       $ 8.38       15.75 %
Year Ended March
31, 1997 (f)          --          --            --            --            --       $ 9.24       10.26 %
Year Ended March
31, 1998 (f)          --          --            --            --            --       $ 7.70      (16.67)%
INSTITUTIONAL
SHARES
April 2, 1996**
to March 31,
1997 (f)            (0.03)        --            --            --          (0.03)     $ 9.27        9.54 %
Year Ended March
31, 1998 (f)          --          --            --            --            --       $ 7.76      (16.29)%

                                    Ratios and Supplemental Data
                             Ratio of    Ratio of Net
                 Net Assets Operating     Investment
                   End of    Expenses    Income Loss)                 Average
                   Period   to Average    to Average    Portfolio    Commission
                  (000's)   Net Assets    Net Assets    Turnover      Rate(g)
INTERNATIONAL
EQUITY
ORDINARY SHARES
Year Ended March
31, 1994          $26,222      2.01%        (0.08)%       40.00%          --
Year Ended March
31, 1995 (f)      $27,657      1.91%        (0.24)%       46.48%          --
Year Ended March
31, 1996 (f)      $27,402      2.15%*       (0.04)%       43.00%          --
Year Ended March
31, 1997 (f)      $27,410      2.20%*        0.10 %      135.00%      $0.0140
Year Ended March
31, 1998 (f)      $32,182      2.18%*        0.62 %       61.00%      $0.0095
INSTITUTIONAL
SHARES (D)
April 1, 1991 to
March 19, 1992    $     0      1.63%         1.05 %        52.00%         --
August 25,
1994** to March
31,
1995 (f)          $ 3,052      1.66%(b)      0.13 %(b)     46.48%(b)      --
Year Ended March
31, 1996 (f)      $ 1,241      1.65%*        0.38 %        43.00%         --
Year Ended March
31, 1997 (f)      $ 1,760      1.69%*        0.51 %       135.00%     $0.0140
Year Ended March
31, 1998 (f)      $ 1,728      1.68%*        1.19 %        61.00%     $0.0095
EMERGING MARKETS
ORDINARY SHARES
August 8, 1994**
to March 31,
1995 (f)          $ 4,259      2.54%(b)     (1.03)%(b)     10.72%(b)      --
Year Ended March
31, 1996 (f)      $ 7,736      2.74%*       (0.84)%         9.00%         --
Year Ended March
31, 1997 (f)      $10,052      2.68%*       (0.47)%         8.00%     $0.0024
Year Ended March
31, 1998 (f)      $ 9,241      2.69%*       (0.43)%        52.00%     $0.0008
INSTITUTIONAL
SHARES
April 2, 1996**
to March 31,
1997 (f)          $ 1,212      2.01%(b)*     0.13 %(b)      8.00%(b)  $0.0024
Year Ended March
31, 1998 (f)      $ 1,002      2.19%*        0.24 %        52.00%     $0.0008

* EXPENSE RATIOS FOR THE YEARS ENDED MARCH 31, 1998, MARCH 31, 1997 AND MARCH 31, 1996 ARE SHOWN GROSS OF CUSTODY CREDITS (NOTE 3) IN ACCORDANCE WITH SEC REGULATIONS. THESE CREDITS ARE GENERATED BY INTEREST EARNED ON UNINVESTED CASH BALANCES MAINTAINED BY THE FUNDS, AND ARE USED TO OFFSET CUSTODIAL EX-PENSES OF THE FUND. THE FUNDS' EXPENSE RATIOS NET OF SUCH CREDITS, AS RE-PORTED IN PRIOR PERIODS, WOULD HAVE BEEN AS FOLLOWS: SMALL CAP ORDINARY AND INSTITUTIONAL SHARES, 1.89%, 1.90%, 1.88% AND 1.40%, 1.40%, 1.38%, RESPEC-
  TIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997 AND 1996; MID CAP ORDI-NARY AND INSTITUTIONAL SHARES,1.11%, 1.92% AND 1.27%, 1.66% (ANNUALIZED), RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1997 AND 1996; GROWTH AND IN-COME ORDINARY AND INSTITUTIONAL SHARES, 1.65%, 1.70%, 1.64% AND 1.14%, 1.21%, 1.15%, RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997 AND 1996; INTERNATIONAL EQUITY ORDINARY AND INSTITUTIONAL SHARES, 2.03%, 2.15%, 2.09% AND 1.54%, 1.64%, 1.59%, RESPECTIVELY, FOR THE PERIODS ENDED MARCH 31, 1998, 1997 AND 1996; AND EMERGING MARKETS ORDINARY AND INSTITUTIONAL SHARES, 2.57%, 2.56%, 2.59% AND 2.07%, 1.89% (ANNUALIZED), --, RESPECTIVELY FOR THE
  PERIODS ENDED MARCH 31, 1998, 1997 AND 1996.
** Commencement of Operations
(a) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements. As a result of such waivers/reimbursements and reductions, expenses of the Small Cap Ordinary Shares for the periods ended March 31, 1998, 1997, and 1996 reflect a re-duction of $0.01, $0.02 and $0.02 per share; expenses of the Small Cap In-stitutional Shares for the periods ended March 31, 1998, 1997 and 1996 re-flect a reduction of $0.01, $0.02 and $0.02 per share; expenses of the Mid Cap Ordinary Shares for the periods ended March 31, 1998, 1997, 1996 and 1995 reflect a reduction of $0.07, $0.15, $0.23 and $0.76 per share; ex-penses of the Mid Cap Institutional Shares for the periods ended March 31, 1998, 1997, and 1996 reflects a reduction of $0.06, $0.10 and $0.11 per share; expenses of the Growth and Income Ordinary Shares for the periods ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Growth and Income Institutional Shares for the pe-riods ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the International Equity Ordinary Shares for the periods ended March 31, 1998, 1997, 1996, 1995 and 1994 reflect a reduc-tion of $--, $0.01 $0.01, $0.01 and $0.01 per share respectively; expenses of the International Equity Institutional Shares for the periods ended March 31, 1998, 1997, 1996, 1995 and 1992 reflect a reduction of $--,
    $0.02, $0.01, $0.01 and $0.04 per share; and expenses of the Emerging Mar-kets Ordinary Shares for the periods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.01, $0.01 and $0.02 per share; expenses of the Emerging Markets Institutional Shares for the period ended March 31, 1997 reflects a reduction of $0.02 per share.
(b) Annualized
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian.
(d) Investment income and expenses for the periods ending March 31, 1991 through March 31, 1994 were calculated for the Ordinary Shares and then adjusted for the differences in distribution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional Share-holders and no Institutional Shares of beneficial interest outstanding from that date until August 25, 1994.
(f) Per share numbers have been calculated using the average shares method. In accordance with SEC reporting requirements the average commission rate has been calculated for fiscal years beginning on or after September 1, 1995.
(g) In accordance with SEC reporting requirements, the average commission ra-tio has been calculated for fiscal years beginning on or after December 1, 1995.
(h) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the subadvisor during the fiscal year ended March 31, 1997.
(i) Represents $2.42 per share of distributions from realized capital gains and $0.03 per share of a return of capital.

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has five series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quantitative Small Cap, Quantitative Mid Cap, Quantitative Growth and Income, Quantitative Interna-tional Equity, and Quantitative Emerging Markets. Quantitative Small Cap, Quantitative Mid Cap and Quantitative Emerging Markets were formerly known as Quantitative Numeric, Quantitative Numeric II, and Quantitative Foreign Fron-tier respectively.

The Quantitative Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation by investing primarily in common stocks of companies with smaller ($1 billion or less) market capitalizations or larger companies with higher than average expected earnings growth rates.

The Quantitative Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by investing primarily in common stock of companies with medium ($1 billion to $5 billion) market capitalizations.

The Quantitative Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying divi-dends.

The Quantitative International Equity Fund ("International Equity") seeks long-term capital growth and income by investing primarily in foreign securi-ties. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

The Quantitative Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

Holders of Institutional Shares bear no portion of the 12b-1 Plan expense of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. Ordinary Shares are sold subject to a 12b-1 Plan and, for Small Cap, Growth and Income, International Equity and Emerging Markets, a deferred sales charge. Prior to August 1, 1996, Ordinary Shares of Mid Cap were sold subject to the deferred sales charge.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment compa-nies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual re-sults could differ from these estimates.

Security Valuation.

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities are valued at the mean between the last reported bid and asked price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign cur-rencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith us-ing procedures approved by the Trustees.

Security Transactions and Related Investment Income.

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is re-corded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are al-located among classes based upon the daily relative net assets.

Repurchase Agreements.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-mar-ket daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Options.

Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed,
--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued

the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. Pur-chased options and the liability related to premiums received on written op-tions are valued based upon their quoted daily settlement price.

Option Contracts Written.

The number of contracts and premium amounts associated with call option con-tracts written by Growth and Income for the year ended March 31, 1998 were as follows:

                    Number of Premium
                    Contracts Amount
Balance at 3/31/97     --         --
Opened                 390     94,411
Closed or expired     (390)   (94,411)
Exercised              --         --
                      ----    -------
Balance at 3/31/98     --         --

Foreign Currency Transactions.

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions repre-sent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference be-tween the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are in-cluded with the net realized and unrealized gain or loss on investments.

Restricted Securities.

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transac-tions exempt from registration or to the public if the securities are regis-tered. One type of exempt transaction is a sale to certain qualified institu-tional buyers under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, re-stricted securities amounted to $75,385 or 0% of net assets of International Equity; $999,971 or 10% of net assets of Emerging Markets; and $0 for each of Small Cap, Mid Cap, and Growth and Income.

Unamortized Organization Expenses.

Costs incurred with Small Cap's organization and registration were amortized over the period of benefit, not exceeding 60 months. All costs are now fully amortized.

Expenses.

The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a spe-cific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own trans-fer agency fee.

3. Management Fee, Advisory Contracts and
   Other Affiliate Transactions.

The Funds have entered into a management agreement with Quantitative Advisors, Inc. (the "Manager"). Compensation of the Manager, for management and adminis-tration of the Funds, including selection and monitoring of the portfolio ad-visors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Small Cap, Mid Cap, and International Equity; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Emerging Markets.

Under the management agreement, the Manager has agreed to reduce its compensa-tion with respect to Small Cap, Growth and Income, and International Equity to the extent that the total expenses of any of these Funds individually exceed
2% of average net asset value for any fiscal year. The Manager has also volun-tarily agreed to waive fees or assume certain operating expenses of Mid Cap and Emerging Markets in order to reduce the total expenses of these Funds to no more than 1.65% and 2.45%, respectively, of their average net assets. The distribution agreement calls for the Distributor to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also agreed to assume expenses of any of these Funds if necessary in order to reduce their total expenses to no more than 2% of average net assets for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs as-sociated with international securities. Expenses are calculated gross of cus-tody credits, if applicable.
--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued


For the year ended March 31, 1998, the fees waived or expenses reimbursed by the Manager amounted to $40,002, $34,313, and $351 for Small Cap, Mid Cap, and International Equity respectively. The aggregate management fees, net of fees waived or reimbursed by the Manager amounted to $1,583,285.

The Manager has entered into advisory contracts with the following advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), State Street Bank and Trust Company (Growth and Income), and Inde-pendence International Associates, Inc. (International Equity, Emerging Mar-kets).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advi-sors of the Funds are as follows: Small Cap and International Equity Funds-- 0.50% of average daily total net assets; Mid Cap and Emerging Markets Funds-- 0.40% of average daily total net assets; and Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000.

The Funds have entered into a distribution agreement with U.S. Boston Capital Corporation (the "Distributor"). For its services under the distribution agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income, International Equity and Emerging Markets and (ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Mid Cap open during the period the plan is in effect. Prior to August 1, 1996, the annual rate for Mid Cap accounts was 0.50%. No fees are received by the Dis-tributor for Institutional Shares. For the year ended March 31, 1998, the Dis-tributor voluntarily agreed to waive its fees in part with respect to Mid Cap, which amounted to $8,737. During the year ended March 31, 1998, the aggregate fees, net of fees waived by the Distributor, paid by the Funds pursuant to such distribution plan amounted to $809,684. A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, International Equity and Emerging Markets is withheld from the re-demption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of In-stitutional Shares, and certain other transactions. The Funds have been ad-vised that during the year ended March 31, 1998, such fees earned by the Dis-tributor were $207,769.

Transfer agent functions are provided to the Funds by Quantitative Institu-tional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement. The transfer agent agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.13% of the aggregate average daily net asset value of each class of shares of each Fund and for reimbursement of out of pocket expenses. During the year ended March 31, 1998, the aggregate fees, net of fees waived by the Transfer Agent, paid by the Funds pursuant to such agreement amounted to $261,691. For the year ended March 31, 1998, the Transfer Agent voluntarily agreed to waive its fees in part with respect to Mid Cap which amounted to $5,868.

State Street Bank and Trust Company ("State Street") maintained the Funds' ac-counting records and provided custodial services through January 20, 1998. Ef-fective January 21, 1998, custody and fund accounting services are provided by Investors Fiduciary Trust Company ("IFTC"), a wholly owned subsidiary of State Street. Custody credits generated by interest earned on uninvested cash bal-ances maintained by the Funds are used to offset custodial expenses of the Funds.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Fed-eral income tax provision is required.

International Equity and Emerging Markets utilized $103,200 and $261,255, re-spectively, of capital loss carryovers during the fiscal year ended March 31, 1998.

At March 31, 1998, Emerging Markets had a capital loss carryover amounting to $25,743 which will expire on March 31, 2005 and a post October loss deferral amounting to $2,423,421. To the extent that these losses are used to offset any future capital gains realized during the carryover period, no capital gains tax liabilities will be incurred by Emerging Markets for gains realized and not distributed.

5. Purchases and Sales.

During the year ended March 31, 1998, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap,
Mid Cap, Growth and
--------------------------------------------------------------------------------

                              [LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued

Income, International Equity and Emerging Markets were $93,201,740, $17,394,360, $41,721,679, $19,436,601, and $5,677,003 respectively. Sales of such securities for the Funds were $106,216,004, $15,053,824, $39,983,114,
$18,621,988, and $5,124,054 respectively. Purchases and sales of U.S. Govern-ment obligations were $5,294,577 and $5,300,000 respectively for Emerging Mar-kets.

6. Securities Loans.

As of March 31, 1998, International Equity loaned common stocks having a value of $4,024,948 and received cash collateral of $4,198,112 for these loans.

Security lending income of $19,447 collected by State Street and IFTC was re-corded in interest income on the Statement of Operations.

7. Reclassifications.

For the year ended March 31, 1998, certain reclassification adjustments were made between undistributed/ (overdistributed) net investment income, accumu-lated net realized gain/(loss), and shares of beneficial interest due to dif-ferences between book and tax accounting, primarily due to current year net operating losses for Small Cap, Mid Cap, Emerging Markets; passive foreign in-vestment company holdings for International Equity and Emerging Markets; and foreign currency translation for International Equity and Emerging Markets. Such reclassifications were as follows:

                                          Increase/(Decrease)
                      Increase/(Decrease)   Undistributed/    Increase/(Decrease)
                           Shares of       (Overdistributed)      Accumulated
                          Beneficial        Net Investment       Net Realized
                           Interest          Income/(Loss)        Gain/(Loss)
Small Cap                  1,266,089            918,516           (2,184,605)
Mid Cap                           20             50,624              (50,644)
International Equity            (144)          (455,912)             456,056
Emerging Markets              (5,195)            71,973              (66,778)

8. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insur-ance Company. The annual premium is allocated among the Funds and Quantitative Institutional Services. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrev-ocable letter of credit.

9. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders.

                            5% or Greater Shareholders
                            ------------------------------
                                                 % of
Fund                          Number          Fund Held
Small Cap Inst.                 5                66%
Mid Cap Ord.                    2                22%
Mid Cap Inst.                   4                75%
Growth and Income Inst.         4                81%
International Equity Inst.      1                91%
Emerging Markets Inst.          2                97%

10. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may in-volve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued

11. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                Year Ended               Year Ended
                              March 31, 1998           March 31, 1997
                           ----------------------  ------------------------
                            Shares     Dollars       Shares      Dollars
SMALL CAP
ORDINARY SHARES:
Shares sold                 356,461  $  6,027,298     351,818  $  6,317,030
Shares issued in
 reinvestment of
 distributions              550,052     8,762,319     924,424    16,907,849
Shares redeemed            (947,877)  (15,988,184) (1,264,403)  (22,735,475)
                           --------  ------------  ----------  ------------
Net change                  (41,364) $ (1,198,567)     11,839  $    489,404
                           --------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                  76,347  $  1,343,153     321,340  $  5,965,533
Shares issued in
 reinvestment of
 distributions               34,000       558,954     213,876     4,116,247
Shares redeemed            (360,913)   (6,164,447) (2,157,817)  (38,785,621)
                           --------  ------------  ----------  ------------
Net change                 (250,566) $ (4,262,340) (1,622,601) $(28,703,841)
                           --------  ------------  ----------  ------------
TOTAL NET CHANGE FOR FUND            $ (5,460,907)             $(28,214,437)
                                     ------------              ------------
MID CAP
ORDINARY SHARES:
Shares sold                 323,072  $  4,936,609     283,463  $  4,013,410
Shares issued in
 reinvestment of
 distributions              153,778     2,265,150      76,221     1,064,046
Shares redeemed            (161,738)   (2,497,310)   (166,383)   (2,323,633)
                           --------  ------------  ----------  ------------
Net change                  315,112  $  4,704,449     193,301  $  2,753,823
                           --------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                  24,031  $    362,791      96,506  $  1,350,989
Shares issued in
 reinvestment of
 distributions                8,065       120,011       2,350        33,070
Shares redeemed              (8,069)     (125,877)   (422,182)   (6,069,111)
                           --------  ------------  ----------  ------------
Net change                   24,027  $    356,925    (323,326) $ (4,685,052)
                           --------  ------------  ----------  ------------
TOTAL NET CHANGE FOR FUND            $  5,061,374              $ (1,931,229)
                                     ------------              ------------
GROWTH AND INCOME
ORDINARY SHARES:
Shares sold                 411,100  $  7,998,681     138,045  $  2,136,905
Shares issued in
 reinvestment of
 distributions              253,654     4,723,028     293,065     4,442,864
Shares redeemed            (322,168)   (6,086,768)   (427,154)   (6,602,373)
                           --------  ------------  ----------  ------------
Net change                  342,586  $  6,634,941       3,956  $    (22,604)
                           --------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                  85,691  $  1,602,542       9,058  $    137,464
Shares issued in
 reinvestment of
 distributions               10,834       201,396      17,093       258,962
Shares redeemed             (18,462)     (329,016)    (55,068)     (865,268)
                           --------  ------------  ----------  ------------
Net change                   78,063  $  1,474,922     (28,917) $   (468,842)
                           --------  ------------  ----------  ------------
TOTAL NET CHANGE FOR FUND            $  8,109,863              $   (491,446)
                                     ------------              ------------

--------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued

                                       Year Ended             Year Ended
                                     March 31, 1998         March 31, 1997
                                  ---------------------  ---------------------
                                   Shares     Dollars     Shares     Dollars
INTERNATIONAL EQUITY
ORDINARY SHARES:
Shares sold                        465,824  $ 5,430,040   288,056  $ 3,128,420
Shares issued in reinvestment of
 distributions                     102,951    1,093,343    16,596      182,722
Shares redeemed                   (365,138)  (4,141,960) (380,548)  (4,118,431)
                                  --------  -----------  --------  -----------
Net change                         203,637  $ 2,381,423   (75,896) $  (807,289)
                                  --------  -----------  --------  -----------
INSTITUTIONAL SHARES:
Shares sold                          5,215  $    55,388    46,087  $   502,388
Shares issued in reinvestment of
 distributions                       7,592       80,395     1,099       12,144
Shares redeemed                    (26,843)    (308,828)   (4,216)     (45,934)
                                  --------  -----------  --------  -----------
Net change                         (14,036) $  (173,045)   42,970  $   468,598
                                  --------  -----------  --------  -----------
Total net change for fund                   $ 2,208,378            $  (338,691)
                                            -----------            -----------
EMERGING MARKETS
ORDINARY SHARES:
Shares sold                        308,029  $ 2,634,998   269,187  $ 2,347,110
Shares issued in reinvestment of
 distributions                         --           --        --             -
Shares redeemed                   (195,299)  (1,708,550) (104,973)    (898,041)
                                  --------  -----------  --------  -----------
Net change                         112,730  $   926,448   164,214  $ 1,449,069
                                  --------  -----------  --------  -----------
INSTITUTIONAL SHARES:
Shares sold                          2,349  $    17,973   131,870  $ 1,140,389
Shares issued in reinvestment of
 distributions                         --           --         14          116
Shares redeemed                     (4,047)     (28,360)   (1,132)     (10,110)
                                  --------  -----------  --------  -----------
Net change                          (1,698) $   (10,387)  130,752  $ 1,130,395
                                  --------  -----------  --------  -----------
NET CHANGE FOR FUND                         $   916,061            $ 2,579,464
                                            -----------            -----------

12. Subsequent Events.

In April 1998, the Board of Trustees approved a proposal to change the names of certain of the Funds as follows: Quantitative Numeric Fund to Quantitative Small Cap Fund, Quantitative Numeric II Fund to Quantitative Mid Cap Fund, and Quantitative Foreign Frontier Fund to Quantitative Emerging Markets Fund.

Tax Information Notice (unaudited).

For the fiscal year ended March 31, 1998, the Quantitative Small Cap Fund dis-tributed $1,769,788 of long term capital gain dividends (28% gain).
--------------------------------------------------------------------------------

                               FORM N-1A PART C
                               OTHER INFORMATION

Item 23.  Financial Statements and Exhibits

          (a)  Financial Statements:
               Included in Part A:

               Quantitative Small Cap Fund (formerly Quantitative Numeric Fund)
               ----------------------------------------------------------------

               Per Share Income and Capital Changes, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1998, 1997, 1996, 1995 and 1994

               Quantitative Mid Cap Fund (formerly Quantitative Numeric II Fund)
               -----------------------------------------------------------------

               Per Share Income and Capital Changes, Years Ended March 31, 1998, 1997 and 1996, and Period from October 1, 1994 to March 31, 1995 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Year Ended March 31, 1998 and 1997 and Period from April 17, 1995 to March 31, 1996


               Quantitative Growth and Income Fund
               -----------------------------------

               Per Share Income and Capital Changes, Years Ended March 31, 1998, 1997, 1996, 1995 and 1994 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1998, 1997, 1996, 1995 and 1994

               Quantitative International Equity Fund
               ---------------------------------------

               Per Share Income and Capital Changes, Years Ended March 31, 1998, 1997, 1996, 1995 and 1994, for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1998, 1997 and 1996, Period from August 25, 1994 to March 31, 1995, and Period Ended March 19, 1992

               Quantitative Emerging Markets Fund (formerly Quantitative Foreign
               -----------------------------------------------------------------
               Frontier Fund)
               --------------

               Per Share Income and Capital Changes, Years Ended March 31, 1998, 1997 and 1996, and Period from August 8, 1994 to March 31, 1995 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Year Ended March 31, 1998 and Period from April 2, 1997 to March 31, 1997


          Included in Part B:

               Quantitative Small Cap Fund
               ---------------------------
               Report of Independent Accountants, May 5, 1998
               Investments, March 31, 1998
               Statement of Assets and Liabilities, March 31, 1998 Statement of Operations, Year Ended March 31, 1998

               Statement of Changes in Net Assets, Year Ended March 31, 1998 and March 31, 1997

               Selected Per Share Data and Ratios, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994

               Notes to Financial Statements, March 31, 1998

               Quantitative Mid Cap Fund
               -------------------------
               Report of Independent Accountants, May 5, 1998
               Investments, March 31, 1998
               Statement of Assets and Liabilities, March 31, 1998
               Statement of Operations, Year Ended March 31, 1998
               Statement of Changes in Net Assets, Year Ended March 31, 1998 and March 31, 1997
               Selected Per Share Data and Ratios, Years Ended March 31, 1998, 1997 and 1996, and Period from October 1, 1994 to March 31, 1995 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1998, and 1997 and Period from April 17, 1995 to March 31, 1996
               Notes to Financial Statements, March 31, 1998

               Quantitative Growth and Income Fund
               -----------------------------------

               Report of Independent Accountants, May 5, 1998
               Investments, March 31, 1998
               Statement of Assets and Liabilities, March 31, 1998
               Statement of Operations, Year Ended March 31, 1998
               Statement of Changes in Net Assets, Years Ended March 31, 1998 and March 31, 1997

               Selected Per Share Data and Ratios, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994

               Notes to Financial Statements, March 31, 1998

               Quantitative International Equity Fund
               --------------------------------------

               Report of Independent Accountants, May 5, 1998
               Investments, March 31, 1998
               Statement of Assets and Liabilities, March 31, 1998
               Statement of Operations, Year Ended March 31, 1998
               Statement of Changes in Net Assets, Years Ended March 31, 1998 and March 31, 1997
               Selected Per Share Data and Ratios, Years Ended March 31, 1998, 1997, 1996, 1995, and 1994 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1998, 1997 and 1996, Period from August 25, 1994 to March 31, 1995, and Period Ended March 19, 1992
               Notes to Financial Statements, March 31, 1998

               Quantitative Emerging Markets Fund
               ----------------------------------

               Report of Independent Accountants, May 5, 1998
               Investments, March 31, 1998
               Statement of Assets and Liabilities, March 31, 1998
               Statement of Operations, Year Ended March 31, 1998
               Statement of Changes in Net Assets, Years Ended March 31, 1998 and 1997

               Selected Per Share Data and Ratios, Years Ended March 31, 1998, 1997 and 1996, and Period from August 8, 1994 to March 31, 1995 for Ordinary Shares and for Institutional Shares Year Ended March 31, 1998 and Period from April 2, 1997 to March 31, 1997
               Notes to Financial Statements, March 31, 1998

     (b)  Exhibits

                4. Advisory Contract with Polaris Capital Management, Inc.
                   Amendment to Management Contract
                5. Amendment to Terms and Conditions of Distribution Agreement
               10. Consent of Independent Accountants
               14. Financial Data Schedule

Item 24.  Persons Controlled by or under Common Control with Registrant
                    None
Item 26.  Number of Holders of Securities

          As of June 30, 1998, there were 2,000 holders of Quantitative Small Cap Ordinary Shares of beneficial interest and 43 holders of Quantitative Small Cap Institutional Shares of beneficial interest; 577 holders of Quantitative Mid Cap Ordinary Shares of beneficial interest and 23 holders of Quantitative Mid Cap Institutional Shares of beneficial interest; 890 holders of Quantitative Growth and Income Ordinary Shares of beneficial interest and 25 holders of Quantitative Growth and Income Institutional Shares of beneficial interest; 625 holders of Quantitative International Equity Ordinary Shares of beneficial interest and 6 holders of Quantitative International Equity Institutional Shares of beneficial interest; 54 holders of Quantitative Foreign Value Ordinary Shares and 0 holders of Quantitative Foreign Value Institutional Shares; and 352 holders of Quantitative Emerging Markets Ordinary Shares of beneficial interest and 5 holders of Quantitative Emerging Markets Institutional Shares of beneficial interest.


Item 27.  Indemnification

          Article VIII of the Trust's Declaration of Trust provides in relevant part:

          Trustees, Officers, etc.
          ------------------------

               Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment
------------------

          Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Indemnification Not Exclusive
-----------------------------

          Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted against the Fund by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

          There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Advisors, Inc., the Registrant's investment adviser (viz. the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name                          Business and other connections
----                          ------------------------------

Willard L. Umphrey:           President/Treasurer/Clerk/Director, U.S.
President                     Boston Insurance Agency, Inc.;
Treasurer                     President/Treasurer/Director, U.S. Boston
Director                      Capital Corporation, USB Technology, Inc.;
                              President/Director, USB Atlantic Associates, Inc.,
                              USB 95 Acquisition Corp., Waterfront Parking
                              Corporation; Director/Treasurer, USB Corporation and U.S. Boston Corporation; Assistant
                              Secretary/Director, AB&T, Inc.; Director,
                              Cambridge Diagnostics Ireland Ltd., Pear Tree
                              Royalty Company, Inc., U.S. Boston Asset
                              Management Corporation, U.S. Boston Funding
                              Corporation, U.S. Boston Fiduciary Corporation,
                              U.S. Boston Institutional Services, Inc.,
                              Selfcare, Inc.; Partner, U.S. Boston Company, U.S.
                              Boston Company II, U.S. Boston Company III; U.S.
                              Boston Company IV; President/Chairman/Trustee,
                              Quantitative Group of Funds

Leon Okurowski:               Director/President, U.S. Boston Corporation,
Clerk                         USB Corporation and U.S. Boston Asset
Director                      Management Corporation; Vice
                              President/Clerk/Director, Waterfront Parking
                              Corporation; Vice President/Director, U.S. Boston
                              Capital Corporation; Vice President, U.S. Boston
                              Insurance Agency, Inc. Director/Treasurer, U.S.
                              Boston Institutional Services, Inc., AB&T, Inc.;
                              Director, U.S. Boston Fiduciary Corporation, U.S.
                              Boston Funding Corporation, USB Technology, Inc.;
                              Partner, U.S. Boston Company, U.S. Boston Company
                              II, U.S. Boston Company III, U.S. Boston Company
                              IV; Treasurer/Vice Chairman/Trustee, Quantitative
                              Group of Funds

Mark A. Katzoff               Clerk, Quantitative Group of Funds
Assistant Clerk

     The principal business address of each U.S. Boston affiliate named above is Lincoln North, Lincoln, Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston, Massachusetts 02109.

Item 29.   Principal Underwriter

          (a)  Not applicable.
          (b) The directors and officers of the Registrant's principal underwriter are:

                      Positions and   Positions and
                      Offices with    Offices with
Name                  Underwriter     Registrant
----                  -------------   -------------
Carol A. Higgins      Clerk           None

Leon Okurowski        Vice President  Vice President, Treasurer
                      and Director    and Trustee

Willard L. Umphrey    President,      President, Chairman,
                      Treasurer       and Trustee
                      and Director

The principal business address of each person listed above is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

Item 30.  Location of Accounts and Records.

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisers, Quantitative Advisors, Inc. and Polaris Capital Management, Inc.; Registrant's custodian, Investors' Fiduciary Trust Company; and Registrant's transfer agent and dividend disbursing agent, Quantitative Institutional Services. The address of Quantitative Advisors, Inc. is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of Quantitative Institutional Services is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of Polaris Capital Management, Inc. is 125 Summer Street, Boston, Massachusetts 02110; and the address of Investors' Fiduciary Trust Company is 801 Pennsylvania Ave, Kansas City, MO 64105.

Item 31.  Management Services

                 None.

Item 32  Undertakings

          (a)  Not applicable.
          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                    NOTICE

A copy of the Agreement and Declaration of Trust of Quantitative Group of Funds, as amended, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the registrant acting as an officer and not individually and that the obligations of or arising out of this instrument are not binding on any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                               -----------------
                                  Signatures

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Lincoln, and Commonwealth of Massachusetts on the 29 day of July, 1998.


                        Quantitative Group of Funds

                         By___________________________________
                           Willard L. Umphrey, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Quantitative Group of Funds has been signed by the following persons in the capacities and on the dates indicated.

_____________________
Robert M. Armstrong    Trustee               July 29, 1998

_____________________
Edward A. Bond, Jr.    Trustee               July 29, 1998

_____________________
John M. Bulbrook       Trustee               July 29, 1998

_____________________
Edward E. Burrows      Trustee               July 29, 1998

_____________________
Leon Okurowski         Trustee               July 29, 1998

_____________________
Willard L. Umphrey     Trustee               July 29, 1998

_____________________
Ron Zwanziger          Trustee               July 29, 1998